                                                           DIVERSIFIED INVESTORS

                                                              VARIABLE FUNDS AND
                                                        STRATEGIC VARIABLE FUNDS

                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 1998

                    INTERMEDIATE/LONG HORIZON
                    STRATEGIC ALLOCATION
                    VARIABLE FUND                              CALVERT SERIES

                                                INTERNATIONAL EQUITY SERIES

                                                   HIGH YIELD BOND SERIES
          INTERMEDIATE HORIZON
          STRATEGIC ALLOCATION                 AGGRESSIVE EQUITY SERIES
          VARIABLE FUND
                                                SPECIAL EQUITY SERIES

                                               EQUITY GROWTH SERIES

                                           GROWTH & INCOME SERIES

                                            EQUITY VALUE SERIES
SHORT HORIZON
STRATEGIC ALLOCATION                     EQUITY INCOME SERIES
VARIABLE FUND
                                            BALANCED SERIES

                         GOVERNMENT/CORPORATE BOND SERIES

                    INTERMEDIATE GOVERNMENT BOND SERIES

                             HIGH QUALITY BOND SERIES

                                MONEY MARKET SERIES

                                          [DIVERSIFIED INVESTMENT ADVISORS LOGO]

This report is not to be construed as an offering for sale of any contracts participating in the Subaccounts (Series) of Diversified Investors Variable Funds or the Diversified Investors Strategic Variable Funds, or as a solicitation as an offer to buy any contracts unless preceded by or accompanied by a current prospectus which contains the complete information of charges and expenses.

This is a combined semi-annual report for the subaccounts of the Diversified Investors Variable Funds and the Diversified Investors Strategic Variable Funds.

                    THE DIVERSIFIED INVESTORS VARIABLE FUNDS
                          AND STRATEGIC VARIABLE FUNDS

                               TABLE OF CONTENTS

                                                                 PAGE
                                                                -------
DIVERSIFIED INVESTORS VARIABLE GROUP:
  Statements of Assets and Liabilities......................        2-3
  Statements of Operations..................................        4-5
  Statements of Changes in Net Assets.......................        6-7
  Statements of Changes in Net Assets -- December 31,
     1997...................................................        8-9
  Notes to Financial Statements.............................      10-12
  Financial Highlights......................................      14-17
DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS:
  Statements of Assets and Liabilities......................         18
  Statements of Operations..................................         19
  Statements of Changes in Net Assets.......................         20
  Statements of Changes in Net Assets -- December 31,
     1997...................................................         21
  PORTFOLIO OF INVESTMENTS:
  Short Horizon Strategic Variable Fund.....................         22
  Intermediate Horizon Strategic Variable Fund..............         23
  Intermediate Long Horizon Strategic Variable Fund.........         24
  Notes to Financial Statements.............................      25-26
  Financial Highlights......................................         27
DIVERSIFIED INVESTORS PORTFOLIOS:
  Economic and Market Review................................      28-33
  Statements of Assets and Liabilities......................      34-35
  Statements of Operations..................................      36-37
  Statements of Changes in Net Assets.......................      38-39
  Statements of Changes in Net Assets -- December 31,
     1997...................................................      40-41
  PORTFOLIO OF INVESTMENTS:
  Money Market Portfolio....................................      42-43
  High Quality Bond Portfolio...............................      44-46
  Intermediate Government Bond Portfolio....................      47-48
  Government/Corporate Bond Portfolio.......................      49-51
  Balanced Portfolio........................................      52-54
  Equity Income Portfolio...................................      55-58
  Equity Value Portfolio....................................      59-61
  Growth & Income Portfolio.................................      62-64
  Equity Growth Portfolio...................................      65-67
  Special Equity Portfolio..................................      68-73
  Aggressive Growth Portfolio...............................         74
  High Yield Bond Portfolio.................................      75-77
  International Equity Portfolio............................      78-82
  Notes to Financial Statements.............................      83-94
  Calvert Social Balanced Portfolio Semi-Annual Report......     95-108

                      DIVERSIFIED INVESTORS VARIABLE FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES

                                 JUNE 30, 1998

                                  (UNAUDITED)

                                 MONEY          HIGH        INTERMEDIATE      GOVERNMENT/                       EQUITY
                                MARKET      QUALITY BOND   GOVERNMENT BOND   CORPORATE BOND     BALANCED        INCOME
                              SUBACCOUNT     SUBACCOUNT      SUBACCOUNT        SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                              -----------   ------------   ---------------   --------------   ------------   ------------
ASSETS:
Investment in the Funds, at
  value (Notes 1 and 2).....  $24,048,957    $2,591,870      $21,042,792      $28,803,593     $138,037,153   $386,213,397
Receivable from AUSA........       23,266            --               --               --               --             --
                              -----------    ----------      -----------      -----------     ------------   ------------
     Total assets...........   24,072,223     2,591,870       21,042,792       28,803,593      138,037,153    386,213,397
                              -----------    ----------      -----------      -----------     ------------   ------------
LIABILITIES:
Accrued expenses............       90,187         6,678           61,679           79,365          408,065      1,195,856
                              -----------    ----------      -----------      -----------     ------------   ------------
     Total Liabilities......       90,187         6,678           61,679           79,365          408,065      1,195,856
                              -----------    ----------      -----------      -----------     ------------   ------------
     NET ASSETS ATTRIBUTABLE
       TO ANNUITY
       CONTRACTHOLDERS......  $23,982,036    $2,585,192      $20,981,113      $28,724,228     $137,629,088   $385,017,541
                              ===========    ==========      ===========      ===========     ============   ============
Accumulation units..........    1,491,401       232,276        1,348,723        1,274,985        4,275,987     10,355,949
                              ===========    ==========      ===========      ===========     ============   ============
Unit value..................  $     16.08    $    11.13      $     15.56      $     22.53     $      32.19   $      37.18
                              ===========    ==========      ===========      ===========     ============   ============

                       See notes to financial statements.

      EQUITY        GROWTH &        EQUITY        SPECIAL     AGGRESSIVE       HIGH      INTERNATIONAL
       VALUE         INCOME         GROWTH        EQUITY        EQUITY      YIELD BOND      EQUITY         CALVERT
    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
    -----------   ------------   ------------   -----------   -----------   ----------   -------------   -----------
    $11,442,609   $111,933,647   $241,594,969   $93,134,079   $10,612,550   $1,560,443    $33,362,107    $33,491,825
             --             --        152,489            --            --           --             --
    -----------   ------------   ------------   -----------   -----------   ----------    -----------    -----------
     11,442,609    111,933,647    241,747,458    93,134,079    10,612,550    1,560,443     33,362,107     33,491,825
    -----------   ------------   ------------   -----------   -----------   ----------    -----------    -----------
         30,179        285,953        745,357       280,162        26,422        4,187         97,731         98,680
    -----------   ------------   ------------   -----------   -----------   ----------    -----------    -----------
         30,179        285,953        745,357       280,162        26,422        4,187         97,731         98,680
    -----------   ------------   ------------   -----------   -----------   ----------    -----------    -----------
    $11,412,430   $111,647,694   $241,002,101   $92,853,917   $10,586,128   $1,556,256    $33,264,376    $33,393,145
    ===========   ============   ============   ===========   ===========   ==========    ===========    ===========
        783,239      4,247,841      5,374,729     3,719,717       848,143      125,270      2,276,812      1,359,337
    ===========   ============   ============   ===========   ===========   ==========    ===========    ===========
    $     14.57   $      26.28   $      44.84   $     24.96   $     12.48   $    12.42    $     14.61    $     24.57
    ===========   ============   ============   ===========   ===========   ==========    ===========    ===========

                       See notes to financial statements.

                      DIVERSIFIED INVESTORS VARIABLE FUNDS

                            STATEMENTS OF OPERATIONS

                       FOR THE PERIOD ENDED JUNE 30, 1998

                                  (UNAUDITED)

                                MONEY          HIGH        INTERMEDIATE      GOVERNMENT/                     EQUITY        EQUITY
                                MARKET     QUALITY BOND   GOVERNMENT BOND   CORPORATE BOND    BALANCED       INCOME        VALUE
                              SUBACCOUNT    SUBACCOUNT      SUBACCOUNT        SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                              ----------   ------------   ---------------   --------------   -----------   -----------   ----------
INVESTMENT INCOME:
Allocated net investment
  income (loss) from
  Diversified Investors
  Portfolios (Note 2)....      $709,061      $62,107         $557,800          $762,957      $ 2,303,384   $ 4,054,462    $ 61,779
                               --------      -------         --------          --------      -----------   -----------    --------
EXPENSES (NOTE 3)
  Mortality and expense
    risk.................       118,634        9,217           90,238           111,535          584,511     1,706,372      39,989
  Less expenses
    reimbursed
    by AUSA..............       (23,266)          --               --                --               --            --          --
                               --------      -------         --------          --------      -----------   -----------    --------
  Net expenses...........        95,368        9,217           90,238           111,535          584,511     1,706,372      39,989
                               --------      -------         --------          --------      -----------   -----------    --------
Net investment income
  (loss).................       613,693       52,890          467,562           651,422        1,718,873     2,348,090      21,790
                               --------      -------         --------          --------      -----------   -----------    --------
REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS (NOTE 2)
  Net realized gains (losses)
    on investments.......          (305)        (458)          17,965           102,952        6,122,898    23,799,109     769,778
  Net realized gain on foreign
    currency
    transactions.........            --           --               --                --               --            --          --
  Net change in
    unrealized
    appreciation
    (depreciation) on
    investments..........            --        2,198           70,377           225,137        5,120,577     6,983,010     (99,872)
  Net change in
    unrealized
    depreciation in
    translation of assets
    and liabilities in
    foreign currency.....            --           --               --                --               --            --          --
                               --------      -------         --------          --------      -----------   -----------    --------
  Net realized and
    unrealized gains (losses)
    on investments.......          (305)       1,740           88,342           328,089       11,243,475    30,782,119     669,906
                               --------      -------         --------          --------      -----------   -----------    --------
Net increase in net
  assets resulting from
  operations.............      $613,388      $54,630         $555,904          $979,511      $12,962,348   $33,130,209    $691,696
                               ========      =======         ========          ========      ===========   ===========    ========

                       See notes to financial statements.

                        GROWTH &       EQUITY       SPECIAL     AGGRESSIVE      HIGH      INTERNATIONAL
                         INCOME        GROWTH        EQUITY       EQUITY     YIELD BOND      EQUITY        CALVERT
                       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                       -----------   -----------   ----------   ----------   ----------   -------------   ----------
                       $   145,956   $   184,772   $   51,507   $   (4,821)   $50,489      $  257,920     $       --
                       -----------   -----------   ----------   ----------    -------      ----------     ----------
                           380,404     1,003,961      392,918       35,341      5,220         136,728        140,950
                                --      (152,489)          --           --         --              --             --
                       -----------   -----------   ----------   ----------    -------      ----------     ----------
                           380,404       851,472      392,918       35,341      5,220         136,728        140,950
                       -----------   -----------   ----------   ----------    -------      ----------     ----------
                          (234,448)     (666,700)    (341,411)     (40,162)    45,269         121,192       (140,950)
                       -----------   -----------   ----------   ----------    -------      ----------     ----------
                         4,096,653    25,024,733    3,440,954     (123,762)    11,576       1,014,346        342,047
                                --            --           --           --         --         226,173             --
                        12,990,633    12,852,854    2,181,569    1,436,123    (11,477)      2,321,005      2,675,443
                                --            --           --           --         --        (119,877)            --
                       -----------   -----------   ----------   ----------    -------      ----------     ----------
                        17,087,286    37,877,587    5,622,523    1,312,361         99       3,441,647      3,017,490
                       -----------   -----------   ----------   ----------    -------      ----------     ----------
                       $16,852,838   $37,210,887   $5,281,112   $1,272,199    $45,368      $3,562,839     $2,876,540
                       ===========   ===========   ==========   ==========    =======      ==========     ==========

                       See notes to financial statements.

                      DIVERSIFIED INVESTORS VARIABLE FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                       FOR THE PERIOD ENDED JUNE 30, 1998

                                  (UNAUDITED)

                                          MONEY           HIGH        INTERMEDIATE      GOVERNMENT/
                                          MARKET      QUALITY BOND   GOVERNMENT BOND   CORPORATE BOND     BALANCED
                                        SUBACCOUNT     SUBACCOUNT      SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                       ------------   ------------   ---------------   --------------   ------------
FROM OPERATIONS:
  Net investment income (loss).......  $    613,693    $   52,890      $   467,562      $   651,422     $  1,718,873
  Net realized gains (losses) on
     investments.....................          (305)         (458)          17,965          102,952        6,122,898
  Net realized gains in foreign
     currency transactions...........            --            --               --               --               --
  Net change in unrealized
     appreciation (depreciation) on
     investments.....................            --         2,198           70,377          225,137        5,120,577
  Net change in unrealized
     depreciation in translation of
     assets and liabilities in
     foreign currency................            --            --               --               --               --
                                       ------------    ----------      -----------      -----------     ------------
  Net increase in net assets
     resulting from operations.......       613,388        54,630          555,904          979,511       12,962,348
                                       ------------    ----------      -----------      -----------     ------------
FROM UNIT TRANSACTIONS (NOTE 4):
  Net proceeds from the issuance of
     units...........................    26,865,392     1,833,870        3,970,814       10,320,333       20,631,787
  Net asset value of units
     redeemed........................   (27,384,915)     (644,408)      (2,996,137)      (3,436,232)     (16,080,215)
                                       ------------    ----------      -----------      -----------     ------------
  Net increase in net assets from
     unit transactions...............      (519,523)    1,189,462          974,677        6,884,101        4,551,572
                                       ------------    ----------      -----------      -----------     ------------
Net increase in net assets...........        93,865     1,244,092        1,530,581        7,863,612       17,513,920
NET ASSETS:
  Beginning of period................    23,888,171     1,341,100       19,450,532       20,860,616      120,115,168
                                       ------------    ----------      -----------      -----------     ------------
  End of period......................  $ 23,982,036    $2,585,192      $20,981,113      $28,724,228     $137,629,088
                                       ============    ==========      ===========      ===========     ============

Units outstanding beginning of
  period.............................     1,520,230       123,847        1,285,250          962,769        4,125,273
Units issued during period...........     1,690,702       167,346          258,624          468,016          666,065
Units redeemed during period.........    (1,719,531)      (58,917)        (195,151)        (155,800)        (515,351)
                                       ------------    ----------      -----------      -----------     ------------
Units outstanding end of period......     1,491,401       232,276        1,348,723        1,274,985        4,275,987
                                       ============    ==========      ===========      ===========     ============

                       See notes to financial statements.

                          EQUITY        EQUITY       GROWTH &        EQUITY        SPECIAL      AGGRESSIVE       HIGH
                          INCOME         VALUE        INCOME         GROWTH         EQUITY        EQUITY      YIELD BOND
                        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                       ------------   -----------   -----------   ------------   ------------   -----------   ----------
                       $  2,348,090   $    21,790   $  (234,448)  $   (666,700)  $   (341,411)  $   (40,162)  $   45,269
                         23,799,109       769,778     4,096,653     25,024,733      3,440,954      (123,762)      11,576
                                 --            --            --             --             --            --           --
                          6,983,010       (99,872)   12,990,633     12,852,854      2,181,569     1,436,123      (11,477)
                                 --            --            --             --             --            --           --
                       ------------   -----------   -----------   ------------   ------------   -----------   ----------
                         33,130,209       691,696    16,852,838     37,210,887      5,281,112     1,272,199       45,368
                       ------------   -----------   -----------   ------------   ------------   -----------   ----------
                         38,838,153     5,778,356    41,477,774     27,100,122     23,772,188     5,625,445    1,092,969
                        (37,304,997)   (1,111,115)   (7,262,089)   (29,220,648)   (13,616,925)   (1,950,269)    (139,291)
                       ------------   -----------   -----------   ------------   ------------   -----------   ----------
                          1,533,156     4,667,241    34,215,685     (2,120,526)    10,155,263     3,675,176      953,678
                       ------------   -----------   -----------   ------------   ------------   -----------   ----------
                         34,663,365     5,358,937    51,068,523     35,090,361     15,436,375     4,947,375      999,046
                        350,354,176     6,053,493    60,579,171    205,911,740     77,417,542     5,638,753      557,210
                       ------------   -----------   -----------   ------------   ------------   -----------   ----------
                       $385,017,541   $11,412,430   $111,647,694  $241,002,101   $ 92,853,917   $10,586,128   $1,556,256
                       ============   ===========   ===========   ============   ============   ===========   ==========

                         10,309,097       457,127     2,817,842      5,421,544      3,308,346       533,625       47,081
                          1,070,560       403,513     1,731,397        658,396        968,763       480,712       89,535
                         (1,023,708)      (77,401)     (301,398)      (705,211)      (557,392)     (166,194)     (11,346)
                       ------------   -----------   -----------   ------------   ------------   -----------   ----------
                         10,355,949       783,239     4,247,841      5,374,729      3,719,717       848,143      125,270
                       ============   ===========   ===========   ============   ============   ===========   ==========

                       INTERNATIONAL
                          EQUITY         CALVERT
                        SUBACCOUNT     SUBACCOUNT
                       -------------   -----------
                        $   121,192    $  (140,950)
                          1,014,346        342,047
                            226,173             --
                          2,321,005      2,675,443
                           (119,877)            --
                        -----------    -----------
                          3,562,839      2,876,540
                        -----------    -----------
                          8,384,431      4,309,192
                         (5,205,698)    (2,757,670)
                        -----------    -----------
                          3,178,733      1,551,522
                        -----------    -----------
                          6,741,572      4,428,062
                         26,522,804     28,965,083
                        -----------    -----------
                        $33,264,376    $33,393,145
                        ===========    ===========
                          2,061,367      1,293,126
                            582,289        181,016
                           (366,844)      (114,805)
                        -----------    -----------
                          2,276,812      1,359,337
                        ===========    ===========

                       See notes to financial statements.

                      DIVERSIFIED INVESTORS VARIABLE FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                       MONEY            HIGH          INTERMEDIATE      GOVERNMENT/
                                       MARKET      QUALITY BOND(a)   GOVERNMENT BOND   CORPORATE BOND     BALANCED
                                     SUBACCOUNT      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                    ------------   ---------------   ---------------   --------------   ------------
FROM OPERATIONS:
  Net investment income (loss)....  $  1,029,528     $   33,600        $   890,170      $   963,158     $  2,805,832
  Net realized gains (losses) on
     investments..................          (906)       (11,295)             8,649           40,648       13,928,567
  Net realized gains in foreign
     currency transactions........            --             --                 --               --               --
  Net change in unrealized
     appreciation (depreciation)
     on investments...............            --          6,058            287,018          310,295          635,705
  Net change in unrealized
     depreciation in translation
     of assets and liabilities in
     foreign currency.............            --             --                 --               --               --
                                    ------------     ----------        -----------      -----------     ------------
  Net increase in net assets
     resulting from operations....     1,028,622         28,363          1,185,837        1,314,101       17,370,104
                                    ------------     ----------        -----------      -----------     ------------
FROM UNIT TRANSACTIONS (NOTE 4):
  Net proceeds from the issuance
     of units.....................    29,868,802      1,356,965          4,302,102        8,672,358       34,215,537
  Net asset value of units
     redeemed.....................   (29,043,144)      (251,981)        (5,255,551)      (5,482,790)     (27,248,612)
                                    ------------     ----------        -----------      -----------     ------------
  Net increase in net assets from
     unit transactions............       825,658      1,104,984           (953,449)       3,189,568        6,966,925
                                    ------------     ----------        -----------      -----------     ------------
Net increase in net assets........     1,854,280      1,133,347            232,388        4,503,669       24,337,029
NET ASSETS:
  Beginning of year...............    22,033,891        207,753         19,218,144       16,356,947       95,778,139
                                    ------------     ----------        -----------      -----------     ------------
  End of year.....................  $ 23,888,171     $1,341,100        $19,450,532      $20,860,616     $120,115,168
                                    ============     ==========        ===========      ===========     ============

Units outstanding beginning of
  year............................     1,468,262         20,094          1,352,706          813,757        3,889,984
Units issued during year..........     1,941,241        127,206            292,710          411,257        1,260,240
Units redeemed during year........    (1,889,273)       (23,453)          (360,166)        (262,245)      (1,024,951)
                                    ------------     ----------        -----------      -----------     ------------
Units outstanding end of year.....     1,520,230        123,847          1,285,250          962,769        4,125,273
                                    ============     ==========        ===========      ===========     ============

       EQUITY        EQUITY       GROWTH &        EQUITY        SPECIAL     AGGRESSIVE       HIGH        INTERNATIONAL
       INCOME       VALUE(b)       INCOME         GROWTH        EQUITY        EQUITY      YIELD BOND        EQUITY
     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
    ------------   -----------   -----------   ------------   -----------   ----------   -------------   -------------
    $  4,193,553   $    14,140   $  (100,910)  $   (583,261)  $  (279,669)  $  (27,195)    $ 16,623       $   (11,019)
      31,447,346       338,266     4,211,674     11,703,745     7,039,571     (354,039)       5,549           800,630
              --            --            --             --            --           --           --           154,598
      38,882,986       (59,633)    6,049,320     30,261,488     6,728,912     (102,386)       2,947          (300,206)
              --            --            --             --            --           --           --           165,254
    ------------   -----------   -----------   ------------   -----------   ----------     --------       -----------
      74,523,885       292,773    10,160,084     41,381,972    13,488,814     (483,620)      25,119           809,257
    ------------   -----------   -----------   ------------   -----------   ----------     --------       -----------
      66,590,820     6,566,040    36,287,829     42,637,462    33,146,180    8,499,726      571,750        16,287,478
     (49,269,013)   (1,006,146)   (7,461,138)   (41,145,776)  (14,020,392)  (3,188,785)     (42,313)       (7,270,022)
    ------------   -----------   -----------   ------------   -----------   ----------     --------       -----------
      17,321,807     5,559,894    28,826,691      1,491,686    19,125,788    5,310,941      529,437         9,017,456
    ------------   -----------   -----------   ------------   -----------   ----------     --------       -----------
      91,845,692     5,852,667    38,986,775     42,873,658    32,614,602    4,827,321      554,556         9,826,713
     258,508,484       200,826    21,592,396    163,038,082    44,802,940      811,432        2,654        16,696,091
    ------------   -----------   -----------   ------------   -----------   ----------     --------       -----------
    $350,354,176   $ 6,053,493   $60,579,171   $205,911,740   $77,417,542   $5,638,753     $557,210       $26,522,804
    ============   ===========   ===========   ============   ===========   ==========     ========       ===========

       9,797,859        18,336     1,341,567      5,425,276     2,403,076       81,079          251         1,392,586
       2,144,331       518,936     1,877,794      1,251,789     1,618,273      749,311       50,682         1,229,479
      (1,633,093)      (80,145)     (401,519)    (1,255,521)     (713,003)    (296,765)      (3,852)         (560,698)
    ------------   -----------   -----------   ------------   -----------   ----------     --------       -----------
      10,309,097       457,127     2,817,842      5,421,544     3,308,346      533,625       47,081         2,061,367
    ============   ===========   ===========   ============   ===========   ==========     ========       ===========


       CALVERT
     SUBACCOUNT
     -----------
     $ 1,784,467
         434,724
              --
       2,243,586
              --
     -----------
       4,462,777
     -----------
       7,992,361
      (6,309,419)
     -----------
       1,682,942
     -----------
       6,145,719
      22,819,364
     -----------
     $28,965,083
     ===========
       1,212,176
         392,359
        (311,409)
     -----------
       1,293,126
     ===========

                      DIVERSIFIED INVESTORS VARIABLE FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

 1. ORGANIZATION AND BUSINESS

     Diversified Investors Variable Funds ("DIVF") is a separate investment account established on November 30, 1993, by AUSA Life Insurance Company, Inc. ("AUSA") under the laws of the State of New York.

     DIVF operates as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). DIVF holds assets that are segregated from all of AUSA's other assets and, at present, is used as an investment vehicle under certain tax-deferred annuity contracts issued by AUSA to fund retirement plans maintained by certain not-for-profit and other organizations ("Group Plans"). AUSA is the legal holder of the assets in DIVF.

     DIVF had no assets or operations until August 18, 1994 (commencement of operations). There are currently fourteen subaccounts within DIVF which are available to contractholders of Group Plans, and each invests only in a corresponding portfolio of Diversified Investors Portfolios (the "Portfolios") or the Calvert Social Balanced Portfolio (formerly Calvert Responsibly Invested Balanced Portfolio), a series of Calvert Variable Series, Inc. (formerly Acacia Capital Corporation), ("Calvert"). The respective financial statements of the Portfolios and Calvert are contained elsewhere in this report. At June 30, 1998, each of DIVF Subaccount's investment in the corresponding Portfolios was as follows:

                                           PERCENTAGE INVESTMENT IN
               SUBACCOUNT                         PORTFOLIO
               ----------                  ------------------------
Money Market.............................           10.18
High Quality Bond........................            1.22
Intermediate Government Bond.............           15.68
Government/Corporate Bond................            6.25
Balanced.................................           29.21
Equity Income............................           28.88
Equity Value.............................            3.37
Growth & Income..........................           20.32
Equity Growth............................           44.60
Special Equity...........................           11.05
Aggressive Equity........................           21.53
High Yield Bond..........................            1.92
International Equity.....................           11.87

 2. SIGNIFICANT ACCOUNTING POLICIES

  A. Investments:

     The investment by DIVF in the Portfolios reflects DIVF's proportionate interest in the net assets of the Portfolios. The investment in shares of Calvert is stated at net asset value. The DIVF subaccount that invests in Calvert records its security transactions at the prior day's ending net asset value per share. Valuation of securities held in each of the Portfolios is discussed in Note 2A of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. A description of the portfolio valuation policy for Calvert can be found in Note A of its financial statements contained elsewhere in this report.

  B. Investment Income:

     Each DIVF subaccount earns income, net of expenses, daily on its investment in the corresponding Portfolio. All of the net investment income and realized and unrealized gains and losses from the security

                      DIVERSIFIED INVESTORS VARIABLE FUNDS

                                  (UNAUDITED)

  B. Investment Income (Continued)
transactions of the corresponding Portfolios are allocated pro rata among the investors at the time of such determination. Dividend income is recorded on the ex-dividend date. Realized gains and losses from the sale of investments are determined on the basis of identified cost.

  C. Federal Income Taxes:

     The operations of DIVF form a part of, and are taxed with, the operations of AUSA. AUSA does not expect, based upon current tax law, to incur any income tax upon the earnings or realized capital gains attributed to DIVF. Based upon this expectation, no charges are currently being deducted from DIVF for federal income tax purposes.

  D. Other:

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 3. FEES AND TRANSACTIONS WITH AFFILIATES

     Because certain subaccounts of DIVF purchase interests in the Portfolios, the net assets of those DIVF Subaccounts reflect the investment management fee charged by Diversified Investment Advisors, Inc. (an affiliate of AUSA), the investment advisor, which provides investment advice and related services to the Portfolios.

     Daily charges to DIVF for mortality and expense risks assumed by AUSA are computed at an annual rate of 0.90%; however, AUSA reserves the right to charge maximum fees of 1.25% upon written notice.

     AUSA has voluntarily undertaken to reimburse fees of the Money Market and Equity Growth Subaccounts to the extent necessary, to limit all expenses (other than mortality and expense risk charges) to 0.10% and 0.50%, respectively, of average net assets. AUSA reserves the right to raise these limits upon written notice.

 4. GROUP PLAN ASSUMPTIONS

     On December 31, 1993, AUSA entered into an agreement with The Mutual Life Insurance Company of New York ("MONY") pursuant to which certain contracts issued by MONY to Group Plans may be transferred through assumption reinsurance to AUSA subject to receipt of any necessary state insurance department approvals and authorizations. The assumption reinsurance of any Group Plan to AUSA will result in the transfer of the applicable assets out of a corresponding MONY separate account and into DIVF. Assets

                      DIVERSIFIED INVESTORS VARIABLE FUNDS

                                  (UNAUDITED)

 4. GROUP PLAN ASSUMPTIONS (CONTINUED)
transferred from MONY pursuant to this assumption reinsurance transaction for the year ended December 31, 1997, is as follows:

                  SUBACCOUNTS                     1997 AMOUNT
                  -----------                     -----------
Money Market....................................  $  148,490
Intermediate Government Bond....................       3,406
Government/Corporate Bond.......................      22,700
Balanced........................................     236,206
Equity Income...................................   2,986,640
Equity Growth...................................     744,738
Calvert.........................................     100,413
                                                  ----------
                                                  $4,242,593
                                                  ==========

The amounts related to these assumptions are reflected in the proceeds from the issuance of units in the Statements of Changes in Net Assets.

                      (This page intentionally left blank)

                      DIVERSIFIED INVESTORS VARIABLE FUNDS

                                  (UNAUDITED)

 5.  FINANCIAL HIGHLIGHTS
     For the average accumulation units outstanding throughout the period:

                                                             MONEY MARKET
                                                            SUBACCOUNT(a)
                                 --------------------------------------------------------------------
                                    FOR THE
                                 PERIOD ENDED                     FOR THE YEAR ENDED
                                   JUNE 30,      ----------------------------------------------------
                                     1998           1997          1996          1995          1994
                                 -------------   -----------   -----------   -----------   ----------
Unit value, beginning of
 period........................   $     15.71    $     15.01   $     14.35   $     13.65   $    13.44
                                  -----------    -----------   -----------   -----------   ----------
Income from investment
 operations:
Net investment income (loss)...          0.37           0.70          0.66          0.69         0.22
Net gains (losses) on
 investments (both realized and
 unrealized)...................            --             --            --          0.01        (0.01)
                                  -----------    -----------   -----------   -----------   ----------
Total from investment
 operations....................          0.37           0.70          0.66          0.70         0.21
                                  -----------    -----------   -----------   -----------   ----------
Unit value, end of period......   $     16.08    $     15.71   $     15.01   $     14.35   $    13.65
                                  ===========    ===========   ===========   ===========   ==========
Net assets, end of period......   $23,982,036    $23,888,171   $22,033,891   $14,685,790   $8,015,772
                                  ===========    ===========   ===========   ===========   ==========
Ratio of net investment income
 to average net assets.........          4.48%*         4.43%         4.19%         4.84%        4.42%*
Ratio of net investment income
 to average net assets (net of
 reimbursements)...............          4.66%*         4.61%         4.50%         5.05%        4.65%*
Ratio of expenses to average
 net assets, including expenses
 of the Portfolio or Calvert...          1.18%*         1.18%         1.32%         1.22%        1.27%*
Ratio of expenses to average
 net assets, including expenses
 of the Portfolio or Calvert
 (net of reimbursement)........          1.00%*         1.00%         1.00%         1.01%        1.05%*

                                          HIGH QUALITY BOND
                                            SUBACCOUNT(c)
                                 ------------------------------------
                                   FOR THE
                                 PERIOD ENDED    FOR THE YEAR ENDED
                                   JUNE 30,     ---------------------
                                     1998          1997        1996
                                 ------------   ----------   --------
Unit value, beginning of
 period........................   $    10.83    $    10.34   $  10.00
                                  ----------    ----------   --------
Income from investment
 operations:
Net investment income (loss)...         0.28          0.56       0.19
Net gains (losses) on
 investments (both realized and
 unrealized)...................         0.02         (0.07)      0.15
                                  ----------    ----------   --------
Total from investment
 operations....................         0.30          0.49       0.34
                                  ----------    ----------   --------
Unit value, end of period......   $    11.13    $    10.83   $  10.34
                                  ==========    ==========   ========
Net assets, end of period......   $2,585,192    $1,341,100   $207,753
                                  ==========    ==========   ========
Ratio of net investment income
 to average net assets.........         5.14%*        5.29%      4.99%*
Ratio of net investment income
 to average net assets (net of
 reimbursements)...............         5.14%*        5.29%      5.01%*
Ratio of expenses to average
 net assets, including expenses
 of the Portfolio or Calvert...         1.28%*        1.28%      1.29%*
Ratio of expenses to average
 net assets, including expenses
 of the Portfolio or Calvert
 (net of reimbursement)........         1.28%*        1.28%      1.28%*

                                                                          BALANCED
                                                                       SUBACCOUNT(a)
                                     ----------------------------------------------------------------------------------
                                        FOR THE
                                     PERIOD ENDED                             FOR THE YEAR ENDED
                                       JUNE 30,         ---------------------------------------------------------------
                                         1998               1997             1996             1995             1994
                                     -------------      ------------      -----------      -----------      -----------
Unit value, beginning of
 period........................      $      29.12       $      24.62      $     21.25      $     16.66      $     16.85
                                     ------------       ------------      -----------      -----------      -----------
Income from investment
 operations:
Net investment income (loss)...              0.41               0.72             0.56             0.59             0.20
Net gains (losses) on
 investments (both realized and
 unrealized)...................              2.66               3.78             2.81             4.00            (0.39)
                                     ------------       ------------      -----------      -----------      -----------
Total from investment
 operations....................              3.07               4.50             3.37             4.59            (0.19)
                                     ------------       ------------      -----------      -----------      -----------
Unit value, end of period......      $      32.19       $      29.12      $     24.62      $     21.25      $     16.66
                                     ============       ============      ===========      ===========      ===========
Net assets, end of period......      $137,629,088       $120,115,168      $95,778,139      $64,011,313      $29,172,211
                                     ============       ============      ===========      ===========      ===========
Ratio of net investment income
 to average net assets.........              2.64%*             2.65%            2.49%            3.07%            3.42%*
Ratio of net investment income
 to average net assets (net of
 reimbursements)...............              2.64%*             2.65%            2.49%            3.09%            3.47%*
Ratio of expenses to average
 net assets, including expenses
 of the Portfolio or Calvert...              1.37%*             1.38%            1.40%            1.42%            1.52%*
Ratio of expenses to average
 net assets, including expenses
 of the Portfolio or Calvert
 (net of reimbursement)........              1.37%*             1.38%            1.40%            1.40%            1.47%*

---------------

(a) Commencement of operations, August 18, 1994

(c) Commencement of operations, August 20, 1996

(d) Commencement of operations, May 10, 1996

  * Annualized

                                 INTERMEDIATE                                              GOVERNMENT
                               GOVERNMENT BOND                                           CORPORATE BOND
                                SUBACCOUNT(a)                                            SUBACCOUNT(a)
     --------------------------------------------------------------------   ----------------------------------------
        FOR THE                                                               FOR THE
     PERIOD ENDED                     FOR THE YEAR ENDED                    PERIOD ENDED      FOR THE YEAR ENDED
       JUNE 30,      ----------------------------------------------------     JUNE 30,     -------------------------
         1998           1997          1996          1995          1994          1998          1997          1996
     -------------   -----------   -----------   -----------   ----------   ------------   -----------   -----------
     $      15.13    $     14.21   $     13.84   $     12.24   $    12.33   $     21.67    $     20.10   $     19.63
      -----------    -----------   -----------   -----------   ----------   -----------    -----------   -----------
             0.35           0.69          0.66          0.61         0.24          0.57           1.16          1.06
             0.08           0.23         (0.29)         0.99        (0.33)         0.29           0.41         (0.59)
      -----------    -----------   -----------   -----------   ----------   -----------    -----------   -----------
             0.43           0.92          0.37          1.60        (0.09)         0.86           1.57          0.47
      -----------    -----------   -----------   -----------   ----------   -----------    -----------   -----------
     $      15.56    $     15.13   $     14.21   $     13.84   $    12.24   $     22.53    $     21.67   $     20.10
      ===========    ===========   ===========   ===========   ==========   ===========    ===========   ===========
     $  20,981,113   $19,450,532   $19,218,144   $18,166,676   $7,101,460   $28,724,228    $20,860,616   $16,356,947
      ===========    ===========   ===========   ===========   ==========   ===========    ===========   ===========
             4.66%*         4.72%         4.70%         4.77%        5.64%*        5.25%*         5.59%         5.42%
             4.66%*         4.73%         4.73%         4.81%        5.64%*        5.25%*         5.59%         5.42%
             1.28%*         1.31%         1.33%         1.38%        1.42%*        1.27%*         1.28%         1.29%
             1.28%*         1.30%         1.30%         1.33%        1.42%*        1.27%*         1.28%         1.29%

            GOVERNMENT
          CORPORATE BOND
          SUBACCOUNT(a)
     ------------------------

        FOR THE YEAR ENDED
     ------------------------
        1995          1994
     -----------   ----------
     $     16.70   $    16.76
     -----------   ----------
            0.97         0.32
            1.96        (0.38)
     -----------   ----------
            2.93        (0.06)
     -----------   ----------
     $     19.63   $    16.70
     ===========   ==========
     $12,534,704   $6,445,701
     ===========   ==========
            5.41%        5.64%*
            5.42%        5.66%*
            1.30%        1.34%*
            1.30%        1.36%*

                                           EQUITY INCOME                                             EQUITY VALUE
                                           SUBACCOUNT(a)                                             SUBACCOUNT(d)
     -----------------------------------------------------------------------------------------       -------------
        FOR THE                                                                                         FOR THE
     PERIOD ENDED                                 FOR THE YEAR ENDED                                 PERIOD ENDED
       JUNE 30,          ---------------------------------------------------------------------         JUNE 30,
         1998                1997               1996               1995               1994               1998
     -------------       ------------       ------------       ------------       ------------       -------------
     $      33.98        $      26.38       $      22.48       $      16.86       $      17.21        $     13.24
     ------------        ------------       ------------       ------------       ------------        -----------
             0.22                0.42               0.50               0.50               0.18               0.03
             2.98                7.18               3.40               5.12              (0.53)              1.30
     ------------        ------------       ------------       ------------       ------------        -----------
             3.20                7.60               3.90               5.62              (0.35)       $      1.33
     ------------        ------------       ------------       ------------       ------------        -----------
     $      37.18        $      33.98       $      26.38       $      22.48       $      16.86        $     14.57
     ============        ============       ============       ============       ============        ===========
     $385,017,541        $350,354,176       $258,508,484       $190,403,614       $106,969,009        $11,412,430
     ============        ============       ============       ============       ============        ===========
             1.24%*              1.37%              2.06%              2.50%              3.07%*             0.49%*
             1.24%*              1.37%              2.07%              2.55%              3.09%*             0.49%*
             1.36%*              1.37%              1.39%              1.39%              1.46%*             1.49%*
             1.36%*              1.37%              1.38%              1.34%              1.44%*             1.49%*

           EQUITY VALUE
         SUBACCOUNT(d)
     -------------------------

        FOR THE YEAR ENDED
     -------------------------
        1997            1996
     ----------       --------
     $    10.95       $  10.00
     ----------       --------
           0.07           0.04
           2.22           0.91
     ----------       --------
           2.29           0.95
     ----------       --------
     $    13.24       $  10.95
     ==========       ========
     $6,053,493       $200,826
     ==========       ========
           0.54%          0.11%*
           0.57%          0.71%*
           1.52%          2.07%*
           1.49%          1.47%*

                      DIVERSIFIED INVESTORS VARIABLE FUNDS

                                  (UNAUDITED)

 5.  FINANCIAL HIGHLIGHTS (CONTINUED)
     For the average accumulation units outstanding throughout the period:

                                                          GROWTH & INCOME                            EQUITY GROWTH
                                                           SUBACCOUNT(b)                             SUBACCOUNT(a)
                                 -----------------------------------------------------------------   ------------
                                    FOR THE                                                            FOR THE
                                 PERIOD ENDED                   FOR THE YEAR ENDED                   PERIOD ENDED
                                   JUNE 30,      -------------------------------------------------     JUNE 30,
                                     1998           1997          1996          1995        1994         1998
                                 -------------   -----------   -----------   ----------   --------   ------------
Unit value, beginning of
 period........................  $      21.50    $     16.09   $     13.29   $    10.14   $  10.31   $     37.98
                                 ------------    -----------   -----------   ----------   --------   ------------
Income from investment
 operations:
Net investment income (loss)...         (0.07)         (0.05)         0.01         0.05       0.03         (0.12)
Net gains (losses) on
 investments (both realized and
 unrealized)...................          4.85           5.46          2.79         3.10      (0.20)         6.98
                                 ------------    -----------   -----------   ----------   --------   ------------
Total from investment
 operations....................          4.78           5.41          2.80         3.15      (0.17)         6.86
                                 ------------    -----------   -----------   ----------   --------   ------------
Unit value, end of period......  $      26.28    $     21.50   $     16.09   $    13.29   $  10.14   $     44.84
                                 ============    ===========   ===========   ==========   ========   ============
Net assets, end of period......  $111,647,694    $60,579,171   $21,592,396   $5,167,675   $299,145   $241,002,101
                                 ============    ===========   ===========   ==========   ========   ============
Ratio of net investment income
 to average net assets.........         (0.55)%*       (0.26)%        0.07%        0.47%      0.85%*       (0.74)%*
Ratio of net investment income
 to average net assets (net of
 reimbursements)...............         (0.55)%*       (0.26)%        0.09%        0.47%      0.85%*       (0.60)%*
Ratio of expenses to average
 net assets, including expenses
 of the Portfolio or Calvert...          1.51%*         1.53%         1.57%        1.55%      1.40%*        1.54%*
Ratio of expenses to average
 net assets, including expenses
 of the Portfolio or Calvert
 (net of reimbursement)........          1.51%*         1.53%         1.55%        1.55%      1.40%*        1.40%*

                                                    EQUITY GROWTH
                                                    SUBACCOUNT(a)
                                 --------------------------------------------------------

                                                    FOR THE YEAR ENDED
                                 --------------------------------------------------------
                                     1997           1996           1995          1994
                                 ------------   ------------   ------------   -----------
Unit value, beginning of
 period........................  $      30.05   $      25.58   $      21.65   $     20.67
                                 ------------   ------------   ------------   -----------
Income from investment
 operations:
Net investment income (loss)...         (0.11)         (0.24)         (0.03)        (0.02)
Net gains (losses) on
 investments (both realized and
 unrealized)...................          8.04           4.71           3.96          1.00
                                 ------------   ------------   ------------   -----------
Total from investment
 operations....................          7.93           4.47           3.93          0.98
                                 ------------   ------------   ------------   -----------
Unit value, end of period......  $      37.98   $      30.05   $      25.58   $     21.65
                                 ============   ============   ============   ===========
Net assets, end of period......  $205,911,740   $163,038,082   $114,093,956   $60,891,820
                                 ============   ============   ============   ===========
Ratio of net investment income
 to average net assets.........         (0.38)%*        (1.26)%        (0.36)%       (0.57)%*
Ratio of net investment income
 to average net assets (net of
 reimbursements)...............         (0.32)%*        (0.87)%        (0.11)%       (0.27)%*
Ratio of expenses to average
 net assets, including expenses
 of the Portfolio or Calvert...          1.46%*         1.87%          1.66%         1.75%*
Ratio of expenses to average
 net assets, including expenses
 of the Portfolio or Calvert
 (net of reimbursement)........          1.40%*         1.48%          1.41%         1.45%*

                                           HIGH YIELD BOND                      INTERNATIONAL EQUITY
                                            SUBACCOUNT(c)                          SUBACCOUNT(e)
                                  ---------------------------------   ----------------------------------------
                                     FOR THE        FOR THE YEAR        FOR THE
                                  PERIOD ENDED          ENDED         PERIOD ENDED      FOR THE YEAR ENDED
                                    JUNE 30,      -----------------     JUNE 30,     -------------------------
                                      1998          1997      1996        1998          1997          1996
                                  -------------   --------   ------   ------------   -----------   -----------
Unit value, beginning of
 period........................    $    11.84     $  10.58   $10.00   $     12.87    $     11.99   $     10.53
                                   ----------     --------   ------   -----------    -----------   -----------
Income from investment
 operations:
Net investment income (loss)...          0.47         0.90     0.28          0.06          (0.01)         0.01
Net gains (losses) on
 investments (both realized and
 unrealized)...................          0.11         0.36     0.30          1.68           0.89          1.45
                                   ----------     --------   ------   -----------    -----------   -----------
Total from investment
 operations....................          0.58         1.26     0.58          1.74           0.88          1.46
                                   ----------     --------   ------   -----------    -----------   -----------
Unit value, end of period......    $    12.42     $  11.84   $10.58   $     14.61    $     12.87   $     11.99
                                   ==========     ========   ======   ===========    ===========   ===========
Net assets, end of period......    $1,556,256     $557,210   $2,654   $33,264,376    $26,522,804   $16,696,091
                                   ==========     ========   ======   ===========    ===========   ===========
Ratio of net investment income
 to average net assets.........          7.77%*       7.76%*   6.96%*        0.80%*        (0.61)%       (0.72)%*
Ratio of net investment income
 to average net assets (net of
 reimbursements)...............          7.77%*       7.86%*   7.43%*        0.80%*        (0.05)%        0.22%*
Ratio of expenses to average
 net assets, including expenses
 of the Portfolio or Calvert...          1.49%*       1.60%*   2.11%*        1.73%*         2.35%         2.72%*
Ratio of expenses to average
 net assets, including expenses
 of the Portfolio or Calvert
 (net of reimbursement)........          1.49%*       1.50%*   1.65%*        1.73%*         1.79%         1.78%*

---------------
(a) Commencement of operations, August 18,1994

(b) Commencement of operations, August 24, 1994

(c) Commencement of operations, August 20, 1996

(e) Commencement of operations, October 18, 1996

  * Annualized

                                SPECIAL EQUITY                                      AGGRESSIVE EQUITY
                                SUBACCOUNT(a)                                         SUBACCOUNT(e)
      ------------------------------------------------------------------   ------------------------------------
         FOR THE                                                             FOR THE
      PERIOD ENDED                    FOR THE YEAR ENDED                   PERIOD ENDED    FOR THE YEAR ENDED
        JUNE 30,      --------------------------------------------------     JUNE 30,     ---------------------
          1998           1997          1996          1995         1994         1998          1997        1996
      -------------   -----------   -----------   -----------   --------   ------------   ----------   --------
       $     23.40    $     18.64   $     14.88   $     10.63   $  10.47   $     10.57    $    10.01   $  10.00
       -----------    -----------   -----------   -----------   --------   -----------    ----------   --------
             (0.09)         (0.10)        (0.11)        (0.07)        --         (0.06)        (0.11)     (0.10)
              1.65           4.86          3.87          4.32       0.16          1.97          0.67       0.11
       -----------    -----------   -----------   -----------   --------   -----------    ----------   --------
              1.56           4.76          3.76          4.25       0.16          1.91          0.56       0.01
       -----------    -----------   -----------   -----------   --------   -----------    ----------   --------
       $     24.96    $     23.40   $     18.64   $     14.88   $  10.63   $     12.48    $    10.57   $  10.01
       ===========    ===========   ===========   ===========   ========   ===========    ==========   ========
       $92,853,917    $77,417,542   $44,802,940   $10,874,643   $887,638   $10,586,128    $5,638,753   $811,432
       ===========    ===========   ===========   ===========   ========   ===========    ==========   ========
             (0.78)%*       (0.48)%       (0.66)%       (0.61)%     0.03%*       (1.02)%*      (1.30)%*   (2.16)%*
             (0.78)%*       (0.48)%       (0.65)%       (0.59)%     0.05%*       (1.02)%*      (1.03)%*   (1.55)%*
              1.72%*         1.73%         1.76%         1.71%      1.59%*        1.90%*        2.17%*     2.50%*
              1.72%*         1.73%         1.75%         1.68%      1.57%*        1.90%*        1.90%*     1.89%*

                                CALVERT SERIES
                                SUBACCOUNT(a)
     --------------------------------------------------------------------
        FOR THE
     PERIOD ENDED                     FOR THE YEAR ENDED
       JUNE 30,      ----------------------------------------------------
         1998           1997          1996          1995          1994
     -------------   -----------   -----------   -----------   ----------
      $     22.40    $     18.83   $     16.87   $     13.11   $    13.28
      -----------    -----------   -----------   -----------   ----------
            (0.11)          1.43          0.27          1.04         0.66
             2.28           2.14          1.69          2.72        (0.83)
      -----------    -----------   -----------   -----------   ----------
             2.17           3.57          1.96          3.76        (0.17)
      -----------    -----------   -----------   -----------   ----------
      $     24.57    $     22.40   $     18.83   $     16.87   $    13.11
      ===========    ===========   ===========   ===========   ==========
      $33,393,145    $28,965,083   $22,819,384   $17,745,781   $7,538,739
      ===========    ===========   ===========   ===========   ==========
            (0.90)%*        6.89%         1.55%         7.00%       11.76%*
            (0.90)%*        6.89%         1.55%         7.00%       11.76%*
             1.67%*         1.67%         1.68%         1.69%        1.56%*
             1.67%*         1.67%         1.68%         1.69%        1.56%*

                 DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JUNE 30, 1998
                                  (UNAUDITED)

                                                                                   INTERMEDIATE          INTERMEDIATE
                                                            SHORT HORIZON            HORIZON             LONG HORIZON
                                                          STRATEGIC VARIABLE    STRATEGIC VARIABLE    STRATEGIC VARIABLE
                                                                 FUND                  FUND                  FUND
                                                          ------------------    ------------------    ------------------
ASSETS:
Investments, at value (cost $974,380, $6,052,413 and
 $7,319,681, respectively)..............................       $993,924             $6,383,827            $7,773,066
                                                               --------             ----------            ----------
LIABILITIES:
Accrued expenses........................................            632                  4,938                 5,950
                                                               --------             ----------            ----------
         Total Liabilities..............................            632                  4,938                 5,950
                                                               --------             ----------            ----------
NET ASSETS..............................................       $993,292             $6,378,889            $7,767,116
                                                               ========             ==========            ==========
Accumulation units......................................         88,275                519,034               597,349
                                                               ========             ==========            ==========
UNIT VALUE..............................................       $  11.25             $    12.29            $    13.00
                                                               ========             ==========            ==========
NET ASSETS CONSIST OF:
 Cost of accumulation units.............................       $940,502             $5,863,647            $7,028,150
 Accumulated net realized gains.........................         34,633                191,627               295,067
 Accumulated net investment loss........................         (1,387)                (7,799)               (9,486)
 Unrealized appreciation on investments.................         19,544                331,414               453,385
                                                               --------             ----------            ----------
         NET ASSETS.....................................       $993,292             $6,378,889            $7,767,116
                                                               ========             ==========            ==========

                 DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS

                            STATEMENTS OF OPERATIONS
                       FOR THE PERIOD ENDED JUNE 30, 1998
                                  (UNAUDITED)

                                                                          INTERMEDIATE         INTERMEDIATE
                                                    SHORT HORIZON           HORIZON            LONG HORIZON
                                                  STRATEGIC VARIABLE   STRATEGIC VARIABLE   STRATEGIC VARIABLE
                                                         FUND                 FUND                 FUND
                                                  ------------------   ------------------   ------------------
Investment advisory fees........................       $  (897)             $ (4,941)            $ (5,955)
                                                       -------              --------             --------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
  Net realized gains on investments.............        27,154                88,027              118,822
  Net change in unrealized appreciation on
     investments................................         6,676               268,546              395,389
                                                       -------              --------             --------
  Net realized and unrealized gains on
     investments................................        33,830               356,573              514,211
                                                       -------              --------             --------
Net increase in net assets resulting from
  operations....................................       $32,933              $351,632             $508,256
                                                       =======              ========             ========

                 DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE PERIOD ENDED JUNE 30, 1998
                                  (UNAUDITED)

                                                                               INTERMEDIATE         INTERMEDIATE
                                                         SHORT HORIZON           HORIZON            LONG HORIZON
                                                       STRATEGIC VARIABLE   STRATEGIC VARIABLE   STRATEGIC VARIABLE
                                                              FUND                 FUND                 FUND
                                                       ------------------   ------------------   ------------------
FROM OPERATIONS:
Investment advisory fees.............................       $   (897)           $   (4,941)          $   (5,955)
  Net realized gains on investments..................         27,154                88,027              118,822
  Net change in unrealized appreciation on
     investments.....................................          6,676               268,546              395,389
                                                            --------            ----------           ----------
Net increase in net assets resulting from
  operations.........................................         32,933               351,632              508,256
                                                            --------            ----------           ----------
FROM UNIT TRANSACTIONS:
  Proceeds from issuance of units....................        528,456             3,218,721            3,523,762
  Value of units redeemed............................       (326,623)             (554,337)            (487,637)
                                                            --------            ----------           ----------
Net increase in net assets from unit transactions....        201,833             2,664,384            3,036,125
                                                            --------            ----------           ----------
Total increase in net assets.........................        234,766             3,016,016            3,544,381
NET ASSETS:
Beginning of period..................................        758,526             3,362,873            4,222,735
                                                            --------            ----------           ----------
End of period........................................       $993,292            $6,378,889           $7,767,116
                                                            ========            ==========           ==========

                 DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                               INTERMEDIATE         INTERMEDIATE
                                                         SHORT HORIZON           HORIZON            LONG HORIZON
                                                       STRATEGIC VARIABLE   STRATEGIC VARIABLE   STRATEGIC VARIABLE
                                                              FUND                 FUND                 FUND
                                                       ------------------   ------------------   ------------------
FROM OPERATIONS:
  Investment advisory fees...........................       $   (490)           $   (2,858)          $   (3,531)
  Net realized gains on investments..................          7,479               103,600              176,245
  Net change in unrealized appreciation on
     investments.....................................         12,868                62,868               57,996
                                                            --------            ----------           ----------
Net increase in net assets resulting from
  operations.........................................         19,857               163,610              230,710
                                                            --------            ----------           ----------
FROM UNIT TRANSACTIONS:
  Proceeds from issuance of units....................        749,941             3,509,634            4,464,741
  Value of units redeemed............................        (11,272)             (310,371)            (472,716)
                                                            --------            ----------           ----------
Net increase in net assets from unit transactions....        738,669             3,199,263            3,992,025
                                                            --------            ----------           ----------
Net assets end of year...............................       $758,526            $3,362,873           $4,222,735
                                                            ========            ==========           ==========
NET ASSETS:
  Units outstanding beginning of year................             --                    --                   --
  Units issued during year...........................         70,941               323,491              398,854
  Units redeemed during year.........................         (1,049)              (28,779)             (43,525)
                                                            --------            ----------           ----------
Units outstanding end of year........................         69,892               294,712              355,329
                                                            ========            ==========           ==========

                     SHORT HORIZON STRATEGIC VARIABLE FUND

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1998
                                  (UNAUDITED)

                                                                                       PERCENT
                                                                                       OF NET
  SHARES                                                                    VALUE      ASSETS
  ------                                                                   --------    -------
           INVESTMENTS
   2,694   Diversified Investors Variable Funds -- Equity Income
             Fund......................................................    $100,158
  13,152   Diversified Investors Variable Funds -- Government/Corporate
             Bond Fund.................................................     296,270
  17,732   Diversified Investors Variable Funds -- High Quality Bond
             Fund......................................................     197,355
   7,938   Diversified Investors Variable Funds -- High Yield Bond
             Fund......................................................      98,619
  12,681   Diversified Investors Variable Funds -- Intermediate
             Government Bond Fund......................................     197,272
   6,484   Diversified Investors Variable Funds -- Money Market Fund...     104,250
                                                                           --------
             Total Investments (Cost $974,380).........................     993,924    100.06%
             Other assets less liabilities.............................        (632)    (0.06)%
                                                                           --------    ------
             NET ASSETS................................................    $993,292    100.00%
                                                                           ========    ======

     The aggregate cost of investments for federal income tax purposes at June 30, 1998, is $974,380.

     The following amount is based on costs for federal income tax purposes:


           Gross unrealized appreciation...............................    $ 20,572
           Gross unrealized depreciation...............................      (1,028)
                                                                           --------
           Net unrealized appreciation.................................    $ 19,544
                                                                           ========

                       See notes to financial statements.

                  INTERMEDIATE HORIZON STRATEGIC VARIABLE FUND

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1998
                                  (UNAUDITED)

                                                                                        PERCENT
                                                                                        OF NET
  SHARES                                                                    VALUE       ASSETS
  ------                                                                  ----------    -------
           INVESTMENTS
  15,434   Diversified Investors Variable Funds -- Aggressive Equity
             Fund.....................................................    $  192,632
   9,890   Diversified Investors Variable Funds -- Equity Growth
             Fund.....................................................       443,574
  14,608   Diversified Investors Variable Funds -- Equity Income
             Fund.....................................................       543,135
  24,979   Diversified Investors Variable Funds -- Equity Value
             Fund.....................................................       363,971
  68,636   Diversified Investors Variable
             Funds -- Government/Corporate
             Bond Fund................................................     1,546,130
  19,479   Diversified Investors Variable Funds -- Growth & Income
             Fund.....................................................       511,984
  55,281   Diversified Investors Variable Funds -- High Quality Bond
             Fund.....................................................       615,263
  49,273   Diversified Investors Variable Funds -- High Yield Bond
             Fund.....................................................       612,122
  19,791   Diversified Investors Variable Funds -- Intermediate
             Government Bond Fund.....................................       307,874
  28,801   Diversified Investors Variable Funds -- International
             Equity Fund..............................................       420,787
  12,458   Diversified Investors Variable Funds -- Money Market
             Fund.....................................................       200,303
   7,980   Diversified Investors Variable Funds -- Special Equity
             Fund.....................................................       626,052
                                                                          ----------
             Total Investments (Cost $6,052,413)......................     6,383,827    100.08%
             Other assets less liabilities............................        (4,938)    (0.08)%
                                                                          ----------
             NET ASSETS...............................................    $6,378,889    100.00%
                                                                          ==========

     The aggregate cost of investments for federal income tax purposes at June 30, 1998, is $6,052,413.

     The following amount is based on costs for federal income tax purposes:

           Gross unrealized appreciation..............................    $  331,414
                                                                          ==========

                       See notes to financial statements.

               INTERMEDIATE LONG HORIZON STRATEGIC VARIABLE FUND

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1998
                                  (UNAUDITED)

                                                                                        PERCENT
                                                                                        OF NET
  SHARES                                                                    VALUE       ASSETS
  ------                                                                  ----------    -------
           INVESTMENTS
  24,790   Diversified Investors Variable Funds -- Aggressive Equity
             Fund.....................................................    $  309,412
  17,021   Diversified Investors Variable Funds -- Equity Growth
             Fund.....................................................       763,377
  23,464   Diversified Investors Variable Funds -- Equity Income
             Fund.....................................................       872,406
  45,138   Diversified Investors Variable Funds -- Equity Value
             Fund.....................................................       657,702
  39,688   Diversified Investors Variable
             Funds -- Government/Corporate
             Bond Fund................................................       894,044
  32,266   Diversified Investors Variable Funds -- Growth & Income
             Fund.....................................................       848,068
  47,486   Diversified Investors Variable Funds -- High Yield Fund....       589,929
  33,298   Diversified Investors Variable Funds -- High Quality Bond
             Fund.....................................................       370,598
  23,842   Diversified Investors Variable Funds -- Intermediate
             Government Bond Fund.....................................       370,889
  49,566   Diversified Investors Variable Funds -- International
             Equity Fund..............................................       724,163
  19,692   Diversified Investors Variable Funds -- Money Market
             Fund.....................................................       316,609
  42,298   Diversified Investors Variable Funds -- Special Equity
             Fund.....................................................     1,055,869
                                                                          ----------
             Total Investments (Cost $7,319,681)......................     7,773,066    100.08%
             Other assets less liabilities............................        (5,950)    (0.08)%
                                                                          ----------
             NET ASSETS...............................................    $7,767,116    100.00%
                                                                          ==========    ======

     The aggregate cost of investments for federal income tax purposes at June 30, 1998, is $7,319,681.

     The following amount is based on costs for federal income tax purposes:

           Gross unrealized appreciation..............................    $  453,385
                                                                          ==========

                       See notes to financial statements.

                 DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1. ORGANIZATION

     The Diversified Investors Strategic Variable Funds (the "Trust"), a New York business trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust is composed of three different series that are, in effect, separate investment funds: Short Horizon (formerly Conservative) Strategic Variable Fund, Intermediate Horizon (formerly Moderate) Strategic Variable Fund, and Intermediate Long Horizon (formerly Aggressive) Strategic Variable Fund (collectively, the "Funds"). The Trust established and designated each of the Funds as separate series on April 15, 1996. Each Fund seeks to achieve its investment objective by investing all of its investable assets among the Diversified Investors Variable Funds ("DIVF"). DIVF is a separate investment account offering fourteen subaccounts, each with a different investment objective. DIVF operates as a unit investment trust under the Investment Company Act of 1940, as amended. The Trust had no assets or operations until January 2, 1997 (commencement of operations).

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.

  A. Investment Valuation:

     The value of each Fund's investment in a corresponding subaccount of DIVF is valued at the unit value per share of each subaccount determined as of the close of the New York Stock Exchange on the valuation date.

  B. Federal Income Taxes:

     The operations of the Trust form a part of, and are taxed with, the operations of AUSA Life Insurance Company, Inc. (AUSA). AUSA does not expect, based upon current tax law, to incur any income tax upon the earnings or realized capital gains attributed to the Trust. Based upon this expectation, no charges are currently being deducted from the Trust for federal income tax purposes.

  C. Operating Expenses:

     The Trust accounts separately for the assets, liabilities and operations of each Fund. Each Fund will indirectly bear its pro rata share of fees and expenses incurred by DIVF.

  D. Other:

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND TRANSACTIONS WITH AFFILIATES

     The Trust has entered into an Administrative Services Agreement with Diversified Investment Advisors, Inc. (the "Advisor"), an indirect, wholly-owned subsidiary of AEGON USA, Inc., under which the Advisor provides administration, and shareholder services. For providing these services and facilities and for bearing the related expenses, the Advisor receives a monthly fee from each Fund at an annual rate equal to 0.20% of the average daily net assets of each Fund.

                 DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS

                                  (UNAUDITED)

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)
     Certain trustees and officers of the Trust are also directors, officers or employees of the Advisor or its affiliates. None of the trustees so affiliated receive compensation for services as trustees of the Trust. Similarly, none of the Trust's officers receive compensation from the Funds.

4. PURCHASE AND SALES OF INVESTMENTS

     The aggregate cost of investments purchased and proceeds from the sales or maturities for the period ended June 30, 1998, were as follows:

                                                             COST OF PURCHASES    PROCEEDS FROM SALES
                                                             -----------------    --------------------
Short Horizon Strategic Variable Fund......................     $1,738,763             $1,537,328
Intermediate Horizon Strategic Variable Fund...............      7,815,318              5,151,515
Intermediate Long Horizon Equity Variable Fund.............      9,704,977              6,669,542

                 DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS

                                  (UNAUDITED)

 5. FINANCIAL HIGHLIGHTS

     For the average accumulation units outstanding for the period:

                                                                                          INTERMEDIATE
                                  SHORT HORIZON           INTERMEDIATE HORIZON            LONG HORIZON
                                    STRATEGIC                   STRATEGIC                   STRATEGIC
                                  VARIABLE FUND               VARIABLE FUND               VARIABLE FUND
                            -------------------------   -------------------------   -------------------------
                              FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                            PERIOD ENDED   YEAR ENDED   PERIOD ENDED   YEAR ENDED   PERIOD ENDED   YEAR ENDED
                              6/30/98       12/31/97      6/30/98       12/31/97      6/30/98       12/31/97
                            ------------   ----------   ------------   ----------   ------------   ----------
Unit value, beginning of
  year....................    $  10.85      $  10.00     $    11.41    $    10.00    $    11.88    $    10.00
                              --------      --------     ----------    ----------    ----------    ----------
Income from investment
  operations:
  Net investment income...       (0.01)        (0.02)         (0.01)        (0.02)        (0.01)        (0.02)
  Net gains (losses) on
     investments (both
     realized and
     unrealized)..........        0.41          0.87           0.89          1.43          1.13          1.90
                              --------      --------     ----------    ----------    ----------    ----------
Total from investment
  operations..............        0.40          0.85           0.88          1.41          1.12          1.88
                              --------      --------     ----------    ----------    ----------    ----------
Unit value, end of
  period..................    $  11.25      $  10.85     $    12.29    $    11.41    $    13.00    $    11.88
                              ========      ========     ==========    ==========    ==========    ==========
Total return..............        3.69%         8.50%          7.71%        14.10%         9.43%        18.80%
                              ========      ========     ==========    ==========    ==========    ==========

Ratio/supplemental Data:
Net assets end of
  period..................    $993,292      $758,526     $6,378,889    $3,362,873    $7,767,116    $4,222,735
                              ========      ========     ==========    ==========    ==========    ==========
Ratio of expenses to
  average net assets......        0.20%*        0.20%          0.20%*        0.20%         0.20%*        0.20%
Ratio of net investment
  income to average net
  assets..................       (0.20)%*      (0.20)%        (0.20)%*      (0.20)%       (0.20)%*      (0.20)%
Portfolio turnover rate...         174%          394%           108%          419%          116%          455%
Average commission rate
  per share+..............          NA            NA             NA            NA            NA            NA

---------------
* Annualized

+ The Funds do not pay commissions on investment transactions.

                              SECOND QUARTER 1998

                               ECONOMIC OVERVIEW

     After recording a 5.4% growth rate in the first quarter, it appears as though economic activity is subsiding. The slowdown is largely attributable to a decrease in inventory accumulation and deceleration in the manufacturing sector due to export weakness. Export weakness is primarily a result of a strong dollar relative to other major currencies and the Asian meltdown.

     Despite early indications of a potential economic retracing, the consumer remains upbeat. The Consumer Confidence Index remains at secular highs with a strong labor market providing the major underpinning.

     The inflation picture remains in check, with the Consumer, and Producer Price Indices under control. The question remains whether the tightness in the labor market will ultimately result in businesses raising prices. Other prevalent counter-forces are keeping this in question.

     The Federal Reserve has maintained its neutral policy, and kept the Fed Funds Rate, at 5.5%. We do not anticipate a change in policy unless economic fundamentals deteriorate.

                               FINANCIAL MARKETS

     During the second quarter, bonds posted positive results, while stocks were mixed.

     Large capitalization stocks, as measured by the S&P 500 Index, returned 3.3% for the quarter, while the small capitalization stocks, as measured by the Russell 2000 Index, continued their relative under-performance, falling 4.7%. Over the past year, the S&P 500 outpaced the Russell 2000 by 13.8%. Small and mid-cap stocks have fallen to their lowest levels in almost eight years relative to the S&P 500. The equity advance has been focused on large cap stocks, a pattern that is typical in a maturing bull market.

     There was also a divergence of performance among large cap equity styles. Growth stocks (Russell 1000 Growth Index) returned 4.5%. Value stocks, (Russell 1000 Value Index) returned 0.5%.

     The growth sector was helped by technology, health care and consumer discretionary stocks, while the value sector was hurt by the utility, industrial and basic industry sectors.

     International equity stocks as measured by the MSCI GDP EAFE Index returned 3.99% for the quarter. This result was buoyed by strong returns among European bourses, with soaring economies in Germany and France. Troubled Asian markets continued to post negative returns.

     The bond market, as measured by the Lehman Brothers Government/Corporate Index, returned 2.6% during the second quarter. The bond market was boosted by US Treasury performance, as the interest rate on the 30-year US Treasury fell to all time lows and closed at 5.62%.

     Corporate bonds under-performed their Government counterparts, as troubles in Asia and Russia, and decelerating corporate earnings detracted from returns.

                                    OUTLOOK

     Our outlook with respect to the economy and financial markets has not changed from the first quarter. We believe that economic growth will slow over the next few quarters, with a continued widening in the trade deficit, and a slowdown in job and income growth. We continue to believe that the Federal Reserve will leave interest rates unchanged for the foreseeable future.

     As a result, we are reducing the top-end of the expected interest rate range on the 30-year Treasury to 6.15% from 6.35%, and keeping the low end at 5.5%.

     Stock valuation levels remain high relative to the projected earnings growth rates. Analysts continue to reduce earnings estimates. As a result, we continue to remain cautious on stocks. We continue to favor the large capitalization stocks over small capitalization stocks; value over growth.

                     SECOND QUARTER 1998 FUND COMMENTARIES

                                  MONEY MARKET

     The yield curve flattened significantly in the second quarter, particularly in the term area two years and longer. Interest rates on the long bond dropped 30 basis at the end of the second quarter. The short end also rallied, albeit modestly, as evidenced by the three month T-bill's four basis point drop in yield from 5.13% at 3/31/98 to 5.09% at quarter end. With the Fed having formally adopted a tightening bias during the second quarter, expectations are that the Fed's next move will be an upward adjustment in the Fed Funds rate. However, market sentiment on the timing of such a move is that the Fed is at least several months away from carrying out a tightening The average maturity of the portfolio will be extended selectively to capitalize on opportunities where the portfolio will be rewarded for duration extention. Such opportunities have become increasingly available toward the end of the second quarter as the yield curve for short-term securities retreated from its long prevalent inverted shape.

     The portfolio continues to be invested in high quality short-term instruments, principally commerical paper. Our investment strategy is to emphasize purchases of 30-90 day maturities to provide flexibility to respond to any changes in the market place without sacrificing current income.

                               HIGH QUALITY BOND

     Several factors contributed to the portfolio's favorable performance during the second quarter. First, the income component of total return offset the lower prices resulting from spread widening. Second, the duration of the account was slightly longer than that of the index. Since Treasury yields trended lower, this resulted in slightly better performance for assets with longer maturities.

     The "flight to quality" theme was recurrent throughout the period as news regarding economic problems in Asia caused investors to periodically seek the safety of US Treasuries. The combination of earnings uncertainty and increased issuance caused spreads to widen up to 10 basis points in the corporate sector. We were modestly active in this sector, purchasing a five year Ford Global note at +54 basis points versus the comparable Treasury. We lengthened duration and added yield by swapping into an Associates Corp. note with a longer maturity.

     In general, spreads on asset backed securities widened modestly. We purchased a Sears credit card securitization at a spread of 45 basis points versus the comparable Treasury. We added Navistar and Compass Bank to the portfolio at a spread of +43 and +53 basis points, respectively.

     We continue to find value in selected agency, domestic corporate, and asset backed sectors.

                            INTERMEDIATE GOVERNMENT

     US Treasuries were the best performing sector in the bond market last quarter, as international investors pulled capital from the troubled and volatile Asian markets and moved to the safe haven of government securities. Longer maturity bonds were favored, resulting in a very flat yield curve. By quarter-end there was only a marginal increase in return for securities maturing further in the future. The bond markets are now priced so as to expect no Federal Reserve action to either raise or lower interest rates in the foreseeable future.

     This neutral outlook contrasts somewhat with the minutes of the May meeting of the Fed, which reflected a "close call" on the decision to raise rates in order to cool off a steaming domestic economy and nip an increase in inflation. We see the economy cooling somewhat over the summer, especially in export businesses, before picking up again in the fall. The portfolio remains positioned defensively, slightly short of target duration, both in deference to the Fed bias, as well as the absence of incremental yield in longer maturity securities. It also holds a small position in Inflation Protected Treasury securities.

                           GOVERNMENT/CORPORATE BOND

     The significant event in the bond market during the second quarter was the re-emergence of Asian financial turbulence and its effect of driving global investors to the safety of US Treasury securities. The focus this time was on Japan, caught in a seeming never-ending recession and facing an attach on the once almighty yen. The risk is that their economic downturn would continue to spread, letting the air out of the worldwide economic growth. As a result, bond prices rose and interest rates, especially for longer maturity Treasury securities fell near recent record lows.

     With a flight to quality of US Treasuries, virtually all other sectors of the bond market lagged in performance. Corporate spreads -- incremental risk premium paid to holders of corporate bonds -- increased by 10-15 basis points to the widest levels in three years. As a result, corporate securities in the portfolio under-performed.

     Our belief is that, while slowed slightly, the US economy will not be seriously impaired by overseas weakness. Corporate profits on the whole should remain strong and longer-term the bias is towards somewhat higher interest rates. Thus the portfolio remains over-weighted in corporate bonds, with a slightly shorter than benchmark duration.

                                HIGH YIELD BOND

     Second quarter market dynamics reflected a shift from the trends of the prior twelve months. Elevated equity and treasury market volatility, plus a heavy new issue calendar, led to spread widening in the high yield market. BB-rated issues outperformed single B-paper during the period as new issuance was heavily concentrated among B's. Returns consisted entirely of income during the quarter, as prices eroded slightly with the rise in market yields. Nevertheless, high yield credit quality remained excellent, and shows no sign of deterioration. The second quarter can thus be best described as one in which market technicals overwhelmed otherwise positive fundamentals.

     We remain constructive on the outlook for the US economy. We continue to believe that Asian economic weakness will keep global commodity prices low and US economic activity at a moderate, sustainable level. Consequently, inflationary pressures should remain subdued. The portfolio remains biased toward single B issues with the balance in BB's. Core positions were established in Aurora Foods (B1), a producer of branded foods such as Log Cabin Syrup and Duncan Hines Cakes; P&L Coal (BA3), the nation's largest operation of coal mines, and Octel (B+), the world's largest manufacturer of lead additives for gasoline. We trimmed our already below market weightings in energy and autos, given the state of energy prices and the GM strike, respectively.

                                    BALANCED

     The equity market continued its strong gains in the second quarter. However, investors steered away from stocks that could be vulnerable to weaker growth in Asia. With lower interest rates and oil prices buoying consumer spending, domestic-oriented cyclicals such as autos and retailers were strong performers, along with traditional growth sectors such as technology and health care. There are building signs that US growth is about to slow, so over the balance of the year there could continue to be downward pressure on earnings estimates. The good news is that in such an environment, Federal Reserve policy would be expected to remain in an accommodative posture, which historically has been favorable for the financial markets.

     The best performing stocks in the portfolio all took significant corporate actions consistent with our restructuring theme. These included News Corporation, Hoechst, and Philips Electronics. On the downside, the concerns about building economic weakness negatively impacted Case and IMC Global.

     The portfolio is currently allocated near its benchmark of 60% equity and 40% fixed income. The allocation balances the positives from accommodative Fed policy with the negative trend in general earnings expectations.

                                 EQUITY INCOME

     The major investment event of the second quarter was the resurgence of the problems in Asia, this time centered on Japan. As happened last fall, the dollar strengthened, projections for US economic growth and inflation were lowered and US economic growth and inflation were lowered and US interest rates rose as foreign investors sought a safe haven.

     Investors also sought the safety in large cap growth stocks and in technology stocks, many of which the portfolio cannot own due to little or no dividend yield. To compound the problem, cyclicals, energy and telephone stocks -- all high yield, value names -- sold off, creating a very difficult quarter for income oriented funds.

     The current outlook is for slowing economic growth. While commodity inflation is very low, wage costs are beginning to rise. It is not easy to pass on cost increases today and profit margins are coming under pressure creating earnings uncertainty.

     The market environment is thus becoming more risky with valuations high and earnings growth questionable. Portfolio strategy emphasizes defensive sectors which have lagged the market as investors moved into growth stocks. International oils, natural gas, electric and telephone utilities, retailers and selected financial and health care names are the main emphasis.

                                  EQUITY VALUE

     The second quarter was difficult from a performance standpoint for the large cap value style. The market in effect became two-tiered, with large cap growth significantly outperforming all other stocks and driving the S&P 500 performance in the process. The best performing sector was technology, followed by consumer cyclicals and health care. The worst performing sectors were transportation, communications and basic materials.

     The most attractively valued sectors in the market are cyclically oriented and economically sensitive ones such as basic materials, capital goods, energy and consumer cyclicals. The first three sectors have been impacted by the Pacific Rim/Japanese economic crisis, and at current levels, there would appear to be little downside left. Our portfolio is heavily invested in these areas based on the valuations and fundamentals. Purchases during the quarter include 3M, Dana Corp. and General Mills. Significant sales included Chrysler and Sears. We have also increased our exposure in communications with the purchase of AT&T.

     The financial sector markedly impacted performance and we added Banc One to our holdings. Utilities contributed and health care was also positive, but lagged a bit because of underweighting. Energy and capital goods were the biggest detractors. We are overweighted in both because of attractive valuations and strong fundamentals, but the growth stocks within these sectors were the best performers.

     Going forward, our portfolio would clearly benefit from ongoing economic strength and a rebound in commodity prices. We will continue to avoid the overvalued sectors of the market and focus on areas where the fundamentals and valuations are more solid.

                                GROWTH & INCOME

     During the second quarter, the portfolio was well positioned to benefit from the large cap equity sector's general out-performance. The portfolio was over-weighted in all three of the top performing sectors -- consumer cyclicals, technology and health care. Perhaps more importantly, the portfolio benefited from good stock selection, particularly in the technology and healthcare sectors.

     Significant performance came from the technology sector with strong returns from Microsoft and BMC Software. The portfolio's low exposure to the semiconductor and related equipment industries continued to be the correct decision as these stocks under-performed.

     The only significant negative impact on performance came in the consumer services industry, where Cendant Corp. shares fell sharply after the company announced an accounting problem in one of its divisions.

     We added stocks in the banking and the medical distribution industries, as well as adding exposure to the networking industry. We further reduced holdings from the already under-weighted energy sector.

     Our strategy continues to focus on earnings growth from domestic sources, such as retail, computer software and new drug introductions. We remain cautious of exposure to Asian economies and to earnings derived from commodity cyclicals, which are demonstrating little pricing power in this low-inflation economy.

                                 EQUITY GROWTH

     The portfolio turned in solid results for the second quarter aided by strong performance from the multinational consumer, and health care sectors. Stock selection in the technology sector also added significant value to the portfolio.

     Select technology stocks -- America Online (+54%), Cisco (+35%) and Nokia (+35%) all contributed to performance. The portfolio also purchased Hewlett Packard and made an additional commitment to Intel.

     Health care was also a major positive, with significant contributions to performance by Warner Lambert, and Eli Lilly, which rebounded after a disappointing Evista launch. We remain committed to our overweight in health care but continue to rotate into names that have either a better pipeline, superior positioning, or more attractive relative valuations. We have been buying American Home Products/Monsanto in advance of the merger, as well as Amgen.

     To fund purchases, the portfolio trimmed Eli Lilly and Smithkline Beecham. Phillip Morris was also sold due to the continued uncertainty over litigation and the proposed settlement. Cendant and Pioneer Hi-Bred were sold on the announcement that they would restate earnings due to accounting irregularities, and on valuation, respectively.

     Our outlook remains cautious for the market as a whole, although more positive for our style of high quality growth management. We continue to believe that earnings in the US are slowing driven by ongoing margin pressure and the Asia crisis.

                                 SPECIAL EQUITY

     In the second quarter, small companies continued to under-perform large companies. The culprit remains a flight to safety by investors, worried about financial disarray in Asia and Russia, and the direction of interest rates.

     While generally a difficult quarter, performance bright spots could be found in the service, consumer, telecommunications and financial sectors.

     Stocks which added value include Nokia, Metzler Group, Chancellor Media, Centennial Cellular, Fingerhut, Duane Reade, and several takeover stocks including PMT Service, NSS Bancorp and Xtra Corp. Specific stocks which detracted from performance include DT Industries, Amplicon, and Cendant. Stocks impacted by Asian weakness faired poorly as well.

     Our long-term outlook remains positive for the small cap sector. However, we believe that the balance of the year is likely to be volatile. The portfolio continues to focus on growth stocks with domestic exposure and earnings predictability. On the value side, we expect increased investment attractively priced, faster growing small cap companies.

                               AGGRESSIVE EQUITY

     The pullback that we anticipated at the end of the first quarter finally came to fruition. We believe that positive, although more moderate, returns are likely going forward. Prospects remain good for sustained economic growth, steady to lower bond yields and low inflation, along with steady corporate profits.

     We continue to be quite positive on the prospects for quality growth stocks. Companies that are able to provide above average earnings growth will likely to continue to attract investors. As a result, the portfolio continues to hold technology companies like Dell Computer, Cisco Systems, Microsoft and Compuware; drug/medical device companies like Schering-Plough, Pfizer, Bristol-Myers, and Boston Scientific; service companies like America Online and Home Depot; financial companies including American Express and AIG.

     During the second quarter, the portfolio reduced its holdings from 38 names to the current 33 names. The reduction was designed to take advantage of the consolidation in the market. The funds were reallocated into current positions that present good values at reduced prices, including increased positions in Home Depot, American Express, AIG and Gap Stores.

     As we transition into the third quarter, the impact of Asia on our economy in terms of interest rates and corporate profits will be determined. We remain confident that second quarter earnings for our stocks will be solid. The key will be to remain well-diversified in companies that can deliver consistent and stable earnings growth in an otherwise turbulent global environment.

                              INTERNATIONAL EQUITY

     The international equity markets again endured volatility, as the first quarter's recovery in Asia dramatically reversed in the second quarter. Hong Kong's equity market fell nearly 27%, with other Asian countries following suit. Japan ended down 4.5% as their banking reform package was met with skepticism.

     Enthusiasm in Europe continued, as many stock markets posted record highs. The core EMU markets, France, Germany and Belgium, as well as Finland were among the best performers.

     The portfolio benefited from stock selection in Finland, Germany and Canada. The most notable Finnish holdings were Nokia and UPM-Kymmene. German stocks -- Mannesmann, Deutsche Telekom and SAP AG -- continue to add value to the portfolio.

     Exposure to Asia hurt performance, as well as underweighted positions in France and Germany.

     Going forward, we do not see Asian markets turning around soon. However, as bottom-up investors, we seek to invest in world class companies and look for opportunities to buy stocks at favorable prices.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JUNE 30, 1998
                                  (UNAUDITED)

                                                            INTERMEDIATE   GOVERNMENT/
                                 MONEY           HIGH        GOVERNMENT     CORPORATE                        EQUITY
                                 MARKET      QUALITY BOND       BOND           BOND         BALANCED         INCOME
                              ------------   ------------   ------------   ------------   ------------   --------------
ASSETS:
Securities, at cost.........  $248,960,792   $202,409,395   $141,604,234   $476,352,732   $565,911,134   $  994,545,959
                              ============   ============   ============   ============   ============   ==============
Securities, at market.......  $248,960,792   $203,849,597   $143,098,593   $491,028,405   $603,285,937   $1,393,243,698
Repurchase agreement,
 at value...................            --      6,804,256      5,000,000             --     53,160,000               --
Cash........................            --             --        117,686        414,825             --           63,550
Foreign currency holding, at
 value (Cost $1,452,165)....            --             --             --             --                              --
Receivable for securities
 sold.......................            --             --             --      1,102,402             --               --
Receivable for foreign
 currency forward
 contracts..................            --             --             --             --             --               --
Interest receivable.........       923,852      2,393,572      1,489,286      7,172,806      3,213,749            8,980
Dividends receivable........            --             --             --             --        618,648        2,087,936
Receivable from securities
 lending....................            --          1,360            449         18,858         29,520            7,533
Reimbursement from
 advisor....................            --             --          2,000             --         14,531            1,087
                              ------------   ------------   ------------   ------------   ------------   --------------
         Total assets.......   249,884,644    213,048,785    149,708,014    499,737,296    660,322,385    1,395,412,784
                              ------------   ------------   ------------   ------------   ------------   --------------
LIABILITIES:
Due to custodian............    13,385,621          3,066             --             --      1,102,498               --
Deposit for securities
 loaned.....................            --             --     15,378,249     38,506,250    184,507,860       56,074,896
Payable for securities
 purchased..................            --             --             --             --      1,384,076               --
Payable for foreign currency
 forward contracts..........            --             --             --             --             --               --
Payable to advisor..........            --          2,464             --          2,904             --               --
Accrued expenses:
 Investment advisory fees...       199,395        240,767        154,277        505,880        696,362        2,042,938
 Custody fees...............            --             --             --          9,733             --           22,108
 Professional fees..........        10,110         10,005          9,095          5,175          7,799           18,540
 Reports to shareholders....         2,102          1,846            907          2,865          3,130            9,762
 Miscellaneous fees.........         2,126          1,947          2,848          3,310          4,061           13,321
                              ------------   ------------   ------------   ------------   ------------   --------------
         Total
           liabilities......    13,599,354        260,095     15,545,376     39,036,117    187,705,786       58,181,565
                              ------------   ------------   ------------   ------------   ------------   --------------
         NET ASSETS.........  $236,285,290   $212,788,690   $134,162,638   $460,701,179   $472,616,599   $1,337,231,219
                              ============   ============   ============   ============   ============   ==============
NET ASSETS CONSIST OF:
Paid-in capital.............  $236,285,290   $211,348,488   $132,668,279   $446,025,506   $435,241,796   $  938,533,480
 Net unrealized appreciation
   on securities............            --      1,440,202      1,494,359     14,675,673     37,374,803      398,697,739
 Net unrealized appreciation
   on translation of assets
   and liabilities in
   foreign currencies.......            --             --             --             --             --               --
                              ------------   ------------   ------------   ------------   ------------   --------------
         NET ASSETS.........  $236,285,290   $212,788,690   $134,162,638   $460,701,179   $472,616,599   $1,337,231,219
                              ============   ============   ============   ============   ============   ==============

                       See notes to financial statements

         EQUITY        GROWTH &        EQUITY        SPECIAL      AGGRESSIVE    HIGH YIELD    INTERNATIONAL
         VALUE          INCOME         GROWTH         EQUITY        EQUITY         BOND          EQUITY
      ------------   ------------   ------------   ------------   -----------   -----------   -------------
      $413,387,469   $462,517,787   $471,047,050   $741,523,441   $39,020,880   $80,375,946   $252,071,016
      ============   ============   ============   ============   ===========   ===========   ============
      $420,378,514   $602,318,499   $579,468,699   $910,872,064   $47,871,213   $80,614,462   $284,997,120
        11,567,698     10,606,060     13,035,205     51,801,861     1,561,012       124,454     16,085,695
                --             --             --             --            --            --             --
                --             --             --             --            --            --      1,445,744
         3,100,470        460,886      1,438,214      5,632,689            --            --        100,350
                --             --             --             --            --            --        855,407
             6,375         10,999          9,552         24,716           221     1,932,409          8,643
           650,496        356,333        293,074        483,240        15,799            --        694,380
             4,088          3,776          5,605         38,413            --            --          9,356
             4,849             --             --             --        16,914         7,759          6,191
      ------------   ------------   ------------   ------------   -----------   -----------   ------------
       435,712,490    613,756,553    594,250,349    968,852,983    49,465,159    82,679,084    304,202,886
      ------------   ------------   ------------   ------------   -----------   -----------   ------------
                --             --             --            100            --            --             --
        30,791,500     61,886,600     50,181,868    112,800,975            --            --     19,367,625
         2,851,422             --        434,924     10,945,806            --     1,400,000      2,878,977
                --             --             --             --            --            --        211,792
                --          6,298             --         10,708            --            --             --
           713,916      1,018,916      1,066,847      2,234,952       140,881       128,689        644,115
                --             --             --             --         8,423            --             --
             6,976          6,198          5,885          4,350         7,734        14,627         16,182
             1,690          2,658          3,376          6,440           286           315          1,582
             9,014          3,585          4,053          7,709         7,538         6,296          7,527
      ------------   ------------   ------------   ------------   -----------   -----------   ------------
        34,374,518     62,924,255     51,696,953    126,011,040       164,862     1,549,927     23,127,800
      ------------   ------------   ------------   ------------   -----------   -----------   ------------
      $401,337,972   $550,832,298   $542,553,396   $842,841,943   $49,300,297   $81,129,157   $281,075,086
      ============   ============   ============   ============   ===========   ===========   ============
      $394,346,927   $411,031,586   $434,131,747   $673,493,320   $40,449,964   $80,890,641   $247,513,824
         6,991,045    139,800,712    108,421,649    169,348,623     8,850,333       238,516     32,926,104
                --             --             --             --            --            --        635,158
      ------------   ------------   ------------   ------------   -----------   -----------   ------------
      $401,337,972   $550,832,298   $542,553,396   $842,841,943   $49,300,297   $81,129,157   $281,075,086
      ============   ============   ============   ============   ===========   ===========   ============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                            STATEMENTS OF OPERATIONS
                       FOR THE PERIOD ENDED JUNE 30, 1998
                                  (UNAUDITED)

                                                                  INTERMEDIATE   GOVERNMENT/
                                        MONEY          HIGH        GOVERNMENT     CORPORATE                     EQUITY
                                        MARKET     QUALITY BOND       BOND          BOND        BALANCED        INCOME
                                      ----------   ------------   ------------   -----------   -----------   ------------
INVESTMENT INCOME:
  Interest income...................  $6,694,912    $6,606,956     $4,000,206    $13,325,304   $ 5,929,281   $  2,533,208
  Dividend income...................          --            --             --             --     3,044,595     14,420,366
  Less: withholding taxes...........          --            --             --             --       (47,711)       (54,488)
                                      ----------    ----------     ----------    -----------   -----------   ------------
         Total income...............   6,694,912     6,606,956      4,000,206     13,325,304     8,926,165     16,899,086
                                      ----------    ----------     ----------    -----------   -----------   ------------
EXPENSES:
  Investment advisory fees..........     296,182       359,784        235,825        716,028     1,002,350      2,926,168
  Custody fees......................      19,658        18,209         12,260         26,553        30,311         69,967
  Professional fees.................       9,152         9,534          8,850         10,096        10,458         14,874
  Reports to shareholders...........         275           258            153            427           466          1,435
  Miscellaneous fees................         939           836            591          1,428         1,592          4,655
                                      ----------    ----------     ----------    -----------   -----------   ------------
         Total expenses.............     326,206       388,621        257,679        754,532     1,045,177      3,017,099
Expenses reimbursed by the
  advisor...........................          --            --             --             --            --             --
                                      ----------    ----------     ----------    -----------   -----------   ------------
         Net expenses...............     326,206       388,621        257,679        754,532     1,045,177      3,017,099
                                      ----------    ----------     ----------    -----------   -----------   ------------
Net investment income...............   6,368,706     6,218,335      3,742,527     12,570,772     7,880,988     13,881,987
                                      ----------    ----------     ----------    -----------   -----------   ------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON SECURITIES AND FOREIGN
  CURRENCIES:
  Net realized gains (losses) on
    securities......................      (2,703)       38,514        123,905      1,718,325    20,982,013     80,955,301
  Net realized gains on foreign
    currency transactions...........          --            --             --             --            --             --
  Net change in unrealized
    appreciation (depreciation) on
    securities......................          --       314,885        417,567      3,887,622    17,330,078     24,752,859
  Net change in unrealized
    appreciation on translation of
    assets and liabilities in
    foreign currencies..............          --            --             --             --            --             --
                                      ----------    ----------     ----------    -----------   -----------   ------------
Net realized and unrealized gains
  (losses) on securities and foreign
  currencies........................      (2,703)      353,399        541,472      5,605,947    38,312,091    105,708,160
                                      ----------    ----------     ----------    -----------   -----------   ------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...................  $6,366,003    $6,571,734     $4,283,999    $18,176,719   $46,193,079   $119,590,147
                                      ==========    ==========     ==========    ===========   ===========   ============

                       See notes to financial statements.

      EQUITY       GROWTH &       EQUITY        SPECIAL     AGGRESSIVE   HIGH YIELD   INTERNATIONAL
       VALUE        INCOME        GROWTH        EQUITY        EQUITY        BOND         EQUITY
    -----------   -----------   -----------   -----------   ----------   ----------   -------------
    $   374,658   $   434,099   $   414,152   $ 1,509,269   $   83,436   $3,040,526    $   397,315
      3,073,274     1,800,936     1,557,785     2,255,871       83,310           --      3,122,847
             --          (563)      (13,606)      (34,841)          --           --       (286,170)
    -----------   -----------   -----------   -----------   ----------   ----------    -----------
      3,447,932     2,234,472     1,958,331     3,730,299      166,746    3,040,526      3,233,992
    -----------   -----------   -----------   -----------   ----------   ----------    -----------
        997,444     1,392,296     1,513,093     3,167,343      185,436      180,208        950,628
         30,796        26,719        27,000        77,339       15,699       16,914         94,122
          9,398        10,173        10,629        12,288        8,199        9,502         11,299
            278           444           503           878           30           47            242
          1,083         1,699         1,597         3,072           94           53          1,245
    -----------   -----------   -----------   -----------   ----------   ----------    -----------
      1,038,999     1,431,331     1,552,822     3,260,920      209,458      206,724      1,057,536
         (4,849)           --            --            --      (18,287)     (10,796)            --
    -----------   -----------   -----------   -----------   ----------   ----------    -----------
      1,034,150     1,431,331     1,552,822     3,260,920      191,171      195,928      1,057,536
    -----------   -----------   -----------   -----------   ----------   ----------    -----------
      2,413,782       803,141       405,509       469,379      (24,425)   2,844,598      2,176,456
    -----------   -----------   -----------   -----------   ----------   ----------    -----------
     29,084,356    22,463,889    54,002,788    30,757,542     (528,572)     730,607      8,517,832
             --            --            --            --           --           --      1,920,127
      1,336,719    71,046,109    29,741,327    21,789,261    6,856,559     (570,450)    19,021,807
             --            --            --            --           --           --     (1,008,224)
    -----------   -----------   -----------   -----------   ----------   ----------    -----------
     30,421,075    93,509,998    83,744,115    52,546,803    6,327,987      160,157     28,451,542
    -----------   -----------   -----------   -----------   ----------   ----------    -----------
    $32,834,857   $94,313,139   $84,149,624   $53,016,182   $6,303,562   $3,004,755    $30,627,998
    ===========   ===========   ===========   ===========   ==========   ==========    ===========

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE PERIOD ENDED JUNE 30, 1998
                                  (UNAUDITED)

                                                                     INTERMEDIATE   GOVERNMENT/
                                         MONEY           HIGH         GOVERNMENT     CORPORATE
                                        MARKET       QUALITY BOND        BOND           BOND         BALANCED
                                     -------------   -------------   ------------   ------------   ------------
FROM OPERATIONS:
  Net investment income............  $   6,368,706   $   6,218,335   $  3,742,527   $ 12,570,772   $  7,880,988
  Net realized gains (losses) on
    securities.....................         (2,703)         38,514        123,905      1,718,325     20,982,013
  Net realized gains on foreign
    currency transactions..........             --              --             --             --             --
  Net change in unrealized
    appreciation (depreciation) on
    securities.....................             --         314,885        417,567      3,887,622     17,330,078
  Net change in unrealized
    appreciation on translation of
    assets and liabilities in
    foreign currencies.............             --              --             --             --             --
                                     -------------   -------------   ------------   ------------   ------------
  Net increase in net assets
    resulting from operations......      6,366,003       6,571,734      4,283,999     18,176,719     46,193,079
                                     -------------   -------------   ------------   ------------   ------------
FROM CAPITAL TRANSACTIONS:
  Proceeds from capital invested...    526,525,143      51,189,972     41,926,188    120,636,328     89,156,403
  Value of capital withdrawn.......   (528,918,314)    (63,142,454)   (41,233,946)   (39,744,753)   (57,502,796)
                                     -------------   -------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from capital
  transactions.....................     (2,393,171)    (11,952,482)       692,242     80,891,575     31,653,607
                                     -------------   -------------   ------------   ------------   ------------
Net increase in net assets.........      3,972,832      (5,380,748)     4,976,241     99,068,294     77,846,686
NET ASSETS:
  Beginning of period..............    232,312,458     218,169,438    129,186,397    361,632,885    394,769,913
                                     -------------   -------------   ------------   ------------   ------------
  End of period....................  $ 236,285,290   $ 212,788,690   $134,162,638   $460,701,179   $472,616,599
                                     =============   =============   ============   ============   ============

                       See notes to financial statements.

         EQUITY          EQUITY        GROWTH &        EQUITY         SPECIAL       AGGRESSIVE    HIGH YIELD    INTERNATIONAL
         INCOME          VALUE          INCOME         GROWTH         EQUITY          EQUITY         BOND          EQUITY
     --------------   ------------   ------------   ------------   -------------   ------------   -----------   -------------
     $   13,881,987   $  2,413,782   $    803,141   $    405,509   $     469,379   $    (24,425)  $ 2,844,598   $  2,176,456
         80,955,301     29,084,356     22,463,889     54,002,788      30,757,542       (528,572)      730,607      8,517,832
                 --             --             --             --              --             --            --      1,920,127
         24,752,859      1,336,719     71,046,109     29,741,327      21,789,261      6,856,559      (570,450)    19,021,807
                 --             --             --             --              --             --            --     (1,008,224)
     --------------   ------------   ------------   ------------   -------------   ------------   -----------   ------------
        119,590,147     32,834,857     94,313,139     84,149,624      53,016,182      6,303,562     3,004,755     30,627,998
     --------------   ------------   ------------   ------------   -------------   ------------   -----------   ------------
        177,639,841    226,785,170    179,041,256    123,832,448     190,487,158     40,897,157    46,547,607    127,745,727
       (175,069,938)   (93,265,770)   (98,782,505)   (91,740,864)   (144,049,658)   (23,758,072)   (8,123,336)   (82,604,707)
     --------------   ------------   ------------   ------------   -------------   ------------   -----------   ------------
          2,569,903    133,519,400     80,258,751     32,091,584      46,437,500     17,139,085    38,424,271     45,141,020
     --------------   ------------   ------------   ------------   -------------   ------------   -----------   ------------
        122,160,050    166,354,257    174,571,890    116,241,208      99,453,682     23,442,647    41,429,026     75,769,018
      1,215,071,169    234,983,715    376,260,408    426,312,188     743,388,261     25,857,650    39,700,131    205,306,068
     --------------   ------------   ------------   ------------   -------------   ------------   -----------   ------------
     $1,337,231,219   $401,337,972   $550,832,298   $542,553,396   $ 842,841,943   $ 49,300,297   $81,129,157   $281,075,086
     ==============   ============   ============   ============   =============   ============   ===========   ============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                              INTERMEDIATE    GOVERNMENT/
                                                   MONEY           HIGH        GOVERNMENT      CORPORATE
                                                  MARKET       QUALITY BOND       BOND           BOND          BALANCED
                                               -------------   ------------   ------------   -------------   ------------
FROM OPERATIONS:
  Net investment income (loss)...............  $  11,798,211   $ 12,355,613   $  5,479,071   $  21,747,233   $ 12,233,394
  Net realized gains (losses) on
    securities...............................         (8,941)    (2,349,712)        43,123         747,528     44,754,963
  Net realized gains on foreign currency
    transactions.............................             --             --             --              --             --
  Net change in unrealized appreciation
    (depreciation) on securities.............             --      1,093,124      1,403,813       5,790,454      1,725,897
  Net change in unrealized appreciation on
    translation of assets and liabilities in
    foreign currencies.......................             --             --             --              --             --
                                               -------------   ------------   ------------   -------------   ------------
  Net increase in net assets resulting from
    operations...............................     11,789,270     11,099,025      6,926,007      28,285,215     58,714,254
                                               -------------   ------------   ------------   -------------   ------------
FROM CAPITAL TRANSACTIONS:
  Proceeds from capital invested.............    902,776,832    102,876,345     68,807,286     123,824,256    170,812,434
  Value of capital withdrawn.................   (867,265,898)   (93,100,595)   (49,606,776)   (113,152,603)   (99,666,614)
                                               -------------   ------------   ------------   -------------   ------------
Net increase (decrease) in net assets
  resulting from capital transactions........     35,510,934      9,775,750     19,200,510      10,671,653     71,145,820
                                               -------------   ------------   ------------   -------------   ------------
Net increase in net assets...................     47,300,204     20,874,775     26,126,517      38,956,868    129,860,074
NET ASSETS:
  Beginning of year..........................    185,012,254    197,294,663    103,059,880     322,676,017    264,909,839
                                               -------------   ------------   ------------   -------------   ------------
  End of year................................  $ 232,312,458   $218,169,438   $129,186,397   $ 361,632,885   $394,769,913
                                               =============   ============   ============   =============   ============

                       See notes to financial statements.

          EQUITY          EQUITY        GROWTH &         EQUITY          SPECIAL       AGGRESSIVE     HIGH YIELD    INTERNATIONAL
          INCOME          VALUE          INCOME          GROWTH          EQUITY          EQUITY          BOND          EQUITY
      --------------   ------------   -------------   -------------   -------------   ------------   ------------   -------------
      $   24,964,071   $  2,275,636   $   1,812,221   $   1,684,585   $   2,573,992   $    (36,672)  $  2,857,257   $   1,748,854
         112,649,761     20,127,411      30,338,224      24,114,431      73,438,581     (1,923,753)       751,900       6,952,374
                  --             --              --              --              --             --             --       1,289,424
         145,312,803      4,086,494      46,717,933      64,960,988      69,900,579      1,758,315        436,636       1,832,462
                  --             --              --              --              --             --             --       1,293,392
      --------------   ------------   -------------   -------------   -------------   ------------   ------------   -------------
         282,926,635     26,489,541      78,868,378      90,760,004     145,913,152       (202,110)     4,045,793      13,116,506
      --------------   ------------   -------------   -------------   -------------   ------------   ------------   -------------
         342,318,881    252,043,859     227,268,676     218,548,740     300,462,601     45,019,873     34,940,563     149,002,914
        (366,995,016)   (72,583,198)   (137,489,072)   (182,124,242)   (210,251,735)   (34,439,243)   (14,658,911)   (104,998,249)
      --------------   ------------   -------------   -------------   -------------   ------------   ------------   -------------
         (24,676,135)   179,460,661      89,779,604      36,424,498      90,210,866     10,580,630     20,281,652      44,004,665
      --------------   ------------   -------------   -------------   -------------   ------------   ------------   -------------
         258,250,500    205,950,202     168,647,982     127,184,502     236,124,018     10,378,520     24,327,445      57,121,171
         956,820,669     29,033,513     207,612,426     299,127,686     507,264,243     15,479,130     15,372,686     148,184,897
      --------------   ------------   -------------   -------------   -------------   ------------   ------------   -------------
      $1,215,071,169   $234,983,715   $ 376,260,408   $ 426,312,188   $ 743,388,261   $ 25,857,650   $ 39,700,131   $ 205,306,068
      ==============   ============   =============   =============   =============   ============   ============   =============

                             MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1998
                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
              COMMERCIAL PAPER -- 81.54%
$ 4,200,000   Abbott Laboratories, 5.54%,
                07/28/98.....................  $  4,182,549
  2,200,000   American Crystal Sugar Company,
                5.78%, 07/22/98..............     2,192,582
    500,000   American Express Credit
                Company, 5.50%, 07/20/98.....       498,549
  7,400,000   Associates Corp. of N.A.,
                5.53%, 07/07/98..............     7,393,180
    900,000   Associates Corp. of N.A.,
                5.52%, 07/23/98..............       896,964
  2,000,000   Avco Financial Services, Inc.,
                5.56%, 08/24/98..............     1,983,320
  6,000,000   Avco Financial Services, Inc.,
                5.57%, 09/01/98..............     5,942,444
  1,000,000   Avco Financial Services, Inc.,
                5.55%, 10/19/98..............       983,042
 11,200,000   Bank of New York Company,
                5.51%, 07/14/98..............    11,177,715
  1,800,000   Barclays US Funding Corp.,
                5.54%, 07/24/98..............     1,793,635
  1,800,000   CIT Group Holdings, Inc.,
                5.51%, 07/24/98..............     1,793,663
  3,600,000   CIT Group Holdings, Inc.,
                5.53%, 07/27/98..............     3,585,622
  1,900,000   CSX Corp., 5.70%, 07/29/98.....     1,891,577
  9,000,000   Commercial Credit Company,
                5.50%, 07/24/98..............     8,968,375
  2,400,000   Conagra, Inc., 5.67%,
                07/10/98.....................     2,396,598
  2,400,000   Dominion Resources, 5.65%,
                07/14/98.....................     2,395,103
  2,834,000   Enterprise Funding Corp.,
                5.54%, 07/21/98..............     2,825,277
  3,157,000   Enterprise Funding Corp.,
                5.53%, 08/07/98..............     3,139,057
  2,000,000   Enterprise Funding Corp.,
                5.52%, 08/19/98..............     1,984,974
    450,000   General Electric Capital Corp.,
                5.52%, 07/08/98..............       449,517
  5,800,000   General Electric Capital Corp.,
                5.52%, 07/20/98..............     5,783,103
  5,700,000   General Electric Capital Corp.,
                5.53%, 07/29/98..............     5,675,483
  3,800,000   General Motors Acceptance
                Corp., 5.52%, 08/28/98.......     3,766,205
  7,000,000   General Motors Acceptance
                Corp., 5.55%, 09/01/98.......     6,933,092
  5,000,000   Heller Financial Inc., 5.68%,
                07/23/98.....................     4,982,644

PRINCIPAL                                         VALUE
---------                                      ------------
              COMMERCIAL PAPER (CONTINUED)
$ 6,000,000   Heller Financial Inc., 5.70%,
                07/24/98.....................  $  5,978,150
    650,000   Household International Corp.,
                5.57%, 07/15/98..............       648,592
  1,750,000   Houston Industries Finance
                Company, 5.72%, 07/06/98.....     1,748,610
  3,800,000   JHM Funding, Inc., 5.56%,
                07/10/98.....................     3,794,718
  2,410,000   JHM Funding, Inc., 5.56%,
                07/10/98.....................     2,406,650
  5,000,000   JHM Funding, Inc., 5.60%,
                08/13/98.....................     4,966,556
  1,000,000   Lehman Brothers Holdings Inc.,
                5.53%, 07/16/98..............       997,696
  3,300,000   Lehman Brothers Holdings Inc.,
                5.59%, 07/17/98..............     3,291,801
  4,400,000   Merrill Lynch and Company,
                Inc., 5.56%, 07/30/98........     4,380,293
  2,800,000   Metlife Funding, Inc., 5.51%,
                07/09/98.....................     2,796,572
 10,000,000   Norwest Corp., 5.55%,
                07/09/98.....................     9,987,667
  5,000,000   Paccar Financial Group, 5.55%,
                07/06/98.....................     4,996,146
  4,000,000   Paccar Financial Group, 5.60%,
                07/31/98.....................     3,981,333
  3,200,000   Panasonic Finance America,
                5.51%, 07/14/98..............     3,193,633
  7,400,000   Quebec Province -- Canada,
                5.53%, 07/15/98..............     7,384,086
  3,000,000   Riverwood Funding Corp., 5.51%,
                07/13/98.....................     2,994,490
 10,000,000   Sanwa Business Credit, 5.62%,
                07/06/98.....................     9,992,194
  1,500,000   Sanwa Business Credit, 6.00%,
                07/23/98.....................     1,494,500
  6,400,000   Sears Roebuck Acceptance Corp.,
                5.51%, 07/13/98..............     6,388,246
    300,000   Sears Roebuck & Company, 5.52%,
                07/24/98.....................       298,942
  1,500,000   Textron Inc., 5.70%,
                07/01/98.....................     1,500,000
  3,300,000   Transamerica Finance Corp.,
                5.51%, 07/10/98..............     3,295,454
  3,000,000   Transamerica Finance Corp.,
                5.55%, 08/05/98..............     2,983,812
  5,000,000   Transamerica Finance Group
                Inc., 5.55%, 07/06/98........     4,996,146

                       See notes to financial statements.

                             MONEY MARKET PORTFOLIO

                                 JUNE 30, 1998
                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
              COMMERCIAL PAPER (CONTINUED)
$ 1,588,190   Union Bancal Corp., 5.53%,
                07/20/98.....................  $  1,583,554
  3,000,000   Union Bancal Corp., 5.51%,
                08/25/98.....................     2,974,746
                                               ------------
              TOTAL COMMERCIAL PAPER
              (Cost $192,668,857)............   192,668,857
                                               ------------
              FEDERAL HOME LOAN BANK -- 4.23%
  5,000,000   5.685%, 10/02/98...............     5,001,966
  5,000,000   5.70%, 03/01/99................     5,000,000
                                               ------------
              TOTAL FEDERAL HOME LOAN BANK
              (Cost $10,001,966).............    10,001,966
                                               ------------
              CERTIFICATES OF DEPOSIT --7.70%
  7,300,000   Canadian Imperial Bank, 5.74%,
                05/07/99.....................     7,300,000
  7,000,000   National Westminster Bank,
                5.86%, 08/10/98..............     7,003,969
  3,900,000   Royal Bank of Canada, 5.79%,
                08/20/98.....................     3,900,000
                                               ------------
              TOTAL CERTIFICATES OF DEPOSIT
              (Cost $18,203,969).............    18,203,969
                                               ------------
              SHORT-TERM CORPORATE NOTES -- 11.89%
  2,800,000   Banc One, Floating Rate, 5.63%,
                07/02/98+....................     2,800,000
  5,286,000   Capital One Funding Corp.,
                Floating Rate, 5.63%,
                07/02/98+....................     5,286,000

PRINCIPAL                                         VALUE
---------                                      ------------
              SHORT-TERM CORPORATE NOTES (CONTINUED)
$ 9,000,000   Goldman Sachs Group, 5.65%,
                05/11/99.....................  $  9,000,000
  6,000,000   Asset Backed Securities
                Investment Trust, Series
                1997-I, Class C, Floating
                Rate, 5.67%,
                07/15/98.....................     6,000,000
  5,000,000   Asset Backed Securities
                Investment Trust, Series
                1997-E, Class N, Variable
                Rate, 5.67%, 08/15/98........     5,000,000
                                               ------------
              TOTAL SHORT-TERM CORPORATE
                NOTES
              (Cost $28,086,000).............    28,086,000
                                               ------------
              Total Investments -- 105.36%
              (Cost $248,960,792)............   248,960,792
              Other assets less
              liabilities -- (5.36%).........   (12,675,502)
                                               ------------
              NET ASSETS -- 100.00%..........  $236,285,290
                                               ============

The aggregate cost of investments for federal income tax purposes at June 30, 1998, is $248,960,792.

---------------
 + This interest rate is subject to change weekly based on the greater of the 30 day or 90 day Federal composite rate. The rate shown was in effect as of June 30, 1998.

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1998
                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES -- 81.59%
             BANKS -- 8.13%
$8,000,000   First Omni Bank, Series 96-A,
               6.65%, 09/15/03...............  $  8,185,920
 4,000,000   Norwest Corp., 6.75%,
               05/12/00......................     4,060,688
 5,033,318   Union Acceptance Corp., 6.40%,
               10/10/02......................     5,047,008
                                               ------------
             TOTAL BANKS.....................    17,293,616
                                               ------------
             BROKERAGE -- 9.17%
 5,500,000   Bear Stearns & Company, 6.50%,
               06/15/00......................     5,557,618
   725,000   Lehman Brothers, Inc., Medium-
               Term Note, 6.08%, 07/08/98....       725,053
 5,000,000   Lehman Brothers Holdings Inc.,
               6.00%, 02/26/01...............     4,981,895
 5,000,000   Merrill Lynch & Company, 6.00%,
               02/12/03......................     5,001,890
 3,000,000   Morgan Stanley Dean Witter,
               8.88%, 10/15/01...............     3,247,857
                                               ------------
             TOTAL BROKERAGE.................    19,514,313
                                               ------------
             FINANCE -- 32.15%
 2,000,000   Associates Corp. of N.A., 6.15%,
               01/13/03......................     2,005,754
 3,170,000   Associates Corp. of N.A., 6.01%,
               02/07/03......................     3,161,390
 4,000,000   Associates Corp. of N.A., 6.00%,
               04/15/03......................     3,994,844
 5,000,000   CIT Group Holdings, 6.13%,
               11/15/99......................     5,010,900
 2,908,334   Copelco Capital Funding, 6.34%,
               07/20/04......................     2,920,171
 5,000,000   Florida Windstorm Underwriting,
               6.50%, 08/25/02...............     5,071,730
 7,000,000   Ford Motor Credit Corp., 6.00%,
               01/14/03......................     6,974,933
 3,000,000   General Motors Acceptance Corp.,
               5.63%, 02/25/00...............     2,977,500
 5,250,000   General Motors Acceptance Corp.,
               9.38%, 04/01/00...............     5,539,396
   200,000   Government Export Trust, 4.61%,
               09/01/98......................       199,618
 6,500,000   Household Finance Company,
               Medium-Term Note, 7.15%,
               06/15/00......................     6,617,247
 5,000,000   International Lease Finance,
               7.05%, 05/01/01...............     5,134,730
 7,500,000   John Deere Capital, 6.30%,
               06/01/99......................     7,531,508

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             FINANCE (CONTINUED)
$  660,275   Navistar Finance, 6.55%,
               11/20/01......................  $    661,516
 5,000,000   Salomon, Inc., 7.25%,
               05/01/01......................     5,159,930
 2,804,185   Textron Financial Corp., 6.05%,
               03/15/09......................     2,807,859
 2,325,003   Travelers Mortgage, 12.00%,
               03/01/14......................     2,643,338
                                               ------------
             TOTAL FINANCE...................    68,412,364
                                               ------------
             PRIVATE ASSET BACKED: BANKS -- 4.16%
 3,241,375   Banc One Auto Grantor Trust,
               6.27%, 11/20/03...............     3,261,472
 4,130,530   Banc One Auto Grantor Trust,
               6.29%, 07/20/04...............     4,160,889
   347,735   Western Finance Grantor Trust,
               4.60%, 04/01/99...............       347,116
 1,091,039   Western Finance Grantor Trust,
               5.88%, 03/01/02...............     1,091,017
                                               ------------
             TOTAL PRIVATE ASSET BACKED:
             BANKS...........................     8,860,494
                                               ------------
             PRIVATE ASSET BACKED: CONSTRUCTION -- 0.62%
 1,315,488   Case Equipment Loan Trust,
               Series 1994-C, Class A2,
               8.10%, 06/15/01...............     1,316,856
                                               ------------
             PRIVATE ASSET BACKED: CREDIT CARDS -- 8.25%
 4,583,333   Discover Card Master Trust I,
               Series 93-2A, 5.40%,
               11/16/01......................     4,577,329
   862,500   MBNA Master Credit Card, 5.40%,
               09/15/00......................       859,938
 5,000,000   Sears Credit Account Master
               Trust, Series 96-1A, 6.20%,
               02/16/06......................     5,056,300
 1,000,000   Signet Credit Card Master Trust,
               5.20%, 02/15/02...............       998,840
 6,000,000   Standard Credit Card Master
               Trust, Series 91-3, 8.88%,
               09/07/99......................     6,052,860
                                               ------------
             TOTAL PRIVATE ASSET BACKED:
             CREDIT CARDS....................    17,545,267
                                               ------------
             PRIVATE ASSET BACKED: FINANCE -- 5.81%
 2,310,270   Chase Manhattan Grantor Trust,
               6.61%, 09/15/02...............     2,328,151
   140,147   General Motors Acceptance Corp.,
               Grantor Trust, Series 95-A,
               Class A, 7.15%, 03/15/00......       140,238
 4,872,173   Navistar Financial Corp., Owner
               Trust, Series 98-A, Class A,
               5.94%, 11/15/04...............     4,880,547

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 1998
                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: FINANCE (CONTINUED)
$  774,906   Pemex Exp Grantor Trust, 7.66%,
               08/15/01......................  $    796,758
 4,222,356   USAA Auto Loan Grantor Trust,
               6.07%, 05/15/04...............     4,220,794
                                               ------------
             TOTAL PRIVATE ASSET BACKED:
             FINANCE.........................    12,366,488
                                               ------------
             PRIVATE ASSET BACKED: RECEIVABLES -- 11.57%
 5,000,000   Capital Equipment Receivable
               Trust, Series 96-1, 6.28%,
               06/15/00......................     5,019,900
 1,453,417   Chevy Chase Auto Receivable
               Trust, 6.00%, 12/15/01........     1,455,292
 1,911,871   Chevy Chase Auto Receivable
               Trust, 6.60%, 12/15/02........     1,924,891
 5,000,000   Compass Auto Receivable Trust,
               Series 1998-A, Class A3,
               5.90%, 05/15/04...............     4,993,750
 3,030,923   First Sierra Receivables II,
               6.85%, 02/10/03...............     3,069,204
 1,240,495   Heller Equipment Asset
               Receivables Trust, Series
               1997-1, Class A2, 6.39%,
               05/25/05......................     1,246,673
   456,892   IBM Credit Receivable Lease
               Asset Master Trust, Series
               93-1A, 4.55%, 11/15/00........       455,124
   164,065   IBM Credit Receivable Lease
               Asset Master Trust, 6.55%,
               07/16/01......................       164,131
 5,000,000   Newcourt Receivables Asset
               Trust, Series 1997-1, Class
               A4, 6.19%, 05/02/05...........     5,040,800
 1,250,028   Toyota Auto Receivable Trust,
               Series 96-AA, 6.30%,
               07/20/01......................     1,253,578
                                               ------------
             TOTAL PRIVATE ASSET BACKED:
             RECEIVABLES.....................    24,623,343
                                               ------------
             REAL ESTATE -- 1.73%
    74,364   Daiwa Home Equity Loans, 7.88%,
               11/25/19......................        74,089
 1,586,698   GE Home Equity Loan, Series
               91-1A, 7.20%, 09/15/11........     1,593,044
   752,126   Merrill Lynch Mortgage
               Investors, Inc., 10.10%,
               11/15/07......................       770,268
   581,187   Merrill Lynch Mortgage
               Investors, Inc., 10.35%,
               05/15/09......................       624,549
   360,803   Merrill Lynch Mortgage
               Investors, Inc., 9.40%,
               09/15/09......................       384,112

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             REAL ESTATE (CONTINUED)
$  245,754   Merrill Lynch Mortgage
               Investors, Inc., Series 91-DA,
               9.00%, 07/15/11...............  $    245,233
                                               ------------
             TOTAL REAL ESTATE...............     3,691,295
                                               ------------
             TOTAL CORPORATE BONDS AND NOTES
             (Cost $172,088,204).............   173,624,036
                                               ------------
             US TREASURY NOTES -- 2.82%
 6,000,000   5.50%, 02/29/00
             (Cost $6,000,402)...............     5,998,122
                                               ------------
             US GOVERNMENT AGENCY SECURITIES -- 2.90%
             FANNIE MAE -- 0.09%
    53,321   PL# 6346, 6.75%, 02/01/03.......        53,499
   136,487   PL# 137455, 7.00%, 04/01/04.....       136,483
                                               ------------
             TOTAL FANNIE MAE................       189,982
                                               ------------
             FREDDIE MAC -- 1.24%
 1,268,718   PL# 850082, 9.00%, 10/01/05.....     1,309,057
   220,142   REMIC, Series MH-1, 10.15%,
               04/15/06......................       222,607
   679,998   PL# D0677, 7.50%, 03/01/08......       692,407
    11,310   PL# 273991, 6.50%, 03/01/13.....        11,253
   401,658   PL# 306816, 7.00%, 01/01/18.....       405,935
                                               ------------
             TOTAL FREDDIE MAC...............     2,641,259
                                               ------------
             OTHER AGENCIES -- 0.10%
   215,499   Guaranteed Export Certificates,
               4.81%, 12/15/98...............       214,896
                                               ------------
             RESOLUTION TRUST CORP. -- 1.47%
 2,078,079   Resolution Trust Corp., 7.94%,
               08/25/21......................     2,069,476
 1,058,084   Resolution Trust Corp., 6.74%,
               07/25/27......................     1,054,106
                                               ------------
             TOTAL RESOLUTION TRUST CORP. ...     3,123,582
                                               ------------
             TOTAL US GOVERNMENT AGENCY
             SECURITIES (Cost $6,256,552)....     6,169,719
                                               ------------
             FOREIGN GOVERNMENT OBLIGATIONS -- 2.38%
 5,000,000   Hydro Quebec, 6.36%, 01/15/02
               (Cost $5,064,237).............     5,057,720
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 1998
                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             COMMERCIAL PAPER -- 6.11%
$5,000,000   British Petroleum Capital PLC,
               6.25%, 07/01/98...............  $  5,000,000
 8,000,000   Goldman Sachs Group, L.P.,
               6.25%, 07/01/98...............     8,000,000
                                               ------------
             TOTAL COMMERCIAL PAPER
             (Cost $13,000,000)..............    13,000,000
                                               ------------
             TOTAL SECURITIES
             (Cost $202,409,395).............   203,849,597
                                               ------------
             REPURCHASE AGREEMENT -- 3.20%
 6,804,256   With Investors Bank & Trust,
               dated 06/30/98, 5.20%,
               repurchase proceeds at
               maturity $6,805,239, 07/01/98
               (Collateralized by Freddie
               Mac, 7.04%, due 12/01/25 with
               a value of $7,144,843) (Cost
               $6,804,256)...................     6,804,256
                                               ------------
             Total Investments -- 99.00%
             (Cost $209,213,651).............   210,653,853
             Other assets less
               liabilities -- 1.00%..........     2,134,837
                                               ------------
             NET ASSETS -- 100.00%...........  $212,788,690
                                               ============

The aggregate cost of investments for federal income tax purposes at June 30, 1998, is $209,213,651.

The following amount is based on costs for federal income tax purposes:

    Gross unrealized appreciation............  $1,635,446
    Gross unrealized depreciation............    (195,244)
                                               ----------
    Net unrealized appreciation..............  $1,440,202
                                               ==========

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1998
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY NOTES -- 40.31%
$ 9,000,000   5.25%, 07/31/98................  $  9,000,000
  3,000,000   6.375%, 05/15/99(a)............     3,020,625
  5,000,000   6.00%, 08/15/99................     5,023,435
  7,000,000   7.75%, 12/31/99................     7,218,750
  2,500,000   8.875%, 05/15/00...............     2,647,655
  7,000,000   6.25%, 10/31/01(a).............     7,144,375
  5,000,000   5.625%, 12/31/02(a)............     5,020,310
  8,000,000   5.50%, 01/31/03................     7,992,496
  2,000,000   5.50%, 02/28/03................     1,998,750
  3,000,000   5.50%, 03/31/03(a).............     2,998,125
  2,000,000   5.75%, 04/30/03................     2,019,374
                                               ------------
              TOTAL US TREASURY NOTES
              (Cost $53,774,803).............    54,083,895
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 53.19%
              FEDERAL HOME LOAN BANK -- 5.39%
  5,000,000   7.39%, 08/22/01................     5,244,325
  2,000,000   5.50%, 01/21/03................     1,985,600
                                               ------------
              TOTAL FEDERAL HOME LOAN BANK...     7,229,925
                                               ------------
              FREDDIE MAC -- 7.93%
  3,000,000   REMIC, Series 1574, 6.50%,
                02/15/21.....................     3,047,178
  5,300,000   REMIC, Series 1500, 7.00%,
                06/15/22.....................     5,501,681
    917,261   REMIC, Series 31 Floating Rate,
                6.15%, 08/25/23..............       920,306
  1,166,425   REMIC, Series 1710, 6.25%,
                02/15/24.....................     1,171,494
                                               ------------
              TOTAL FREDDIE MAC..............    10,640,659
                                               ------------
              FANNIE MAE -- 7.71%
  2,000,000   REMIC, Series 94-75, 7.00%,
                01/25/03.....................     2,050,676
  3,000,000   6.44%, 06/21/05................     3,129,303
  5,000,000   Series 96-M7, Class B, 6.86%,
                06/17/11.....................     5,162,450
                                               ------------
              TOTAL FANNIE MAE...............    10,342,429
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
              ASSOCIATION -- 15.20%
      6,024   PL# 209631, 7.50%, 04/15/02....         6,210
     22,610   PL# 328000, 7.50%, 06/15/07....        23,309
      9,024   PL# 328084, 7.50%, 07/15/07....         9,303
     13,688   PL# 335542, 7.50%, 08/15/07....        14,111
    165,789   PL# 335995, 7.50%, 08/15/07....       170,918
     73,706   PL# 322072, 7.50%, 08/15/07....        75,987

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              GOVERNMENT NATIONAL MORTGAGE
              ASSOCIATION (CONTINUED)
$   336,159   PL# 323189, 7.50%, 08/15/07....  $    346,559
    224,612   PL# 328188, 7.50%, 08/15/07....       231,561
    401,419   PL# 328192, 7.50%, 08/15/07....       413,838
    100,370   PL# 328200, 7.50%, 08/15/07....       103,475
    386,356   PL# 329060, 7.50%, 08/15/07....       398,309
    379,433   PL# 332267, 7.50%, 08/15/07....       391,172
     67,009   PL# 333320, 7.50%, 09/15/07....        69,082
    355,111   PL# 333709, 7.50%, 09/15/07....       366,097
    343,728   PL# 332704, 7.50%, 09/15/07....       354,362
    344,146   PL# 297619, 7.50%, 09/15/07....       354,793
    173,457   PL# 369749, 6.50%, 09/15/08....       175,137
    265,685   PL# 345975, 6.50%, 10/15/08....       268,258
    684,080   PL# 374726, 6.50%, 10/15/08....       690,703
    256,731   PL# 345973, 6.50%, 11/15/08....       259,217
    123,224   PL# 363874, 6.50%, 11/15/08....       124,417
    495,935   PL# 370448, 6.50%, 11/15/08....       500,736
    613,623   PL# 371094, 6.50%, 11/15/08....       619,565
    317,853   PL# 366531, 6.50%, 11/15/08....       320,930
  9,081,737   REMIC, Series 97-2, 7.00%,
                06/20/19.....................     9,168,013
  4,883,446   PL# 2483, 7.00%, 09/20/27......     4,930,713
                                               ------------
              TOTAL GOVERNMENT NATIONAL
              MORTGAGE ASSOCIATION...........    20,386,775
                                               ------------
              US TREASURY INFLATION INDEX -- 7.48%
 10,000,000   3.625%, 07/15/02...............    10,038,001
                                               ------------
              HOUSING AND URBAN DEVELOPMENT -- 3.80%
  5,000,000   6.23%, 08/01/02................     5,099,415
                                               ------------
              TENNESSEE VALLEY AUTHORITY -- 1.93%
  2,500,000   6.375%, 06/15/05...............     2,595,520
                                               ------------
              US GOVERNMENT GUARANTEED BOND -- 3.75%
  5,000,000   6.12%, 04/01/08................     5,032,530
                                               ------------
              TOTAL US GOVERNMENT AGENCY
              SECURITIES (Cost
              $70,179,986)...................    71,365,254
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
              SECURITIES -- 5.41%
              FANNIE MAE -- 4.60%
    900,000   5.46%, 07/13/98................       898,362
    500,000   5.41%, 07/15/98................       498,948
    100,000   5.43%, 07/17/98................        99,759
    600,000   5.38%, 07/27/98................       597,669
    500,000   5.40%, 07/27/98................       498,050

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                 JUNE 30, 1998

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM US GOVERNMENT AGENCY SECURITIES
              (CONTINUED)
              FANNIE MAE (CONTINUED)
$   300,000   5.44%, 07/27/98................  $    298,821
    100,000   5.42%, 07/29/98................        99,578
    700,000   5.44%, 07/29/98................       697,038
  2,500,000   5.44%, 08/05/98................     2,486,778
                                               ------------
              TOTAL FANNIE MAE...............     6,175,003
                                               ------------
              FREDDIE MAC -- 0.81%
    100,000   5.39%, 07/07/98................        99,910
    200,000   5.40%, 07/14/98................       199,610
    300,000   5.40%, 07/31/98................       298,650
    300,000   5.44%, 07/31/98................       298,639
    100,000   5.43%, 07/20/98................        99,713
    100,000   5.42%, 07/23/98................        99,669
                                               ------------
              TOTAL FREDDIE MAC..............     1,096,191
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
              AGENCY SECURITIES
              (Cost $7,271,194)..............     7,271,194
                                               ------------

  SHARES
-----------
              REGULATED INVESTMENT COMPANY -- 1.34%
    700,000   Janus Money Market Fund(b).....       700,000
  1,100,000   Merrimac Cash Fund -- Premium
                Class(b).....................     1,100,000
                                               ------------
              TOTAL REGULATED INVESTMENT
              COMPANY (Cost $1,800,000)......     1,800,000
                                               ------------
 PRINCIPAL
-----------
              SHORT TERM CORPORATE NOTES -- 3.73%
 $5,000,000   Morgan Stanley Dean Witter,
                Floating Rate, 6.60%,
                07/07/98(b)
                (Cost $5,000,000)............     5,000,000
                                               ------------
              TIME DEPOSITS -- 2.67%
  1,555,162   BankBoston, N.A., 6.5800%,
                10/03/98(b)..................     1,555,162
    118,075   Bank of Montreal, 5.5938%,
                08/04/98(b)..................       118,075

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              TIME DEPOSITS (CONTINUED)
$   554,849   Bank of Montreal, 5.5800%,
                08/14/98(b)..................  $    554,849
    675,082   Toronto Dominion, 5.570%,
                07/20/98(b)..................       675,082
    675,082   Toronto Dominion, 5.580%,
                07/24/98(b)..................       675,082
                                               ------------
              TOTAL TIME DEPOSITS
              (Cost $3,578,250)..............     3,578,250
                                               ------------
              TOTAL SECURITIES
              (Cost $141,604,234)............   143,098,593
                                               ------------
              REPURCHASE AGREEMENTS -- 3.73%
  5,000,000   With Goldman Sachs & Company
                dated 06/30/98, 6.60%,
                repurchase proceeds at
                maturity $5,000,917
                (Collateralized by Hartford
                Life, 7.10%, due 06/15/07,
                with a value of $993,463 and
                Household Finance Co.,
                7.625%, due 01/15/03, with a
                value of $5,157,890)(b)
                (Cost $5,000,000)............     5,000,000
                                               ------------
              Total Investments -- 110.39%
              (Cost $146,604,234)............   148,098,593
              Other assets less
              liabilities -- (10.39)%........   (13,935,955)
                                               ------------
              NET ASSETS -- 100.00%..........  $134,162,638
                                               ============
The aggregate cost of securities for federal income tax
purposes at June 30, 1998, is $146,605,234.
The following amount is based on costs for federal income
tax purposes:

    Gross unrealized appreciation............  $1,520,565
    Gross unrealized depreciation............     (26,206)
                                               ----------
    Net unrealized appreciation..............  $1,494,359
                                               ==========

---------------
(a) All or part of this security is on loan.
(b) Collateral for securities on loan.

                       See notes to financial statements.

                      GOVERNMENT/CORPORATE BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1998
                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
              US TREASURY NOTES -- 21.26%
$ 5,000,000   5.625%, 12/31/02(a)..........    $  5,020,310
 41,000,000   5.50%, 01/31/03(a)...........      40,961,542
 16,000,000   5.50%, 03/31/03..............      15,990,000
 28,000,000   5.75%, 04/30/03..............      28,271,236
  7,000,000   6.375%, 08/15/27.............       7,689,060
                                               ------------
              TOTAL US TREASURY NOTES
              (Cost $97,565,437)...........      97,932,148
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 11.70%
              FEDERAL HOME LOAN BANK -- 1.17%
  5,000,000   6.64%, 12/13/16..............       5,400,040
                                               ------------
              FANNIE MAE -- 0.02%
    110,899   PL#250510, 7.00%, 12/01/25...         112,458
                                               ------------
              FREDDIE MAC -- 3.02%
  2,542,159   Series 1377, 6.63%,
                09/15/07...................       2,559,573
  5,000,000   Series 1666, Class E, 6.00%,
                12/15/19...................       4,997,840
  2,751,782   Series 31, Floating Rate,
                6.91%, 08/25/23............       2,760,920
  3,594,951   Series 1710, Floating Rate,
                6.91%, 02/15/24............       3,610,571
                                               ------------
              TOTAL FREDDIE MAC............      13,928,904
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
              ASSOCIATION -- 0.95%
    855,593   PL# 413611, 7.00%,
                01/15/26...................         868,965
    908,435   PL# 292340, 7.00%,
                02/15/26...................         922,633
    872,748   PL# 373637, 7.00%,
                03/15/26...................         886,389
    733,331   PL# 373622, 7.00%,
                03/15/26...................         744,793
    919,982   PL# 428420, 7.00%,
                04/15/26...................         934,361
                                               ------------
              TOTAL GOVERNMENT NATIONAL
              MORTGAGE ASSOCIATION.........       4,357,141
                                               ------------
              US TREASURY INFLATION INDEX -- 5.45%
 25,000,000   3.625%, 07/15/02.............      25,095,002
                                               ------------
              STUDENT LOAN MARKETING ASSOCIATION -- 1.09%
  5,000,000   Series 1996-2 A2, Floating
                Rate, 6.91%, 07/27/09......       5,007,250
                                               ------------
              TOTAL US GOVERNMENT AGENCY
              SECURITIES (Cost
              $52,662,635).................      53,900,795
                                               ------------

PRINCIPAL                                         VALUE
---------                                      ------------
              CORPORATE BONDS & NOTES -- 62.12%
              AEROSPACE -- 2.51%
$ 5,000,000   Boeing Company, 8.625%,
                11/15/31...................    $  6,451,295
  5,000,000   Lockheed Martin Corp., 6.85%,
                05/15/01...................       5,098,945
                                               ------------
              TOTAL AEROSPACE..............      11,550,240
                                               ------------
              AUTOMOTIVE PRODUCTS -- 7.21%
  4,000,000   BF Goodrich Company, 8.65%,
                04/15/25...................       4,988,823
  5,000,000   Ford Holdings, 9.30%,
                03/01/30...................       6,739,570
 10,000,000   Ford Motor Credit Company,
                6.125%, 04/28/03...........      10,017,520
  5,000,000   General Motors Corp., 6.75%,
                05/01/28...................       5,099,230
  5,000,000   General Motors Corp., 8.80%,
                03/01/21...................       6,360,120
                                               ------------
              TOTAL AUTOMOTIVE PRODUCTS....      33,205,263
                                               ------------
              BANKS -- 8.63%
  4,000,000   Bank of New York Company,
                6.50%, 12/01/03............       4,070,991
  5,000,000   BankAmerica Corp., 6.63%,
                05/30/01...................       5,090,965
 10,000,000   Bankers Trust Company of New
                York, 6.75%, 10/03/01......      10,187,120
  5,000,000   Midland Bank PLC, Floating
                Rate, 6.125%, 06/29/49.....       4,158,500
  5,000,000   Republic New York Corp.,
                7.00%, 03/22/11............       5,262,390
  5,000,000   Societe Generale, 7.85%,
                04/29/49...................       5,343,050
  5,000,000   Swiss Bank Corp., 7.75%,
                09/01/26...................       5,650,820
                                               ------------
              TOTAL BANKS..................      39,763,836
                                               ------------
              CONSUMER GOODS AND SERVICES -- 2.62%
  5,200,000   Proctor & Gamble, 9.36%,
                01/01/21...................       6,892,386
  5,000,000   RJR Nabisco, 8.75%,
                04/15/04...................       5,193,515
                                               ------------
              TOTAL CONSUMER GOODS AND
              SERVICES.....................      12,085,901
                                               ------------
              FINANCE -- 19.37%
  5,000,000   Abbey National PLC...........       5,021,295
 10,000,000   Associates Corp., 6.45%,
                09/15/00...................      10,087,976
  5,000,000   BT Institutional Capital
                Trust -- B, 7.75%,
                12/01/26...................       5,230,385

                       See notes to financial statements.

                      GOVERNMENT/CORPORATE BOND PORTFOLIO

                                 JUNE 30, 1998
                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
              CORPORATE BONDS & NOTES (CONTINUED)
$ 5,000,000   Capital Equipment Receivables
                Trust 96-1 Class B, 6.57%,
                03/15/01...................    $  5,025,650
  5,000,000   Cez Finance BV, 7.125%,
                07/15/07...................       4,910,477
  5,000,000   Chase Capital III Series C,
                Floating Rate, 6.363%,
                03/01/27...................       4,891,340
  7,040,000   Discover Card Master Trust,
                Series 1994-2 Class A,
                Floating Rate,
                6.0062%,10/16/04...........       7,097,446
  6,000,000   Dow Capital BV, 9.20%,
                06/01/10...................       7,333,598
  5,000,000   General Electric Capital
                Corp., 8.50%, 07/24/08.....       5,892,985
  5,000,000   General Motors Acceptance
                Corp., Putable Asset Trust,
                6.375%, 09/30/98...........       5,005,120
  5,000,000   General Motors Acceptance
                Corp., 8.40%, 10/15/99.....       5,148,045
  3,287,674   Structured Asset Securities
                Corp., Series 1996-CFL,
                Class A-1C, 5.944%,
                02/25/28...................       3,273,044
 10,000,000   World Financial Network
                Credit Card Master Trust,
                Series 96-A, Class A,
                6.70%,05/15/06.............      10,251,600
 10,000,000   Xexox Credit Corp., 6.78%,
                05/21/01...................      10,069,580
                                               ------------
              TOTAL FINANCE................      89,238,541
                                               ------------
              FOOD AND BEVERAGE -- 1.48%
  5,000,000   Seagrams (Joseph) & Sons,
                9.65%, 08/15/18............       6,801,900
                                               ------------
              FREIGHT -- 0.27%
  1,000,000   United Parcel Service,
                8.375%, 04/01/30...........       1,263,922
                                               ------------
              INDUSTRIAL -- 4.46%
  5,000,000   Celulosa Arauco Y
                Constitucion, 6.75%,
                12/15/03...................       5,013,210
  5,000,000   ICI Wilmington Inc., 6.75%,
                09/15/02...................       5,119,210
 10,000,000   ICI Wilmington Inc., 6.95%,
                09/15/04...................      10,406,670
                                               ------------
              TOTAL INDUSTRIAL.............      20,539,090
                                               ------------

PRINCIPAL                                         VALUE
---------                                      ------------
              CORPORATE BONDS & NOTES (CONTINUED)
              INSURANCE -- 2.38%
$ 5,000,000   Aetna Services, 7.625%,
                08/15/26...................    $  5,396,090
  5,000,000   Prudential Insurance Company,
                8.10%, 07/15/15............       5,584,675
                                               ------------
              TOTAL INSURANCE..............      10,980,765
                                               ------------
              OIL AND GAS -- 2.60%
  5,000,000   Occidental Petroleum Corp.,
                10.125%, 09/15/09..........       6,414,805
  4,000,000   Texaco Capital Inc., 9.75%,
                03/15/20...................       5,551,267
                                               ------------
              TOTAL OIL AND GAS............      11,966,072
                                               ------------
              PAPER AND FOREST PRODUCTS -- 1.87%
  8,000,000   Westvaco, 10.125%,
                06/01/19...................       8,602,872
                                               ------------
              TELECOMMUNICATIONS -- 1.15%
  5,000,000   GTE South Inc., 7.50%,
                03/15/26...................       5,304,465
                                               ------------
              TOBACCO -- 1.09%
  5,000,000   Universal Corp., 6.50%,
                02/15/06...................       5,015,115
                                               ------------
              UTILITIES -- 6.49%
 10,000,000   Commonwealth Edison Company,
                8.125%, 01/15/07...........      10,220,640
  5,000,000   Commonwealth Edison Company,
                8.50%, 07/15/22............       5,442,365
  5,000,000   Korea Electric Power Corp.,
                7.00%, 02/01/27............       4,230,970
  5,000,000   Long Island Lighting Company,
                9.625%, 07/01/24...........       5,000,000
  5,000,000   Philadelphia Electric
                Company, 5.375%,
                08/15/98...................       4,996,100
                                               ------------
              TOTAL UTILITIES..............      29,890,075
                                               ------------
              TOTAL CORPORATE BONDS & NOTES
              (Cost $273,137,255)..........     286,208,057
                                               ------------
              COMMERCIAL PAPER -- 2.57%
    400,000   American Express Company,
                5.52%, 07/28/98............         398,345
    200,000   American Express Credit
                Company, 5.52%, 07/27/98...         199,203
    750,000   Bell Atlantic Network Fund,
                5.50%, 07/08/98............         749,198
  3,000,000   CIT Group Holdings, 5.53%,
                07/27/98...................       2,988,018
    350,000   General Electric Capital,
                5.51%, 07/14/98............         349,304

                       See notes to financial statements.

                      GOVERNMENT/CORPORATE BOND PORTFOLIO

                                 JUNE 30, 1998
                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
              COMMERCIAL PAPER (CONTINUED)
$ 1,600,000   General Electric Capital
                Corp., 5.53%, 07/29/98.....    $  1,593,118
    700,000   Houston Industries, 5.72%,
                07/06/98...................         699,443
  1,100,000   Merrill Lynch & Company,
                Inc., 5.54%, 07/31/98......       1,094,921
  2,100,000   Merrill Lynch & Company,
                Inc., 5.53%, 07/31/98......       2,100,000
    163,000   Metlife Funding, Inc., 5.53%,
                07/01/98...................         162,473
  1,500,000   Paccar Financial Group,
                5.55%, 07/06/98............       1,498,844
                                               ------------
              TOTAL COMMERCIAL PAPER
              (Cost $11,832,867)...........      11,832,867
                                               ------------
              SHORT TERM CORPORATE NOTE -- 0.39%
  1,814,000   Capital One Funding Corp.,
                5.63%, 04/02/98 (Cost
                $1,814,000)................       1,814,000
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
              SECURITIES -- 0.18%
              FANNIE MAE
    100,000   5.46%, 07/13/98..............          99,818
    100,000   5.44%, 07/22/98..............          99,683
                                               ------------
              TOTAL FANNIE MAE.............         199,501
                                               ------------
              FREDDIE MAC
    640,000   5.43%, 08/24/98..............         634,787
                                               ------------
              TOTAL SHORT TERM US
              GOVERNMENT AGENCY SECURITIES
              (Cost $834,288)..............         834,288
                                               ------------
              TIME DEPOSITS -- 1.78%
    272,921   BankBoston, N.A., 6.58%,
                10/03/98(b)................         272,921
  1,557,120   Bank of Montreal, 5.59%,
                08/04/98(b)................       1,557,120
    213,537   Bank of Montreal, 5.58%,
                08/14/98(b)................         213,537
  5,144,063   Toronto Dominion, 5.57%,
                07/20/98(b)................       5,144,063
  1,018,609   Toronto Dominion, 5.58%,
                07/24/98(b)................       1,018,609
                                               ------------
              TOTAL TIME DEPOSITS
              (Cost $8,206,250)............       8,206,250
                                               ------------

PRINCIPAL                                         VALUE
---------                                      ------------
              SHORT TERM CORPORATE NOTES -- 5.97%
$15,000,000   Morgan Stanley Dean Witter,
                6.60%, 07/07/98(b).........    $ 15,000,000
  2,500,000   Prudential Securities, Inc.,
                6.70%, 09/16/98(b).........       2,500,000
 10,000,000   JP Morgan Securities, Inc.,
                6.605%, 01/15/99(b)........      10,000,000
                                               ------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $27,500,000).....      27,500,000
                                               ------------
  SHARES
-----------
              REGULATED INVESTMENT COMPANIES -- 0.61%
  2,000,000   Merrimac Cash Fund -- Premium
                Class(b)...................       2,000,000
    800,000   Janus Money Market Fund(b)...         800,000
                                               ------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost
              $2,800,000)..................       2,800,000
                                               ------------
              Total Investments -- 106.58%
              (Cost $476,352,732)..........     491,028,405
              Other assets less
              liabilities -- (6.58)%.......    (30,327,226)
                                               ------------
              NET ASSETS -- 100.00%........    $460,701,179
                                               ============

The aggregate cost of securities for federal income tax purposes at
June 30, 1998, is $476,352,732.
The following amount is based on costs for federal income tax purposes:

    Gross unrealized appreciation..........     $15,793,580
    Gross unrealized depreciation..........      (1,117,907)
                                               ------------
    Net unrealized appreciation............     $14,675,673
                                               ============

---------------
(a) All or part of this security is on loan.

(b) Collateral for securities on loan.

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30 ,1998
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK -- 59.91%
              AEROSPACE -- 2.04%
     74,900   Goodrich BF Company...........  $   3,716,912
     57,600   Northrop Grumman Corp. .......      5,940,000
                                              -------------
              TOTAL AEROSPACE...............      9,656,912
                                              -------------
              AUTOMOBILES -- 1.77%
    125,300   General Motors Corp. .........      8,371,606
                                              -------------
              BANKS -- 5.72%
     55,400   Bankers Trust Corp. ..........      6,429,863
     66,650   Citicorp......................      9,947,513
    139,400   NationsBank Corp. ............     10,664,100
                                              -------------
              TOTAL BANKS...................     27,041,476
                                              -------------
              CHEMICALS -- 3.00%
     59,650   Akzo N.V. (ADR)...............      6,613,694
    101,350   Du Pont (E.I.) De Nemours.....      7,563,244
                                              -------------
              TOTAL CHEMICALS...............     14,176,938
                                              -------------
              COMPUTERS AND OFFICE EQUIPMENT -- 2.31%
     70,050   International Business
                Machines Corp. .............      8,042,616
     88,200   NCR Corp.(c)..................      2,866,500
                                              -------------
              TOTAL COMPUTERS AND OFFICE
              EQUIPMENT.....................     10,909,116
                                              -------------
              COMPUTER SOFTWARE AND SERVICES -- 1.09%
    154,600   First Data Corp. .............      5,150,112
                                              -------------
              DEFENSE -- 1.72%
    141,107   Raytheon Company, Class A.....      8,131,291
                                              -------------
              ELECTRONICS -- 0.30%
     30,700   Circuit City Stores...........      1,439,062
                                              -------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 1.78%
    170,200   USA Waste Services,
                Inc.(a)(c)..................      8,403,625
                                              -------------
              FINANCE -- 1.33%
    126,650   Household International,
                Inc. .......................      6,300,837
                                              -------------
              FOOD AND BEVERAGE -- 1.47%
    170,200   Seagrams Company, Ltd. .......      6,967,562
                                              -------------
              INSURANCE -- 1.39%
     95,550   Cigna Corp. ..................      6,592,950
                                              -------------
              LEISURE AND RECREATION --2.20%
    270,500   Host Marriott Corp.(c)........      4,818,281
    115,700   Starwood Hotels & Resorts.....      5,589,756
                                              -------------
              TOTAL LEISURE AND
                RECREATION..................     10,408,037
                                              -------------

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              MACHINERY -- 0.98%
     96,250   Case Corp. ...................  $   4,644,063
                                              -------------
              MANUFACTURING -- 4.37%
    125,827   Hasbro, Inc. .................      4,946,574
    115,050   Philips Electronics N.V.
                (ADR)(a)....................      9,779,250
    105,950   Reynolds Metals Company.......      5,926,578
                                              -------------
              TOTAL MANUFACTURING...........     20,652,402
                                              -------------
              MEDIA -- 4.23%
    175,600   Dun & Bradstreet Corp. .......      6,343,550
    482,800   News Corp., Ltd. (ADR)(a).....     13,639,100
                                              -------------
              TOTAL MEDIA...................     19,982,650
                                              -------------
              MEDICAL AND OTHER HEALTH SERVICES -- 5.74%
    204,550   American Home Products
                Corp. ......................     10,585,463
    113,250   Baxter International, Inc. ...      6,094,266
     92,900   Humana, Inc.(c)...............      2,897,319
     52,600   St. Jude Medical, Inc.(c).....      1,936,337
    178,900   Tenet Healthcare Corp.(c).....      5,590,625
                                              -------------
              TOTAL MEDICAL AND OTHER HEALTH
              SERVICES......................     27,104,010
                                              -------------
              OIL AND GAS -- 3.76%
    106,700   Elf Aquitaine (ADR)...........      7,575,700
     84,350   Schlumberger, Ltd.(a).........      5,762,159
    124,300   Unocal Corp. .................      4,443,725
                                              -------------
              TOTAL OIL AND GAS.............     17,781,584
                                              -------------
              PAPER AND FOREST PRODUCTS -- 1.95%
    133,200   Fort James Corp. .............      5,927,400
    118,800   UPM-Kymmene Corp. (ADR)(c)....      3,269,614
                                              -------------
              TOTAL PAPER AND FOREST
                PRODUCTS....................      9,197,014
                                              -------------
              PHARMACEUTICALS -- 2.99%
    209,400   Hoechst AG (ADR)..............     10,391,475
    123,792   IMC Global, Inc. .............      3,729,234
                                              -------------
              TOTAL PHARMACEUTICALS.........     14,120,709
                                              -------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30 ,1998
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              RETAIL -- 1.82%
     55,900   Consolidated Stores
                Corp.(c)....................  $   2,026,375
    121,800   Federated Department Stores,
                Inc.(c).....................      6,554,362
                                              -------------
              TOTAL RETAIL..................      8,580,737
                                              -------------
              TELECOMMUNICATIONS -- 1.26%
     46,950   AT & T Corp. .................      2,682,019
     71,200   Bell Atlantic Corp. ..........      3,248,500
                                              -------------
              TOTAL TELECOMMUNICATIONS......      5,930,519
                                              -------------
              TOBACCO -- 1.90%
    228,200   Phillip Morris Companies,
                Inc. .......................      8,985,375
                                              -------------
              TRANSPORTATION -- 4.79%
     68,900   AMR Corp.(c)..................      5,735,925
     90,000   Burlington Northern Santa
                Fe..........................      8,836,875
    283,700   Canadian Pacific..............      8,049,987
                                              -------------
              TOTAL TRANSPORTATION..........     22,622,787
                                              -------------
              TOTAL COMMON STOCK (Cost
              $252,917,217).................    283,151,374
                                              -------------

 PRINCIPAL
-----------
              US GOVERNMENT SECURITIES -- 39.94%
              US TREASURY BONDS -- 8.99%
$11,975,000   7.25%, 05/15/16...............     14,033,203
 25,350,000   7.88%, 11/15/04...............     28,471,219
                                              -------------
              TOTAL US TREASURY BONDS.......     42,504,422
                                              -------------
              US TREASURY NOTES -- 30.95%
 10,650,000   8.50%, 02/15/00...............     11,132,573
 29,480,000   7.50%, 05/15/02(a)............     31,460,673
 28,625,000   5.75%, 08/15/03(a)............     28,929,141
 27,550,000   6.50%, 05/15/05...............     29,082,469
 41,810,000   7.00%, 07/15/06...............     45,677,425
                                              -------------
              TOTAL US TREASURY NOTES.......    146,282,281
                                              -------------
              TOTAL US GOVERNMENT SECURITIES
              (Cost $181,646,057)...........    188,786,703
                                              -------------
              COMMERCIAL PAPER -- 2.12%
 10,000,000   Lehman Brothers, Floating
                Rate, 5.68%, 01/22/99(b)
                (Cost $10,000,000)..........     10,000,000
                                              -------------
  SHARES
-----------
              REGULATED INVESTMENT COMPANIES -- 4.70%
  3,400,000   Janus Money Market Fund(b)....      3,400,000

  SHARES                                          VALUE
  ------                                      -------------
              REGULATED INVESTMENT COMPANIES (CONTINUED)
 18,811,533   Merrimac Cash Fund -- Premium
                Class(b)....................  $  18,811,533
                                              -------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost
              $22,211,533)..................     22,211,533
                                              -------------

 PRINCIPAL
-----------

              TIME DEPOSITS -- 6.59%
$ 5,072,739   BankBoston, N.A., 6.58%,
                10/03/98(b).................      5,072,739
  5,589,888   Bank of Montreal, 5.59%,
                08/04/98(b).................      5,589,888
  6,739,177   Bank of Montreal, 5.58%,
                08/14/98(b).................      6,739,177
  5,015,171   Toronto Dominion, 5.58%,
                07/24/98(b).................      5,015,171
  8,719,352   Toronto Dominion, 5.57%,
                07/20/98(b).................      8,719,352
                                              -------------
              TOTAL TIME DEPOSITS
              (Cost $31,136,327)............     31,136,327
                                              -------------
              SHORT TERM CORPORATE NOTES -- 14.39%
 15,000,000   Bear Stearns and Company,
                6.63%, 07/06/98(b)..........     15,000,000
 25,000,000   JP Morgan Securities, Inc.,
                6.61%, 01/15/99(b)..........     25,000,000
  5,000,000   Morgan Stanley Dean Witter,
                6.60%, 07/07/98(b)..........      5,000,000
 18,000,000   Prudential Securities, Inc.,
                6.70%, 09/16/98(b)..........     18,000,000
  5,000,000   Republic New York Securities
                Corp., 6.65%, 01/12/99(b)...      5,000,000
                                              -------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $68,000,000)......     68,000,000
                                              -------------
              TOTAL SECURITIES
              (Cost $565,911,134)...........    603,285,937
                                              -------------
              REPURCHASE AGREEMENTS -- 11.25%
 25,000,000   With Goldman Sachs Corporate
                dated 06/30/98, 6.60%,
                repurchase proceeds at
                maturity $25,004,583,
                07/01/98, (Collateralized by
                Allstate Corp., 6.75%, due
                05/15/18, with a value of
                $977,083, J. Seagram & Sons,
                9.00%, due 08/15/21, with a
                value of $16,301,017, Socgen
                Real Estate, LLC, 7.64%, due
                09/03/49, with a value of
                $9,103,416)(b)..............     25,000,000

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30 ,1998
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              REPURCHASE AGREEMENTS (CONTINUED)
$28,160,000   With Morgan Stanley Dean
                Witter dated 06/30/98,
                6.60%, repurchase proceeds
                at maturity $28,165,163,
                07/01/98, (Collateralized by
                Cargill, Inc., 7.50%, due
                09/01/26, with a value of
                $4,167,721, Comerica Bank,
                7.88%, due 09/15/26, with a
                value of $626,020, US
                BanCorp, 8.00%, due
                07/02/04, with a value of
                $2,555,561, Hydro-Quebec,
                8.40%, due 01/15/22, with a
                value of $2,655,182, First
                Union Corp., 7.88%, due
                07/15/02, with a value of
                $2,490,488, Morgan Stanley
                Dean Witter, Convertible
                2.00%, due 03/29/02, with a
                value of $1,236,518, Morgan
                Stanley Dean Witter, 8.33%,
                due 01/15/07, with a value
                of $3,718,207, Philip
                Morris, 7.13%, due 08/15/02,
                with a value of $1,566,507,
                Quebec Province, 7.50%, due
                07/15/02, with a value of
                $6,234,703, Socgen Real
                Estate, LLC, 7.64%, due
                12/29/49, with a value of
                $4,567,091)(b)..............  $  28,160,000
                                              -------------
              TOTAL REPURCHASE AGREEMENTS
              (Cost $53,160,000)............     53,160,000
                                              -------------
              Total Investments -- 138.90%
              (Cost $619,071,134)...........    656,445,937
              Other assets less
              liabilities -- (38.90)%.......   (183,829,338)
                                              -------------
              NET ASSETS -- 100.00%.........  $ 472,616,599
                                              =============

The aggregate cost of securities for federal income tax purposes at June 30, 1998, is $619,071,134.

    Gross unrealized appreciation...    $42,390,674
    Gross unrealized depreciation...     (5,015,871)
    Net unrealized appreciation...      $37,374,803
                                        ============

---------------
(a) All or part of this security is on loan.
(b) Collateral for securities on loan.
(c) Non-income producing security.
(ADR) -- American Depository Receipt

                       See notes to financial statements.

                            EQUITY INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1998
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
             COMMON STOCK -- 92.23%
             AEROSPACE -- 2.83%
    70,000   Northrop Grumman Corp. .......  $    7,218,750
   220,000   Textron, Inc. ................      15,771,250
   160,000   United Technologies ..........      14,800,000
                                             --------------
             TOTAL AEROSPACE...............      37,790,000
                                             --------------
             AUTOMOBILES -- 2.55%
   340,000   Ford Motor Company............      20,060,000
   210,000   General Motors Corp. .........      14,030,625
                                             --------------
             TOTAL AUTOMOBILES.............      34,090,625
                                             --------------
             BANKS -- 10.76%
   220,000   Bank of New York(c) ..........      13,351,250
   150,000   BankAmerica Corp. ............      12,965,625
   300,000   BankBoston Corp. .............      16,687,500
    90,000   Bankers Trust New York
               Corp. ......................      10,445,625
   190,000   Chase Manhattan Corp. ........      14,345,000
   210,000   First Union Corp. ............      12,232,500
   140,000   Fleet Financial Group,
               Inc. .......................      11,690,000
   200,000   H. F. Ahmanson & Company......      14,200,000
   200,000   Mellon Bank Corp. ............      13,925,000
   170,000   NationsBank Corp. ............      13,005,000
    30,000   Wells Fargo & Company.........      11,070,000
                                             --------------
             TOTAL BANKS...................     143,917,500
                                             --------------
             CHEMICALS -- 2.87%
   270,000   Du Pont (E.I.) de Nemours.....      20,148,750
   250,000   Olin Corp. ...................      10,421,875
    75,000   Rohm & Haas Company...........       7,795,313
                                             --------------
             TOTAL CHEMICALS...............      38,365,938
                                             --------------
             COMPUTERS AND OFFICE EQUIPMENT -- 5.02%
   250,000   General Signal................       9,000,000
   300,000   Harris Corp., Inc. ...........      13,406,250
   400,000   Pitney Bowes, Inc. ...........      19,250,000
   250,000   Xerox Corp. ..................      25,406,250
                                             --------------
             TOTAL COMPUTERS AND OFFICE
             EQUIPMENT.....................      67,062,500
                                             --------------
             CONSUMER GOODS AND SERVICES -- 8.10%
   250,000   Avon Products, Inc. ..........      19,375,000
   150,000   Colgate-Palmolive Company.....      13,200,000
   300,000   Dana Corp.(a).................      16,050,000
    70,000   Eastman Kodak Company(a)......       5,114,375
   190,000   Fortune Brands, Inc. .........       7,303,125
   520,000   General Electric Company......      47,320,000
                                             --------------
             TOTAL CONSUMER GOODS AND
             SERVICES......................     108,362,500
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
             COMMON STOCK (CONTINUED)
             ELECTRONICS -- 4.74%
   370,000   AMP, Inc. ....................  $   12,718,750
   150,000   Eaton Corp. ..................      11,662,500
   380,000   Edison International..........      11,233,750
   280,000   Emerson Electric..............      16,905,000
   220,000   Thomas & Betts Corp. .........      10,835,000
                                             --------------
             TOTAL ELECTRONICS.............      63,355,000
                                             --------------
             FINANCE -- 2.87%
   250,000   Fannie Mae....................      15,187,500
    90,000   J.P. Morgan & Company.........      10,541,250
   290,000   Washington Mutual, Inc. ......      12,596,875
                                             --------------
             TOTAL FINANCE.................      38,325,625
                                             --------------
             INDUSTRIAL -- 1.28%
   140,000   Carpenter Technology..........       7,035,000
   220,000   Harsco Corp. .................      10,078,750
                                             --------------
             TOTAL INDUSTRIAL..............      17,113,750
                                             --------------
             INSURANCE -- 3.77%
   270,000   CIGNA Corp. ..................      18,630,000
   200,000   Lincoln National Corp. .......      18,275,000
   320,000   St. Paul Companies............      13,460,000
                                             --------------
             TOTAL INSURANCE...............      50,365,000
                                             --------------
             MACHINERY -- 1.69%
   200,000   Caterpiller Inc.(a)...........      10,575,000
   220,000   Cooper Industries, Inc. ......      12,086,250
                                             --------------
             TOTAL MACHINERY...............      22,661,250
                                             --------------
             MANUFACTURING -- 0.74%
   120,000   Minnesota Mining &
               Manufacturing...............       9,862,500
                                             --------------
             MEDICAL AND OTHER HEALTH SERVICES -- 0.89%
   220,000   Baxter International, Inc. ...      11,838,750
                                             --------------
             METALS AND MINING -- 1.29%
   120,000   Reynolds Metals Company.......       6,712,500
   340,000   Timken Company................      10,476,250
                                             --------------
             TOTAL METALS AND MINING.......      17,188,750
                                             --------------

                       See notes to financial statements.

                            EQUITY INCOME PORTFOLIO

                                 JUNE 30, 1998
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
             COMMON STOCK (CONTINUED)
             OIL AND GAS -- 12.62%
   160,000   Amoco Corp. ..................  $    6,660,000
   100,000   Atlantic Richfield Company....       7,812,500
    95,000   British Petroleum PLC (ADR)...       8,383,750
   130,000   Chevron Corp. ................      10,798,125
   200,000   CMS Energy Corp. .............       8,800,000
   200,000   Consolidated Natural Gas......      11,775,000
   350,000   Dresser Industries, Inc. .....      15,421,875
   400,000   El Paso Natural Gas Company...      15,300,000
   180,000   Exxon Corp. ..................      12,836,250
   180,000   Mobil Corp. ..................      13,792,500
   360,000   Questar Corp. ................       7,065,000
   190,000   Royal Dutch Petroleum(a)......      10,414,375
   120,000   Texaco, Inc. .................       7,162,500
   260,000   USX-Marathon Group............       8,921,250
   700,000   Williams Companies, Inc. .....      23,625,000
                                             --------------
             TOTAL OIL AND GAS.............     168,768,125
                                             --------------
             PAPER AND FOREST PRODUCTS -- 2.68%
   140,000   Georgia-Pacific Group.........       8,251,250
   220,000   International Paper Company...       9,460,000
   180,000   Union Camp Corp. .............       8,932,500
   200,000   Weyerhaeuser Company..........       9,237,500
                                             --------------
             TOTAL PAPER AND FOREST
             PRODUCTS......................      35,881,250
                                             --------------
             PHARMACEUTICALS -- 7.15%
   430,000   American Home Products
               Corp. ......................      22,252,500
   170,000   Bristol-Myers Squibb
               Company.....................      19,539,375
   130,000   Eli Lilly & Company...........       8,588,125
    70,000   Merck & Company, Inc. ........       9,362,500
    80,000   Schering-Plough Corp. ........       7,330,000
   230,000   SmithKline Beecham PLC
               (ADR).......................      13,915,000
   210,000   Warner-Lambert Company........      14,568,750
                                             --------------
             TOTAL PHARMACEUTICALS.........      95,556,250
                                             --------------
             PUBLISHING -- 1.34%
   220,000   McGraw-Hill Companies,
               Inc. .......................      17,943,750
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
             COMMON STOCK (CONTINUED)
             REAL ESTATE INVESTMENT TRUSTS -- 3.64%
   110,000   Avalon Bay Apartment
               Communities.................  $    4,180,000
   160,000   Crescent Real Estate Equity
               Company.....................       5,380,000
   100,000   Developers Diversified Realty
               Corp. ......................       3,918,750
   220,000   Equity Office Properties......       6,242,500
   100,000   Equity Residential
               Properties..................       4,743,750
   115,000   FelCor Suite Hotels,
               Inc.(c).....................       3,608,125
   200,000   Health Care Property
               Investment, Inc. ...........       7,212,500
   125,000   Irvine Apartment
               Communities.................       3,617,187
   142,000   Public Storage, Inc. .........       3,976,000
   120,000   Starwood Hotels &
               Resorts(c)..................       5,797,500
                                             --------------
             TOTAL REAL ESTATE INVESTMENT
             TRUSTS........................      48,676,312
                                             --------------
             RETAIL -- 2.12%
   190,000   J.C. Penney Company, Inc. ....      13,739,375
   240,000   Sears Roebuck.................      14,655,000
                                             --------------
             TOTAL RETAIL..................      28,394,375
                                             --------------
             TELECOMMUNICATIONS -- 8.43%
   300,000   Ameritech Corp. ..............      13,462,500
   220,000   AT & T Corp. .................      12,567,500
   280,000   Bell Atlantic Corp. ..........      12,775,000
   190,000   Bellsouth Corp. ..............      12,753,750
   310,000   Frontier Corp. ...............       9,765,000
   240,000   GTE Corp. ....................      13,350,000
   330,000   SBC Communications, Inc. .....      13,200,000
   200,000   Sprint Corp. .................      14,100,000
   230,000   US West, Inc.(c)..............      10,810,000
                                             --------------
             TOTAL TELECOMMUNICATIONS......     112,783,750
                                             --------------
             TOBACCO -- 0.74%
   250,000   Philip Morris Companies,
               Inc. .......................       9,843,750
                                             --------------
             UTILITIES: ELECTRIC -- 4.11%
   190,000   American Electric Power,
               Inc. .......................       8,621,250
   200,000   Duke Energy Corp. ............      11,850,000
   200,000   Carolina Power & Light........       8,675,000
   280,000   Enron Corp. ..................      15,137,500
   170,000   FPL Group, Inc. ..............      10,710,000
                                             --------------
             TOTAL UTILITIES: ELECTRIC.....      54,993,750
                                             --------------
             TOTAL COMMON STOCK
             (Cost $833,420,496)...........   1,233,141,000
                                             --------------

                       See notes to financial statements.

                            EQUITY INCOME PORTFOLIO

                                 JUNE 30, 1998
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
             PREFERRED STOCK -- 0.53%
    95,000   Aetna Inc, 6.25%, (Cost
               $8,159,640)(a)..............  $    7,136,875
                                             --------------
             REGULATED INVESTMENT COMPANY -- 0.11%
   600,000   Janus Money Market Fund(b)....         600,000
   900,000   Merrimac Cash Fund -- Premium
               Class(b)....................         900,000
                                             --------------
             TOTAL REGULATED INVESTMENT
             COMPANY (Cost $1,500,000).....       1,500,000
                                             --------------

PRINCIPAL
----------
             COMMERCIAL PAPER -- 7.13%
$5,100,000   Abbott Laboratories, 5.54%,
               07/28/98....................       5,078,809
 3,400,000   American Crystal Sugar
               Company, 5.78, 07/22/98.....       3,388,536
   300,000   American Express Credit
               Company, 5.52, 07/27/98.....         298,804
 5,000,000   American Express Credit
               Company, 5.51, 08/14/98.....       4,966,328
 3,000,000   Avco Financial Services, Inc.,
               5.56%, 08/24/98.............       2,974,980
 1,000,000   Avco Financial Services, Inc.,
               5.55%, 10/15/98.............         983,658
   700,000   CIT Group Holdings, 5.53%,
               07/27/98....................         697,204
 2,700,000   Chevron Oil Finance Company,
               5.50%, 07/27/98.............       2,689,275
 1,500,000   Enterprise Funding Corp.,
               5.52%, 07/10/98.............       1,497,930
 4,500,000   Enterprise Funding Corp.,
               5.53%, 07/15/98.............       4,490,323
 8,000,000   Enterprise Funding Corp.,
               5.51%, 08/04/98.............       7,958,369
 3,950,000   General Electric Capital,
               5.51%, 07/14/98.............       3,942,141
 6,400,000   General Electric Capital,
               5.53%, 08/27/98.............       6,343,963
   850,000   General Electric Capital Corp,
               5.52%, 07/08/98.............         849,088
   200,000   General Motors Acceptance,
               5.52%, 07/10/98.............         199,724
 3,700,000   General Motors Acceptance,
               5.52%, 07/27/98.............       3,685,249
 3,800,000   Houston Industries, 5.72%,
               07/06/98....................       3,796,981
 4,100,000   Lehman Brothers, Inc., 5.59%,
               07/17/98....................       4,089,814
 4,000,000   Merrill Lynch and Company,
               Inc., 5.56%, 07/30/98.......       3,982,084
 4,800,000   Merrill Lynch and Company,
               Inc., 5.54%, 07/31/98.......       4,777,840

PRINCIPAL                                        VALUE
---------                                    --------------
             COMMERCIAL PAPER (CONTINUED)
$2,300,000   Metlife Funding, Inc., 5.54%,
               07/22/98....................  $    2,292,567
 1,800,000   Panasonic Finance, 5.51%,
               07/14/98....................       1,796,419
 4,600,000   Prudential Funding Corp.,
               5.52%, 07/23/98.............       4,584,483
 7,500,000   Sears Roebuck Acceptance,
               5.52%, 07/17/98.............       7,481,600
10,000,000   Sears Roebuck and Company,
               5.52%, 07/24/98.............       9,964,733
   600,000   Transamerica Finance Corp.,
               5.51%, 07/10/98.............         599,173
 2,000,000   Union Bancal Corp., 5.51%,
               08/25/98....................       1,983,164
                                             --------------
             TOTAL COMMERCIAL PAPER (Cost
             $95,393,239)..................      95,393,239
                                             --------------
             TIME DEPOSITS -- 1.39%
10,034,018   BankBoston, N.A., 6.58%,
               10/03/98(b).................      10,034,018
 4,143,138   Bank of Montreal, 5.594%,
               08/04/98(b).................       4,143,138
 2,008,679   Bank of Montreal, 5.80%,
               08/14/98(b).................       2,008,679
 2,161,296   Toronto Dominion, 5.57%,
               07/20/98(b).................       2,161,296
   227,765   Toronto Dominion, 5.58%,
               07/24/98(b).................         227,765
                                             --------------
             TOTAL TIME DEPOSITS (Cost
             $18,574,896)..................      18,574,896
                                             --------------
             SHORT TERM CORPORATE NOTES -- 2.69%
10,000,000   Bear Stearns and Company Inc.,
               Floating Rate, 6.63%,
               07/06/98(b).................      10,000,000
15,000,000   JP Morgan Securities, Inc.,
               Floating Rate, 6.605%,
               01/15/99(b).................      15,000,000
11,000,000   Prudential Securities, Inc.,
               Floating Rate, 6.70%,
               09/16/98(b).................      11,000,000
                                             --------------
             TOTAL SHORT TERM CORPORATE
             NOTES (Cost $36,000,000)......      36,000,000
                                             --------------
             SHORT TERM US GOVERNMENT AGENCY
             SECURITIES -- 0.11%
             FANNIE MAE -- 0.02%
   300,000   5.47%, 07/22/98...............         299,043
                                             --------------
             FREDDIE MAC -- 0.09%
   700,000   5.42%, 07/02/98...............         699,895
   200,000   5.40%, 07/14/98...............         199,610

                       See notes to financial statements.

                            EQUITY INCOME PORTFOLIO

                                 JUNE 30, 1998
                                  (UNAUDITED)

PRINCIPAL                                        VALUE
---------                                    --------------
             FREDDIE MAC (CONTINUED)
$  300,000   5.43%, 07/20/98...............  $      299,140
                                             --------------
             TOTAL FREDDIE MAC.............       1,198,645
                                             --------------
             TOTAL SHORT TERM US GOVERNMENT
             AGENCY SECURITIES (Cost
             $1,497,688)...................       1,497,688
                                             --------------
             Total Investments -- 104.19%
             (Cost $994,545,959)...........   1,393,243,698
             Other assets less
             liabilities -- (4.19)%........     (56,012,479)
                                             --------------
             NET ASSETS -- 100.00%.........  $1,337,231,219
                                             ==============

The aggregate cost of securities for federal income tax purposes at
June 30, 1998, is $994,545,959.
The following amount is based on costs for federal income tax purposes:

    Gross unrealized appreciation..........  $413,650,985
    Gross unrealized depreciation..........   (14,953,246)
                                             ------------
    Net unrealized appreciation............  $398,697,739
                                             ============

---------------
(a) All or part of this security is on loan.
(b) Collateral for securities on loan.
(c) Non-income producing security.
(ADR) -- American Depository Receipts

                       See notes to financial statements.

                             EQUITY VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1998
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                      ------------
            COMMON STOCK -- 97.07%
            AEROSPACE -- 1.64%
    62,100  Lockheed Martin Corp. ..........  $  6,574,837
                                              ------------
            BANKS -- 5.26%
    88,000  Bank One Corp. .................     4,911,500
    65,100  Chase Manhattan Corp. ..........     4,915,050
    99,000  First Union Corp. ..............     5,766,750
    72,200  NationsBank Corp.(c)............     5,523,300
                                              ------------
            TOTAL BANKS.....................    21,116,600
                                              ------------
            CHEMICALS -- 3.55%
    10,800  Air Products & Chemicals........       432,000
    42,100  Hercules, Inc. .................     1,731,362
    63,200  PPG Industries, Inc. ...........     4,396,350
   164,100  Praxair, Inc. ..................     7,681,931
                                              ------------
            TOTAL CHEMICALS.................    14,241,643
                                              ------------
            COMPUTERS AND OFFICE EQUIPMENT -- 5.45%
    81,900  International Business
              Machines......................     9,403,143
   242,300  Seagate Technology, Inc.(c).....     5,769,768
   154,600  Sun Microsystems, Inc.(c).......     6,715,437
                                              ------------
            TOTAL COMPUTERS AND OFFICE
            EQUIPMENT.......................    21,888,348
                                              ------------
            CONSUMER GOODS AND SERVICES -- 2.29%
    69,200  Dana Corp.......................     5,997,350
   112,100  Kimberly-Clark Corp.............     3,174,550
                                              ------------
            TOTAL CONSUMER GOODS AND
            SERVICES........................     9,171,900
                                              ------------
            DEFENSE -- 1.89%
    65,100  Raytheon Company -- Class A.....     3,751,387
    64,900  Raytheon Company -- Class
              B(a)..........................     3,837,212
                                              ------------
            TOTAL DEFENSE...................     7,588,599
                                              ------------
            ELECTRIC -- INTEGRATED -- 0.57%
    56,200  Dominion Resources Inc. ........     2,290,150
                                              ------------
            ELECTRONICS -- 3.03%
   143,500  AMP, Inc. ......................     4,932,812
   120,000  Emerson Electric................     7,245,000
                                              ------------
            TOTAL ELECTRONICS...............    12,177,812
                                              ------------
            FINANCE -- 1.85%
    50,300  American General Corp. .........     3,580,731
    44,100  Loews Corp. ....................     3,842,212
                                              ------------
            TOTAL FINANCE...................     7,422,943
                                              ------------

  SHARES                                         VALUE
  ------                                      ------------
            COMMON STOCK (CONTINUED)
            FOOD AND BEVERAGE -- 6.99%
   180,900  Anheuser Busch Companies,
              Inc. .........................  $  8,536,219
   390,093  Archer Daniels Midland..........     7,558,052
   203,500  Conagra, Inc. ..................     6,448,406
    80,600  General Mills, Inc. ............     5,511,025
                                              ------------
            TOTAL FOOD AND BEVERAGE.........    28,053,702
                                              ------------
            INSURANCE -- 10.24%
    96,100  Aetna, Inc. ....................     7,315,613
    46,200  Allstate Corp. .................     4,230,188
    89,000  Chubb Corp. ....................     7,153,375
    95,300  CIGNA Corp. ....................     6,575,700
    28,700  General Re Corp. ...............     7,275,450
   119,000  St. Paul Cos. ..................     5,005,438
    63,600  UNUM Corp. .....................     3,529,800
                                              ------------
            TOTAL INSURANCE.................    41,085,564
                                              ------------
            MACHINERY -- 2.09%
    83,400  Crown Cork & Seal, Inc. ........     3,961,500
    83,600  Deere & Company.................     4,420,350
                                              ------------
            TOTAL MACHINERY.................     8,381,850
                                              ------------
            MANUFACTURING -- 3.57%
   104,900  Corning, Inc. ..................     3,645,275
    89,700  Masco Corp. ....................     5,426,850
    63,900  Minnesota Mining & Mfg. ........     5,251,781
                                              ------------
            TOTAL MANUFACTURING.............    14,323,906
                                              ------------
            MEDIA -- 1.82%
    59,900  Gannett Company, Inc. ..........     4,256,644
    74,600  Comcast Corp. Class A...........     3,028,290
                                              ------------
            TOTAL MEDIA.....................     7,284,934
                                              ------------
            MEDICAL AND OTHER HEALTH
            SERVICES -- 2.78%
   151,000  Baxter International, Inc. .....     8,125,688
    96,500  Tenet Healthcare Corp. .........     3,015,625
                                              ------------
            TOTAL MEDICAL AND OTHER HEALTH
            SERVICES........................    11,141,313
                                              ------------
            METALS AND MINING -- 1.25%
    54,200  Aluminum Company of America.....     3,573,813
    61,000  Newmont Mining..................     1,441,125
                                              ------------
            TOTAL METALS AND MINING.........     5,014,938
                                              ------------

                       See notes to financial statements.

                             EQUITY VALUE PORTFOLIO

                                 JUNE 30, 1998
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                      ------------
            COMMON STOCK (CONTINUED)
            OIL AND GAS -- 14.30%
    80,300  Amerada Hess Corp. .............  $  4,361,294
   122,100  Amoco Corp. ....................     5,082,413
    94,300  Atlantic Richfield Company......     7,367,188
   123,800  Baker Hughes, Inc.(a)...........     4,278,838
    95,300  Burlington Resources, Inc. .....     4,103,856
    28,000  Chevron Corp. ..................     2,325,750
    87,700  Halliburton Company.............     3,908,131
   213,900  Occidental Petroleum............     5,775,300
    99,500  Tenneco, Inc. ..................     3,787,219
    75,700  Texaco, Inc. ...................     4,518,344
   238,600  Union Pacific Resources Group...     4,190,413
   215,700  Unocal Corp. ...................     7,711,275
                                              ------------
            TOTAL OIL AND GAS...............    57,410,021
                                              ------------
            PAPER AND FOREST
              PRODUCTS -- 3.00%
    63,100  Champion International..........     3,103,731
   158,800  Fort James Corp. ...............     7,066,600
    40,800  Weyerhauser Company(c)..........     1,884,450
                                              ------------
            TOTAL PAPER AND FOREST
              PRODUCTS......................    12,054,781
                                              ------------
            PHARMACEUTICALS -- 1.53%
   150,300  Abbott Laboratories.............     6,143,513
                                              ------------
            RETAIL -- 6.37%
   189,100  American Stores Company.........     4,573,856
   112,900  Consolidated Stores Corp.(c)....     4,092,625
    90,500  Dillards, Inc. Class A..........     3,750,094
   129,700  Federated Department
              Stores(a)(c)..................     6,979,481
    39,600  May Department Stores...........     2,593,800
   186,700  Venator Group Inc. .............     3,570,638
                                              ------------
            TOTAL RETAIL....................    25,560,494
                                              ------------
            RETAIL -- TOY STORE -- 0.63%
   106,900  Toys "R" Us, Inc.(c)............     2,518,831
                                              ------------
            SEMICONDUCTORS -- 0.62%
   189,600  National Semiconductor
              Corp.(c)......................     2,500,350
                                              ------------
            TELECOMMUNICATIONS -- 6.15%
    84,000  AT & T Corp. ...................     4,798,500
    74,300  GTE Corp. ......................     4,132,938
   135,002  Bell Atlantic Corp. ............     6,159,466
    77,100  Motorola, Inc. .................     4,052,569
   114,500  SBC Communications, Inc. .......     4,580,000
    19,900  Worldcom, Inc.(a)(c)............       963,906
                                              ------------
            TOTAL TELECOMMUNICATIONS........    24,687,379
                                              ------------

  SHARES                                         VALUE
  ------                                      ------------
            COMMON STOCK (CONTINUED)
            TIRE AND RUBBER -- 0.74%
    45,900  Goodyear Tire & Rubber Company..  $  2,957,681
                                              ------------
            TRANSPORTATION -- 5.61%
   178,400  Allied Signal, Inc..............     7,916,500
    80,700  Burlington Northern Santa Fe....     7,923,730
   147,000  CSX Corp........................     6,688,500
                                              ------------
            TOTAL TRANSPORTATION............    22,528,730
                                              ------------
            UTILITIES: ELECTRIC -- 3.85%
    35,400  Consolidated Edison of N.Y. ....     1,630,613
   149,200  Pacificorp......................     3,375,650
   140,100  Southern Company................     3,879,019
   158,100  Texas Utilities Company(a)......     6,580,913
                                              ------------
            TOTAL UTILITIES: ELECTRIC.......    15,466,195
                                              ------------
            TOTAL COMMON STOCK
            (Cost $382,595,969).............   389,587,014
                                              ------------
            REGULATED INVESTMENT COMPANY -- 2.42%
 9,700,000  Janus Money Market Fund(b) (Cost
              $9,700,000)...................     9,700,000
                                              ------------

PRINCIPAL
----------
            SHORT TERM CORPORATE NOTES -- 1.25%
$5,000,000  Republic New York Securities
              Corp., Floating Rate, 6.65%,
              01/12/99(b)(Cost
              $5,000,000)...................     5,000,000
                                              ------------
            TIME DEPOSITS -- 4.01%
   733,688  Totonto Dominion, 5.57%,
              07/20/98(b)...................       733,688
   816,753  Totonto Dominion, 5.58%,
              07/24/98(b)...................       816,753
 9,325,204  Bank of Montreal, 5.59%,
              08/04/98(b)...................     9,325,204
   104,702  Bank of Montreal, 5.58%,
              08/14/98(b)...................       104,702
 5,111,153  BankBoston, N.A., 6.58%,
              10/03/98(b)...................     5,111,153
                                              ------------
            TOTAL TIME DEPOSITS
            (Cost $16,091,500)..............    16,091,500
                                              ------------
            TOTAL SECURITIES
            (Cost $413,387,469).............   420,378,514
                                              ------------

                       See notes to financial statements.

                             EQUITY VALUE PORTFOLIO

                                 JUNE 30, 1998
                                  (UNAUDITED)

PRINCIPAL                                        VALUE
---------                                     ------------
            REPURCHASE AGREEMENT -- 2.88%
$11,567,698 With Investors Bank & Trust
              dated 06/30/98, 5.20%,
              repurchase proceeds at
              maturity $11,569,369, 07/01/98
              (Collateralized by various
              Government National Mortgage
              Association obligations,
              7.00% -- 7.35%, due 08/20/23
              to 07/20/25, with a total
              value of $12,146,366 (Cost
              $11,567,698)..................  $ 11,567,698
                                              ------------
            Total Investments -- 107.63%
            (Cost $424,955,167).............   431,946,212
            Other assets less liabilities --
            (7.63)%.........................   (30,608,240)
                                              ------------
            NET ASSETS -- 100.00%...........  $401,337,972
                                              ============

The aggregate cost of securities for federal income tax purposes at June 30, 1998, is $424,955,167.
The following amount is based on costs for federal income tax purposes:

    Gross unrealized appreciation..........  $ 22,451,477
    Gross unrealized depreciation..........   (15,460,432)
                                             ------------
    Net unrealized appreciation............  $  6,991,045
                                             ============

---------------
(a) All or part of this security is on loan.
(b) Collateral for securities on loan.
(c) Non-income producing security.

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1998
                                  (UNAUDITED)

    SHARES                                        VALUE
    ------                                     ------------
                COMMON STOCK -- 98.11%
                ADVERTISING -- 0.90%
       81,500   Interpublic Group, Inc. .....  $  4,946,031
                                               ------------
                APPAREL -- 2.73%
      300,400   CVS Corp. ...................    11,696,825
       91,000   Jones Apparel Group, Inc. ...     3,327,187
                                               ------------
                TOTAL APPAREL................    15,024,012
                                               ------------
                BANKS -- 7.25%
       35,700   Associates First Capital
                  Corp. .....................     2,744,437
      146,900   BankAmerica Corp. ...........    12,697,669
       59,500   Chase Manhattan Corp. .......     4,492,250
       80,250   Comerica, Inc. ..............     5,316,562
       65,350   Fifth Third Bancorp..........     4,117,050
      191,200   MBNA Corp. ..................     6,309,600
       67,600   Norwest Corp. ...............     2,526,550
       39,700   Southtrust Corp. ............     1,726,950
                                               ------------
                TOTAL BANKS..................    39,931,068
                                               ------------
                CHEMICALS -- 1.07%
       44,300   Merck & Company, Inc. .......     5,925,125
                                               ------------
                COMPUTER SOFTWARE AND SERVICES -- 11.67%
       39,700   America Online, Inc. ........     4,208,200
      178,000   BMC Software, Inc. ..........     9,244,875
       78,600   Cisco Systems, Inc. .........     7,236,112
      134,800   Computer Associates
                  International, Inc. .......     7,489,825
       90,900   Compuware Corp. .............     4,647,262
      222,000   HBO & Company................     7,825,500
      150,800   Microsoft Corp. .............    16,342,950
      119,000   Parametric Technology
                  Corp. .....................     3,227,875
       88,000   Peoplesoft...................     4,136,000
                                               ------------
                TOTAL COMPUTER SOFTWARE AND
                SERVICES.....................    64,358,599
                                               ------------
                COMPUTERS AND OFFICE EQUIPMENT -- 2.66%
       35,900   Dell Computer Corp. .........     3,331,969
      149,300   EMC Corp. ...................     6,690,506
       96,600   Pitney Bowes, Inc. ..........     4,648,875
                                               ------------
                TOTAL COMPUTER AND OFFICE
                EQUIPMENT....................    14,671,350
                                               ------------
                CONSUMER GOODS AND SERVICES -- 7.30%
      330,700   Cendant Corp. ...............     6,903,362
       32,200   Clorox Company...............     3,071,075
       62,800   Colgate-Palmolive Company....     5,526,400
      176,000   General Electric Company.....    16,016,000

    SHARES                                        VALUE
    ------                                     ------------
                COMMON STOCK (CONTINUED)
                CONSUMER GOODS AND SERVICES (CONTINUED)
       94,700   Proctor & Gamble Company.....  $  8,623,619
        1,800   ServiceMaster Company........        68,513
                                               ------------
                TOTAL CONSUMER GOODS AND
                SERVICES.....................    40,208,969
                                               ------------
                ENVIRONMENTAL MANAGEMENT SERVICES -- 0.83%
       92,300   USA Waste Services,
                  Inc.(a)....................     4,557,313
                                               ------------
                FINANCIAL SERVICES -- 7.14%
      104,600   American Express Company.....    11,924,400
       78,500   Equitable Companies, Inc. ...     5,882,594
      141,200   Freddie Mac..................     6,645,225
       18,100   J.P. Morgan & Company........     2,119,962
       86,700   Morgan Stanley Dean Witter...     7,922,212
       83,900   SunAmerica Inc.(a)...........     4,819,006
                                               ------------
                TOTAL FINANCE................    39,313,399
                                               ------------
                FOOD AND BEVERAGE -- 2.92%
      164,600   Coca-Cola Enterprises,
                  Inc. ......................     6,460,550
      142,800   Safeway, Inc. ...............     5,810,175
       68,200   Sara Lee Corp. ..............     3,814,937
                                               ------------
                TOTAL FOOD AND BEVERAGE......    16,085,662
                                               ------------
                INSURANCE -- 5.36%
       64,100   American International
                  Group......................     9,358,600
       97,000   Conseco, Inc.(a).............     4,534,750
      257,497   Travelers Group, Inc. .......    15,610,756
                                               ------------
                TOTAL INSURANCE..............    29,504,106
                                               ------------
                LEISURE AND RECREATION -- 1.80%
      176,000   Carnival Corp., Class A......     6,974,000
       90,200   Marriott International, Inc.,
                  Class A....................     2,920,225
                                               ------------
                TOTAL LEISURE AND
                RECREATION...................     9,894,225
                                               ------------
                MACHINERY -- 1.22%
      151,900   Ingersoll-Rand Company.......     6,693,094
                                               ------------
                MANUFACTURING -- 4.84%
       86,700   Masco Corp. .................     5,245,350
       62,400   Owens-Illinois, Inc. ........     2,792,400
      295,800   Tyco International Ltd.(a)...    18,635,400
                                               ------------
                TOTAL MANUFACTURING..........    26,673,150
                                               ------------
                MEDIA -- 4.40%
      261,500   CBS Corp. ...................     8,302,625
      147,800   Gannett Company, Inc. .......    10,503,037
       63,300   Time Warner Inc. ............     5,408,194
                                               ------------
                TOTAL MEDIA..................    24,213,856
                                               ------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                                 JUNE 30, 1998
                                  (UNAUDITED)

    SHARES                                        VALUE
    ------                                     ------------
                COMMON STOCK (CONTINUED)
                MEDICAL AND OTHER HEALTH SERVICES -- 2.48%
       50,600   Cardinal Health, Inc.(a).....  $  4,743,750
      175,900   Healthsouth Corp.............     4,694,331
       18,500   McKesson Corp.(a)............     1,503,125
       54,800   Quintiles Transnational
                  Corp. .....................     2,695,475
                                               ------------
                TOTAL MEDICAL AND OTHER
                HEALTH SERVICES..............    13,636,681
                                               ------------
                OIL AND GAS -- 1.72%
       39,400   Cooper Cameron Corp. ........     2,009,400
       68,200   Exxon Corp...................     4,863,512
       30,700   Western Atlas, Inc. .........     2,605,663
                                               ------------
                TOTAL OIL AND GAS............     9,478,575
                                               ------------
                PHARMACEUTICALS -- 9.51%
       92,000   Bristol-Myers Squibb
                  Company....................    10,574,250
      103,100   Eli Lilly & Company..........     6,811,044
       97,400   Pfizer, Inc. ................    10,586,163
      111,100   Schering-Plough Corp. .......    10,179,538
      205,300   Warner Lambert Company.......    14,242,688
                                               ------------
                TOTAL PHARMACEUTICALS........    52,393,683
                                               ------------
                RETAIL -- 10.92%
      167,900   Costco Companies, Inc. ......    10,588,194
      167,300   Dayton-Hudson Corp...........     8,114,050
       53,800   Fred Meyer, Inc. ............     2,286,500
       64,700   Estee Lauder Companies, Class
                  A(a).......................     4,508,781
       76,300   Home Depot, Inc. ............     6,337,669
       76,700   Office Depot, Inc.(a)........     2,420,844
      246,000   TJX Companies, Inc. .........     5,949,225
      223,200   Wal-Mart Stores, Inc.(a).....    13,559,400
      155,200   Walgreen Company.............     6,411,700
                                               ------------
                TOTAL RETAIL.................    60,176,363
                                               ------------
                TELECOMMUNICATIONS -- 10.55%
       82,200   Airtouch Communications,
                  Inc. ......................     4,803,563
      127,800   AT&T Corp.(a)................     7,300,575
      146,700   Lucent Technologies..........    12,203,606
       61,200   Northern Telecom Ltd. .......     3,473,100
      107,200   Sprint Corp. ................     7,557,600
      252,700   Tele-Communications TCI
                  Ventures Group.............     5,054,000

    SHARES                                        VALUE
    ------                                     ------------
                COMMON STOCK (CONTINUED)
                TELECOMMUNICATIONS (CONTINUED)
      169,000   Tele-Communications TCI
                  Ventures Group, Class A....  $  6,495,938
       80,800   Tellabs, Inc.(a).............     5,787,300
      112,700   WorldCom, Inc. ..............     5,458,906
                                               ------------
                TOTAL TELECOMMUNICATIONS.....    58,134,588
                                               ------------
                TRANSPORTATION -- 0.84%
       55,400   AMR Corp. ...................     4,612,050
                                               ------------
                TOTAL COMMON STOCK (Cost
                $400,631,187)................   540,431,899
                                               ------------
                REGULATED INVESTMENT COMPANIES -- 3.96%
   10,300,000   Janus Money Market Fund(b)...    10,300,000
   11,494,494   Merrimac Cash Fund -- Premium
                  Class(b)...................    11,494,494
                                               ------------
                TOTAL REGULATED INVESTMENT
                COMPANIES (Cost
                $21,794,494).................    21,794,494
                                               ------------

   PRINCIPAL
  -----------
                TIME DEPOSITS -- 4.01%
  $13,678,688   BankBoston, N.A., 6.58%,
                  10/03/98(b)................    13,678,688
    5,772,740   Bank of Montreal, 5.59%,
                  08/04/98(b)................     5,772,740
    1,623,950   Bank of Montreal, 5.58%,
                  08/14/98(b)................     1,623,950
    1,016,728   Toronto Dominion, 5.58%,
                  07/24/98(b)................     1,016,728
                                               ------------
                TOTAL TIME DEPOSITS (Cost
                $40,092,106).................    22,092,106
                                               ------------
                SHORT TERM CORPORATE NOTES -- 3.27%
   14,000,000   Morgan Stanley Dean Witter,
                  Floating Rate, 6.60%,
                  07/07/98(b)................    14,000,000
    4,000,000   Republic New York Securities
                  Corp., Floating Rate,
                  6.65%, 01/12/99(b).........     4,000,000
                                               ------------
                TOTAL SHORT TERM CORPORATE
                NOTES........................    18,000,000
                                               ------------
                TOTAL SECURITIES (Cost
                $462,517,787)................   602,318,499
                                               ------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                                 JUNE 30, 1998
                                  (UNAUDITED)

   PRINCIPAL                                      VALUE
  -----------                                  ------------
                REPURCHASE AGREEMENTS -- 1.92%
  $10,606,060   With Investors Bank & Trust,
                  dated 06/30/98, 5.20%,
                  repurchase proceeds at
                  maturity $10,607,592,
                  07/01/98. (Collateralized
                  by Government National
                  Mortgage Association,
                  7.50%, due 12/20/10 with a
                  value of $1,195,419 and
                  Government National
                  Mortgage Association,
                  Adjustable Rate Mortgage,
                  7.00%, due 08/20/24 with a
                  value of $9,941,458) (Cost
                  $10,606,060)...............  $ 10,606,060
                                               ------------
                Total Investments -- 111.27%
                (Cost $473,123,847)..........   612,924,559
                Other assets less
                liabilities -- (11.27)%......   (62,092,261)
                                               ------------
                NET ASSETS -- 100.00%........  $550,832,298
                                               ============

The aggregate cost of investments for federal income tax purposes at June 30, 1998 is $473,123,847.
The following amount is based on costs for federal income tax purposes:

    Gross unrealized appreciation..........  $147,001,689
    Gross unrealized depreciation..........    (7,200,977)
                                             ------------
    Net unrealized appreciation............  $139,800,712
                                             ============

---------------
(a) All or part of this security is on loan.
(b) Collateral for securities on loan.
(ADR) -- American Depository Receipt

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1998
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK -- 97.56%
              ADVERTISING -- 0.94%
     83,700   Interpublic Group, Inc. .......  $  5,079,544
                                               ------------
              APPAREL -- 0.29%
     40,000   CVS Corp. .....................     1,557,500
                                               ------------
              BANKS -- 1.35%
     35,000   Associates First Capital
                Corp. .......................     2,690,625
     15,000   Bankamerica Corp. .............     1,296,562
     55,000   Bank of New York...............     3,337,812
                                               ------------
              TOTAL BANKS....................     7,324,999
                                               ------------
              BUSINESS SERVICES -- 1.10%
     62,000   Gartner Group, Inc., Class
                A(c).........................     2,170,000
    133,400   Manpower, Inc. ................     3,826,913
                                               ------------
              TOTAL BUSINESS SERVICES........     5,996,913
                                               ------------
              CHEMICALS -- 0.72%
     70,000   Monsanto Co. ..................     3,911,250
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 10.27%
     60,000   America Online, Inc............     6,360,000
    194,100   Cisco Systems, Inc.(c).........    17,869,331
     69,000   Computer Associates
                International, Inc. .........     3,833,812
     85,700   Electronic Arts(c).............     4,627,800
    178,200   Microsoft Corp.(c).............    19,312,425
     80,000   PeopleSoft, Inc.(c)............     3,760,000
                                               ------------
              TOTAL COMPUTER SOFTWARE AND
              SERVICES.......................    55,763,368
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 3.72%
     32,000   Dell Computer Corp.(c).........     2,970,000
     90,000   EMC Corp./Mass(c)..............     4,033,125
    199,800   Hewlett-Packard Company........    11,963,025
     12,000   Xerox Corp. ...................     1,219,500
                                               ------------
              TOTAL COMPUTER AND OFFICE
              EQUIPMENT......................    20,185,650
                                               ------------
              CONSUMER GOODS AND SERVICES -- 12.00%
    100,000   Cendant Corp.(c)...............     2,087,500
      7,100   Clorox Company(c)..............       677,162
     55,000   Colgate-Palmolive Company......     4,840,000
    191,200   General Electric Company.......    17,399,200
    314,200   Gillette Company...............    17,811,213
    244,500   Proctor & Gamble Company.......    22,264,781
                                               ------------
              TOTAL CONSUMER GOODS AND
              SERVICES.......................    65,079,856
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              ELECTRONICS -- 1.27%
     37,000   General Motors Corp.,
                Class H(c)...................  $  1,743,625
    122,500   Solectron Corp.(c).............     5,152,656
                                               ------------
              TOTAL ELECTRONICS..............     6,896,281
                                               ------------
              FINANCE -- 3.73%
     81,200   American Express Company.......     9,256,800
     90,000   Amresco, Inc.(c)...............     2,621,250
     37,000   Fannie Mae.....................     2,247,750
     30,000   Freddie Mac....................     1,411,875
     40,000   Newcourt Credit Corp.(c).......     1,967,500
     45,000   Travelers Group, Inc. .........     2,728,125
                                               ------------
              TOTAL FINANCE..................    20,233,300
                                               ------------
              FOOD AND BEVERAGE -- 6.00%
    227,900   Coca-Cola Company..............    19,485,450
    175,000   Coca-Cola Enterprises, Inc. ...     6,868,750
    150,000   Pepsico, Inc. .................     6,178,125
                                               ------------
              TOTAL FOOD AND BEVERAGE........    32,532,325
                                               ------------
              INSURANCE -- 2.75%
     93,200   American International Group...    13,607,200
     30,000   Washington Mutual, Inc. .......     1,303,125
                                               ------------
              TOTAL INSURANCE................    14,910,325
                                               ------------
              LEISURE AND RECREATION -- 3.21%
    217,000   Host Marriott Corp.(c).........     3,865,313
    146,400   Marriot International, Inc.,
                Class A(a)...................     4,739,700
     84,100   Walt Disney Company............     8,835,756
                                               ------------
              TOTAL LEISURE AND RECREATION...    17,440,769
                                               ------------
              MANUFACTURING -- 3.78%
     15,000   Honeywell, Inc. ...............     1,253,438
    224,700   Mattel, Inc. ..................     9,507,619
    155,000   Tyco International Ltd.(a).....     9,765,000
                                               ------------
              TOTAL MANUFACTURING............    20,526,057
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 8.96%
     35,000   Bausch & Lomb, Inc.(c).........     1,754,375
    155,400   Boston Scientific Corp.(c).....    11,130,525
     10,400   Centocor, Inc.(c)..............       377,000
    199,600   Johnson & Johnson..............    14,720,500
    221,700   Medtronics, Inc. ..............    14,133,375

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                                 JUNE 30, 1998
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              MEDICAL AND OTHER HEALTH SERVICES (CONTINUED)
     50,000   Sofamor Danek Group, Inc.(c)...  $  4,328,125
     70,000   Tenet Healthcare Corp.(c)......     2,187,500
                                               ------------
              TOTAL MEDICAL AND OTHER HEALTH
              SERVICES.......................    48,631,400
                                               ------------
              OIL AND GAS -- 2.14%
    102,200   Baker Hughes, Inc.(a)..........     3,532,287
    117,900   Schlumberger Ltd.(a)...........     8,054,044
                                               ------------
              TOTAL OIL AND GAS..............    11,586,331
                                               ------------
              PHARMACEUTICALS -- 15.70%
     83,000   Alza Corp.(c)..................     3,589,750
    105,000   American Home Products
                Corp. .......................     5,433,750
     91,200   Bristol-Myers Squibb Company...    10,482,300
    312,100   Eli Lilly & Company............    20,618,106
     41,900   Merck & Company, Inc. .........     5,604,125
     69,600   Penederm, Inc.(c)..............     1,392,000
    196,000   Pfizer, Inc. ..................    21,302,750
     19,000   Sepracor, Inc.(c)..............       788,500
     50,000   Smithkline Beecham PLC (ADR)...     3,025,000
    165,000   Warner-Lambert Company.........    11,446,875
     33,000   Zeneca Group PLC (ADR)(a)......     1,447,875
                                               ------------
              TOTAL PHARMACEUTICALS..........    85,131,031
                                               ------------
              RESTAURANTS -- 3.13%
     94,800   Cracker Barrel Old Country
                Store, Inc. .................     3,009,900
    202,500   McDonald's Corp. ..............    13,972,500
                                               ------------
              TOTAL RESTAURANTS..............    16,982,400
                                               ------------
              RETAIL -- 5.60%
     40,000   Dayton-Hudson Corp. ...........     1,940,000
     90,000   Family Dollar Stores...........     1,665,000
    122,500   Gap Stores.....................     7,549,062
    186,100   Home Depot, Inc. ..............    15,457,931
     20,000   Nordstrom Inc. ................     1,545,000
     70,000   Office Depot(a)(c).............     2,209,375
                                               ------------
              TOTAL RETAIL...................    30,366,368
                                               ------------
              SEMICONDUCTORS -- 2.54%
     40,000   Altera Corp.(c)................     1,182,500
    170,200   Intel Corp. ...................    12,616,075
                                               ------------
              TOTAL SEMICONDUCTORS...........    13,798,575
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              TELECOMMUNICATIONS -- 6.36%
    230,800   Ericsson L M Telephone (ADR)...  $  6,606,650
     50,000   Intermedia Communications,
                Inc.(c)......................     2,096,875
     75,000   Lucent Technologies............     6,239,063
    100,000   Nextel Communications, Inc.
                Class A(a)(c)................     2,487,500
     60,000   Nokia Corp. (ADR)..............     4,353,750
     45,000   SBC Communications, Inc. ......     1,800,000
    225,000   Worldcom, Inc.(c)..............    10,898,438
                                               ------------
              TOTAL TELECOMMUNICATIONS.......    34,482,276
                                               ------------
              THERAPEUTICS -- 1.50%
    112,000   Amgen, Inc.(c).................     7,322,000
     26,500   SangStat Medical Corp.(c)......       831,438
                                               ------------
              TOTAL THERAPEUTICS.............     8,153,438
                                               ------------
              TOBACCO -- 0.50%
     69,000   Philip Morris Companies,
                Inc. ........................     2,716,875
                                               ------------
              TOTAL COMMON STOCK (Cost
              $420,865,182)..................   529,286,831
                                               ------------
              REGULATED INVESTMENT COMPANIES -- 1.10%

  5,000,000   Janus Money Market Fund(b).....     5,000,000
    988,851   Merrimac Cash Fund -- Premium
                Class(b).....................       988,851
                                               ------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost $5,988,851)....     5,988,851
                                               ------------

 PRINCIPAL
-----------
              SHORT TERM CORPORATE NOTES -- 5.72%
$ 5,000,000   Morgan Stanley Dean Witter,
                Floating Rate, 6.60%,
                07/07/98(b)..................    10,000,000
  6,000,000   Republic New York Securities
                Corp., Floating Rate, 6.65%,
                01/12/99(b)..................     6,000,000
 15,000,000   JP Morgan Securities Inc.,
                Floating Rate, 6.605%,
                01/15/99(b)..................    15,000,000
                                               ------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $31,000,000).......    31,000,000
                                               ------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                                 JUNE 30, 1998
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              COMMON STOCK (CONTINUED)
              TIME DEPOSITS -- 2.43%
$ 2,370,371   BankBoston, N.A., 6.58%,
                10/03/98(b)..................  $  2,370,371
  1,184,687   Bank of Montreal, 5.59%,
                08/04/98(b)..................     1,184,687
  4,809,758   Bank of Montreal, 5.58%,
                08/14/98(b)..................     4,809,758
  3,078,397   Toronto Dominion, 5.57%,
                07/20/98(b)..................     3,078,397
  1,749,804   Toronto Dominion, 5.58%,
                07/24/98(b)..................     1,749,804
                                               ------------
              TOTAL TIME DEPOSITS (Cost
              $13,193,017)...................    13,193,017
                                               ------------
              TOTAL SECURITIES (Cost
              $471,047,050)..................   579,468,699
                                               ------------
  2,956,018   REPURCHASE AGREEMENTS -- 2.40%
              With Investors Bank & Trust,
                dated 06/30/98, 5.20%,
                repurchase proceeds at
                maturity $2,956,445, 07/01/98
                (Collateralized by Fannie
                Mae, 7.50%, due 06/01/13 with
                a value of $3,103,826).......     2,956,018
 10,079,187   With Investors Bank & Trust,
                dated 06/30/98, 5.20%,
                repurchase proceeds at
                maturity $10,080,643,
                07/01/98 (Collateralized by
                Fannie Mae, Floating rate,
                6.74%, due 011/25/22 and
                First Chicago Capital, 6.27%,
                due 02/01/27 with a value of
                $10,583,491).................    10,079,187
                                               ------------
              TOTAL REPURCHASE AGREEMENTS
              (Cost $13,035,205).............    13,035,205
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              COMMON STOCK (CONTINUED)
              Total Investments -- 109.21%
              (Cost $484,082,255)............  $592,503,904
              Other assets less
              liabilities -- (9.21)%.........   (49,950,508)
                                               ------------
              NET ASSETS -- 100.00%..........  $542,553,396
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 1998, is $484,082,255.
The following amount is based on costs for federal income tax purposes:

    Gross unrealized appreciation..........  $115,048,383
    Gross unrealized depreciation..........    (6,626,734)
                                             ------------
    Net unrealized appreciation............  $108,421,649
                                             ============

---------------
(a) All or part of this security is on loan.
(b) Collateral for securities on loan.
(c) Non-income producing security.
(ADR) -- American Depository Receipts

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1998
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK -- 94.69%
              ADVERTISING -- 2.40%
     83,600   Lamar Advertising Company(c)...  $  2,999,150
    392,100   Snyder Communications,
                Inc.(c)......................    17,252,400
                                               ------------
              TOTAL ADVERTISING..............    20,251,550
                                               ------------
              AEROSPACE -- 1.48%
    219,900   AAR Corp.......................     6,500,794
    123,000   Gulfstream Aerospace
                Corp.(c).....................     5,719,500
      7,400   Kellstrom Industries,
                Inc.(c)......................       214,368
                                               ------------
              TOTAL AEROSPACE................    12,434,662
                                               ------------
              AUTOMOTIVE PRODUCTIVES -- 0.31%
     62,100   United Rentals, Inc.(a)(c).....     2,608,200
                                               ------------
              BANKS -- 3.84%
    223,586   Charter One Financials,
                Inc. ........................     7,532,053
    125,600   First Savings Bank of
                Washington...................     3,171,400
    163,079   HUBCO, Inc. ...................     5,840,267
     68,455   Mercantile Bancorporation......     3,448,421
     59,500   NSS Bancorp, Inc.,(a)..........     3,332,000
    165,000   Peoples Bank...................     5,713,125
    145,400   Sterling Financial Corp.(c)....     3,307,850
                                               ------------
              TOTAL BANKS....................    32,345,116
                                               ------------
              BUSINESS SERVICES -- 5.48%
     48,400   Abacus Direct Corp.(c).........     2,513,775
    102,600   ABM Industries, Inc. ..........     2,859,975
    125,100   Accustaff, Inc.(a)(c)..........     3,909,375
     78,700   Alternative Resources
                Corp.(c).....................       973,912
    117,700   Applied Graphics Technologies,
                Inc.(c)......................     5,384,775
     86,200   Diamond Technology Partners,
                Inc.(c)......................     2,607,550
     89,000   F.Y.I., Inc.(c)................     2,536,500
     48,500   Iron Mountain, Inc.(c).........     2,170,375
     51,600   Manpower, Inc. ................     1,480,275
     53,800   MARC, Inc. ....................       887,700
     68,100   Metamor Worldwide, Inc.(c).....     2,396,269
    312,300   Metzler Group, Inc.(c).........    11,437,987
     80,700   Pre-Paid Legal Services,
                Inc.(c)......................     2,547,094
    257,500   Protection One, Inc. ..........     2,816,406
     60,000   Volt Information Sciences,
                Inc.(c)......................     1,627,500
                                               ------------
              TOTAL BUSINESS SERVICES........    46,149,468
                                               ------------
              CHEMICALS -- 0.21%
     52,400   Chemed Corp. ..................     1,784,875
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              COMMUNICATIONS -- 3.30%
     82,000   American Tower Corp. -- Class
                A(a)(c)......................  $  2,044,875
    302,900   Arch Communications Group,
                Inc.(c)......................     1,192,669
     66,800   DSP Communications, Inc.(c)....       918,500
     50,100   Jacor Communications,
                Inc.(c)......................     2,955,900
     13,700   Jones Intercable, Inc.(c)......       339,075
    139,100   Jones Intercable, Inc. -- Class
                A............................     3,477,500
     66,700   Iridium World Communication,
                Inc.(a)(c)...................     3,547,606
    109,000   Inter-Tel, Inc. ...............     1,744,000
     68,800   Liberty Media Group -- Class
                A(c).........................     2,670,300
    220,700   PMT Services, Inc.(c)..........     5,614,056
     52,025   Qwest Communications
                International, Inc.,(a)(c)...     1,814,360
    107,718   Saga Communications, Inc.(c)...     1,508,052
                                               ------------
              TOTAL COMMUNICATIONS...........    27,826,893
                                               ------------
              COMPUTER AND SOFTWARE SERVICES -- 9.76%
     84,200   Affiliated Computer Services,
                Inc. -- Class A(c)...........     3,241,700
     44,700   American Business Information,
                Inc.(c)......................       715,200
     87,400   American Business Information,
                Inc. -- Class A(c)...........     1,332,850
     96,800   BEA Systems, Inc.(a)(c)........     2,220,350
     74,900   CACI International, Inc.(c)....     1,577,581
     87,300   Computer Horizons Corp.(c).....     3,235,556
     40,800   Computer Management
                Sciences(c)..................       969,000
    107,181   Concord EFS, Inc.(a)...........     2,800,110
     90,800   Dendrite International,
                Inc.(c)......................     3,416,350
     78,500   Documentum, Inc.(a)(c).........     3,768,000
     60,500   Electric Arts, Inc.(c).........     3,267,000
     90,800   IDX Systems Corp.(c)...........     4,182,475
     62,150   Information Management
                Resources, Inc.(c)...........     2,101,447
     59,800   International Network
                Services(c)..................     2,451,800
     31,400   Jack Henry & Associates,
                Inc. ........................     1,079,375
     59,100   JDA Software Group, Inc.(c)....     2,585,625
     45,900   Legato Systems, Inc.(c)........     1,790,100
     62,600   Microsoft Corp.(c).............     6,784,275
     17,000   National Computer System,
                Inc. ........................       408,000
    117,100   Network Appliance, Inc.(c).....     4,559,581
    138,900   Parametric Technology
                Corp.(c).....................     3,767,662
     44,700   Pegasystems, Inc.(a)(c)........     1,212,488

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 1998
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              COMPUTER AND SOFTWARE SERVICES (CONTINUED)
     36,300   Pomeroy Computer Resources,
                Inc..........................  $    946,069
     68,800   RWD Technologies, Inc.(c)......     1,625,400
    256,500   Sterling Commerce, Inc.(c).....    12,440,250
     48,750   Technology Solutions
                Company(c)...................     1,544,766
     12,200   Tecnomatix Technologies
                Ltd.(a)(c)...................       244,000
    104,925   Veritas Software Corp.(c)......     4,341,272
     66,650   Wind River Systems(c)..........     2,391,069
     43,600   Xylan Corp.(a)(c)..............     1,299,825
                                               ------------
              TOTAL COMPUTER AND SOFTWARE
              SERVICES.......................    82,299,176
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 1.16%
     72,500   Apex PC Solutions, Inc.(c).....     2,020,937
    102,400   CIBER, Inc.(c).................     3,891,200
     89,200   National Data Corp. ...........     3,902,500
                                               ------------
              TOTAL COMPUTERS AND OFFICE
              EQUIPMENT......................     9,814,637
                                               ------------
              CONSTRUCTION -- 1.06%
    181,400   Michael Baker Corp.(c).........     1,643,937
    179,400   Lowe's Companies, Inc. ........     7,276,912
                                               ------------
              TOTAL CONSTRUCTION.............     8,920,849
                                               ------------
              CONSUMER GOODS & SERVICES -- 0.72%
     98,400   Carriage Services, Inc.(c).....     2,472,300
     36,700   Glacier Water Services,
                Inc.(c)......................     1,059,712
    116,800   Helen of Troy Ltd.(c)..........     2,569,600
                                               ------------
              TOTAL CONSUMER GOODS AND
              SERVICES.......................     6,101,612
                                               ------------
              EDUCATION -- 0.52%
    136,825   ITT Educational Services,
                Inc.(c)......................     4,412,606
                                               ------------
              ELECTRONICS -- 1.51%
     52,950   Hughes Supply, Inc. ...........     1,939,294
     19,000   Jaco Electronics, Inc.,(c).....       114,000
     45,100   LSI Industries Inc. ...........       902,000
     50,030   Richardson Electronics,
                Ltd. ........................       675,405
    105,000   Rogers Corp.(c)................     3,465,000
    309,300   Sensormatic Electronics
                Corp.(a)(c)..................     4,330,200
     60,700   Sipex Corp.(c).................     1,305,050
                                               ------------
              TOTAL ELECTRONICS..............    12,730,949
                                               ------------
              ENGINEERING -- 0.22%
    107,900   URS Corp.(c)...................     1,834,300
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              ENVIRONMENTAL MANAGEMENT SERVICES -- 3.42%
    176,500   American Disposal Services,
                Inc.(c)......................  $  8,273,438
     95,293   BHA Group, Inc. ...............     1,572,334
    189,000   Eastern Environmental Services,
                Inc.(c)......................     6,426,000
    195,800   Superior Services, Inc.(c).....     5,886,238
    181,970   Tetra Tech, Inc.(c)............     4,412,773
    106,300   Waste Industries, Inc.(c)......     2,212,369
                                               ------------
              TOTAL ENVIRONMENTAL MANAGEMENT
              SERVICES.......................    28,783,152
                                               ------------
              EQUIPMENT RENTAL AND LEASING -- 2.07%
     97,500   Aaron Rents, Inc. -- Class B...     1,950,000
    140,000   Amplicon, Inc. ................     1,820,000
    135,000   Electro Rent Corp.(c)..........     3,029,063
     53,700   Home Choice Holdings,
                Inc.(c)......................       647,756
    154,400   Rental Service
                Corporation(c)...............     5,191,700
     79,000   XTRA Corp. ....................     4,779,500
                                               ------------
              TOTAL EQUIPMENT RENTAL AND
              LEASING........................    17,418,019
                                               ------------
              FINANCE -- 6.75%
    311,690   Allied Capital Corp. ..........     7,636,405
     98,000   American Express Company.......    11,172,000
     63,200   Amresco, Inc.(c)...............     1,840,700
     94,300   Cash American Investments,
                Inc. ........................     1,438,075
     64,080   CCB Financial Corp. ...........     6,808,500
     86,700   ContiFinancial Corp.(a)(c).....     2,004,938
     41,700   Countrywide Credit Industries,
                Inc..........................     2,116,275
     37,100   HealthCare Financial Partners,
                Inc.(c)......................     2,274,694
    106,400   Kansas City Southern
                Industries, Inc. ............     5,280,100
     83,400   Merrill Lynch & Company........     7,693,650
    138,600   Sirrom Capital Corp.(a)........     3,603,600
     45,900   Waddell & Reed Financial,
                Inc. ........................     1,098,731
     90,000   Washington Mutual, Inc. .......     3,909,375
                                               ------------
              TOTAL FINANCE..................    56,877,043
                                               ------------
              FOOD AND BEVERAGE -- 2.71%
    128,700   Benihana, Inc.(c)..............     1,544,400
    110,665   CKE Restaurants, Inc. .........     4,564,931
     50,200   Landry's Seafood
                Restaurants(a)(c)............       908,304
    476,600   Ruby Tuesday, Inc. ............     7,387,300

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 1998
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
     47,125   Suiza Foods Corporation(c).....  $  2,812,773
     82,200   Sylvan, Inc.(c)................     1,294,650
     71,400   Whole Foods Market, Inc.(c)....     4,319,700
                                               ------------
              TOTAL FOOD AND BEVERAGE........    22,832,058
                                               ------------
              INSURANCE -- 1.30%
     42,200   Allied Life Financial Corp. ...     1,218,525
     38,600   National Western Life
                Insurance -- Class A(c)......     4,670,600
     76,200   Penn Treaty American
                Corp.(c).....................     2,400,300
    208,800   Willis Corroon Group (ADR).....     2,623,050
                                               ------------
              TOTAL INSURANCE................    10,912,475
                                               ------------
              LEISURE AND RECREATION -- 1.58%
     72,200   Harveys Casinos Resorts........     1,958,425
     45,900   Premier Parks, Inc.(a)(c)......     3,058,088
     64,600   Royal Caribbean Cruises
                Ltd.(a)......................     5,135,700
    173,400   Vistana, Inc.(c)...............     3,186,225
                                               ------------
              TOTAL LEISURE AND RECREATION...    13,338,438
                                               ------------
              MACHINERY -- 0.60%
    207,600   JLG Industries, Inc. ..........     4,203,900
    119,100   ITEQ, Inc.(c)..................       885,806
                                               ------------
              TOTAL MACHINERY................     5,089,706
                                               ------------
              MANUFACTURING -- 5.55%
    200,600   Alpha Industries, Inc.(c)......     2,996,463
    117,100   Blyth Industries, Inc.(c)......     3,893,575
    190,900   C&D Technologies, Inc..........    11,072,200
     81,300   Chase Industries, Inc.(c)......     1,605,675
     25,000   Cooper Cameron Corp.(c)........     1,275,000
     78,500   DT Industries, Inc. ...........     1,903,625
    311,673   Lumen Technologies, Inc.(c)....     2,766,098
    139,800   Lydall, Inc.(c)................     2,035,837
    261,000   Mail-Well, Inc.(c).............     5,660,437
    108,200   MotivePower Industries,
                Inc.(c)......................     2,650,900
     87,500   Motorcar Parts and Accessories,
                Inc.(c)......................     1,290,625
     95,800   Rock of Ages Corp.(c)..........     1,484,900
     70,300   Scotsman Industries, Inc.......     1,950,825
     55,700   Waters Corp.(c)................     3,282,819
     81,450   Watsco, Inc....................     2,866,022
                                               ------------
              TOTAL MANUFACTURING............    46,735,001
                                               ------------
              MEDIA -- 4.90%
    248,200   Chancellor Media Corporation --
                Class A(a)(c)................    12,234,669

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              MEDIA (CONTINUED)
     97,300   Consolidated Graphics,
                Inc.(c)......................  $  5,740,700
    236,300   Emmis Broadcasting Corp. --
                Class A(c)...................    11,298,094
    165,900   Granite Broadcasting
                Corp.(a).....................     1,970,062
     48,300   Gray Communications Systems,
                Inc. ........................     1,563,712
    171,000   Houghton Mifflin Company.......     5,429,250
     16,700   SportsLine USA, Inc.(a)(c).....       610,594
     83,400   USA Networks, Inc.(c)..........     2,095,425
     28,900   VDI Media(c)...................       281,775
                                               ------------
              TOTAL MEDIA....................    41,314,281
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 8.36%
    187,300   Advocat, Inc.(c)...............     1,287,688
    123,000   Assisted Living Concepts,
                Inc.(c)......................     2,121,750
     37,500   Boston Scientific Corp.(c).....     2,685,938
    108,700   Cyberonics, Inc.(c)............     1,154,938
    173,300   Daniel Industries..............     3,292,700
     74,600   DAOU Systems, Inc.(a)(c).......     1,706,475
     84,100   Horizon Health Corp.(c)........     1,471,750
     68,800   Immunex Corp.(c)...............     4,558,000
     90,300   Lifeline Systems, Inc.(c)......     1,670,550
     50,400   Lunar Corp.(c).................       926,100
    105,500   Mariner Health Group,
                Inc.(c)......................     1,753,937
     87,100   Medirisk, Inc.(c)..............     1,763,775
    117,000   MedQuist, Inc.(c)..............     3,378,375
    138,000   Morrison Health Care, Inc. ....     2,622,000
     51,200   National Dentex Corp.(c).......     1,203,200
     93,300   National Surgery Centers,
                Inc.(c)......................     2,711,531
    196,300   NBTY, Inc.(c)..................     3,607,012
     86,700   Orthodontic Centers of America,
                Inc.(a)(c)...................     1,815,281
     81,900   Orthalliance, Inc.(c)..........     1,187,550
    285,000   Owens & Minor Holding
                Company......................     2,850,000
    116,000   PharMerica, Inc.(c)............     1,399,250
    141,300   Prime Medical Service,
                Inc.(c)......................     1,324,688
     82,700   Quorum Health Group, Inc.(c)...     2,191,550
     92,400   Res-Care, Inc.(a)(c)...........     1,703,625
     53,600   Retirement Care Associates,
                Inc.(c)......................       388,600
     57,600   Rural/Metro Corp.(c)...........       748,800
     76,100   Sunrise Assisted Living,
                Inc.(a)(c)...................     2,615,938
     79,753   Total Renal Care Holdings,
                Inc.(c)......................     2,751,479

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 1998
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              MEDICAL AND OTHER HEALTH SERVICES (CONTINUED)
    232,800   Universal Health Services --
                Class B(c)...................  $ 13,589,700
                                               ------------
              TOTAL MEDICAL AND OTHER HEALTH
              SERVICES.......................    70,482,180
                                               ------------
              METALS AND MINING -- 0.35%
    101,500   Furon Company..................     1,839,687
     30,300   Wolverine Tube, Inc.(c)........     1,151,400
                                               ------------
              TOTAL METALS AND MINING........     2,991,087
                                               ------------
              OIL AND GAS -- 2.21%
    110,200   Berry Petroleum................     1,432,600
     19,800   Gulfmark Offshore, Inc.(c).....       450,450
    112,700   Hanover Compressor
                Company(c)...................     3,049,944
     96,200   Petroleum Helicopters, Inc. ...     2,068,300
     78,200   Pool Energy Services(c)........     1,153,450
     39,900   Pride International, Inc.(c)...       675,806
    216,700   Tosco Corp. ...................     6,365,563
    105,000   Varco International, Inc.(c)...     2,080,313
     76,050   World Fuel Services Corp.......     1,316,616
                                               ------------
              TOTAL OIL AND GAS..............    18,593,042
                                               ------------
              PHARMACEUTICALS -- 2.40%
     52,600   Advance Paradigm, Inc.(c)......     1,933,050
     79,300   Alza Corp.(c)..................     3,429,725
     74,000   Duane Reade, Inc.(c)...........     2,220,000
     89,200   Jones Medical Industries,
                Inc..........................     2,954,750
    103,100   NCS HealthCare, Inc. -- Class
                A(c).........................     2,938,350
    136,400   Parexel International
                Corp.(a)(c)..................     4,961,550
     82,100   Vitalink Pharmacy
                Services(c)..................     1,811,331
                                               ------------
              TOTAL PHARMACEUTICALS..........    20,248,756
                                               ------------
              REAL ESTATE -- 0.54%
     55,500   CB Commercial Real Estate
                Services(c)..................     1,855,781
     80,000   Trammel Crow Company(c)........     2,675,000
                                               ------------
              TOTAL REAL ESTATE..............     4,530,781
                                               ------------
              REAL ESTATE INVESTMENT TRUST -- 1.64%
     67,269   Chateau Communities, Inc.......     1,933,984
    131,200   Equity Inns, Inc. .............     1,730,200
     52,300   Health Care Property
                Investments, Inc.............     1,886,069
     46,900   National Health Investors,
                Inc. ........................     1,553,562
     80,700   Pacific Gulf Properties,
                Inc..........................     1,719,919
    105,300   RFS Hotel Investors, Inc. .....     2,000,700

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              REAL ESTATE INVESTMENT TRUST (CONTINUED)
     62,600   Sovran Self Storage, Inc. .....  $  1,768,450
     38,300   Sun Communities, Inc...........     1,268,688
                                               ------------
              TOTAL REAL ESTATE INVESTMENT
              TRUST..........................    13,861,572
                                               ------------
              RETAIL -- 4.24%
    214,800   Best Buy Company, Inc.(c)......     7,759,650
    303,850   Consolidated Stores Corp.(c)...    11,014,563
     64,500   Duckawall -- ALCO Stores,
                Inc.(c)......................     1,128,750
    200,000   Fingerhut Companies, Inc.......     6,600,000
    141,100   Michael Anthony Jewelers,
                Inc.(c)......................       361,569
     20,900   N2K, Inc.(a)(c)................       410,162
     94,950   Pacific Sunwear of
                California(a)(c).............     3,323,250
    204,400   Republic Industries, Inc. .....     5,110,000
      5,000   Uni-Marts, Inc.(c).............        19,688
                                               ------------
              TOTAL RETAIL...................    35,727,632
                                               ------------
              SECURITY -- 1.72%
     82,000   Borg-Warner Security
                Corp.(c).....................     1,855,250
     83,400   ISS Group, Inc.(a)(c)..........     3,137,925
     72,100   Kroll-O'Gara Company(c)........     1,541,137
    215,000   Pittston Brink's Group.........     7,928,125
                                               ------------
              TOTAL SECURITY.................    14,462,437
                                               ------------
              SEMICONDUCTORS -- 0.46%
     27,900   Atmi, Inc.(c)..................       418,500
    111,800   Vitesse Semiconductor
                Corp.(c).....................     3,451,825
                                               ------------
              TOTAL SEMICONDUCTORS...........     3,870,325
                                               ------------
              TELECOMMUNICATIONS -- 5.74%
    133,500   Airtouch Communications,
                Inc.(a)......................     7,801,406
    100,100   Alcatel Alsthom(a)(ADR)........     4,072,819
     60,775   Centennial Cellular Corp. --
                Class A(c)...................     2,267,667
     55,600   CFW Communications Company.....     1,292,700
    123,300   Comdial Corp.(c)...............     1,495,012
    107,000   Davel Communications
                Group(c).....................     2,608,125
     50,400   Excel Switching Corp.(c).......     1,253,700
     83,400   Globalstar
                Telecommunication(c).........     2,251,800
    143,190   Metrocall, Inc.(c).............       868,089
    375,400   Omnipoint Corp.(c).............     8,610,737
    295,800   Peoples Telephone Company,
                Inc.(c)......................       924,375
     84,700   Rural Cellular Corp. --
                Class A(c)...................     1,323,438

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 1998
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
     71,600   STAR Telecommunications,
                Inc.(c)......................  $  1,602,050
     97,000   Tekelec(c).....................     4,340,750
    129,300   Teleport Communications Group,
                Inc. -- Class A(c)...........     7,014,525
     22,900   Teligent, Inc. -- Class
                A(a)(c)......................       674,119
                                               ------------
              TOTAL TELECOMMUNICATIONS.......    48,401,312
                                               ------------
              TRANSPORT SERVICES -- 0.34%
     63,000   Coach USA, Inc.(c).............     2,874,375
                                               ------------
              TRANSPORTATION: FREIGHT -- 4.91%
    185,700   Air Express International
                Corp.........................     4,967,475
    430,000   Airborne Freight Corp..........    15,023,125
    240,700   Circle International Group,
                Inc. ........................     6,739,600
    148,700   CNF Transportation, Inc........     6,319,750
    115,474   Fritz Companies, Inc.(c).......     1,544,465
    277,750   Pittston BAX Group.............     4,322,484
     65,000   Sea Containers Ltd.............     2,486,250
                                               ------------
              TOTAL TRANSPORTATION:
              FREIGHT........................    41,403,149
                                               ------------
              UTILITIES: ELECTRIC -- 0.93%
    850,000   El Paso Electric Company(c)....     7,809,375
                                               ------------
              TOTAL COMMON STOCK (Cost
              $628,722,466)..................   798,071,089
                                               ------------
              REGULATED INVESTMENT COMPANIES -- 1.58%
  3,500,000   Janus Money Market Fund(b).....     3,500,000
  9,805,122   Merrimac Cash Fund -- Premium
                Class(b).....................     9,805,122
                                               ------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost $13,305,122)...    13,305,122
                                               ------------

 PRINCIPAL
-----------
              TIME DEPOSITS -- 5.04%
$15,642,868   BankBoston, N.A., 6.58%,
                10/03/98(b)..................    15,642,868
  1,400,411   Bank of Montreal, 5.59%,
                08/04/98(b)..................     1,400,411
 10,074,313   Bank of Montreal, 5.58%,
                08/14/98(b)..................    10,074,313
  3,173,175   Toronto Dominion, 5.57%,
                07/20/98(b)..................     3,173,175
 12,205,086   Toronto Dominion, 5.58%,
                07/24/98(b)..................    12,205,086
                                               ------------
              TOTAL TIME DEPOSITS (Cost
              $42,495,853)...................    42,495,853
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              FLOATING RATE NOTES -- 6.76%
$20,000,000   JP Morgan Securities Inc.,
                6.605%, 01/15/99(b)..........  $ 20,000,000
 26,000,000   Morgan Stanley Dean Witter,
                6.60%, 07/07/98(b)...........    26,000,000
  1,000,000   Prudential Securities, Inc.,
                6.70%, 09/16/98(b)...........     1,000,000
 10,000,000   Republic New York Securities
                Corp., 6.65%, 01/12/99(b)....    10,000,000
                                               ------------
              TOTAL FLOATING RATE NOTES (Cost
              $57,000,000)...................    57,000,000
                                               ------------

              TOTAL SECURITIES (Cost
              $741,523,441)..................   910,872,064
                                               ------------
              REPURCHASE AGREEMENTS -- 6.17%
 13,348,362   With Investors Bank & Trust
                dated 06/30/98, 5.20%,
                repurchase proceeds at
                maturity $13,350,290,
                07/01/98 (Collateralized by
                various Government National
                Mortgage Association
                Obligations, 7.00%, due
                10/20/22 -- 06/20/26, with a
                total value of
                $14,016,021).................    13,348,362
  5,884,365   With Investors Bank & Trust
                dated 06/30/98, 5.20%,
                repurchase proceeds at
                maturity $5,885,215, 07/01/98
                (Collateralized by Government
                National Mortgage
                Association, 7.00%, due
                12/20/23, with a value of
                $6,179,010)..................     5,884,365
  9,658,053   With Investors Bank & Trust
                dated 06/30/98, 5.20%,
                repurchase proceeds at
                maturity $9,659,448, 07/01/98
                (Collateralized by
                Corestates, 6.26%, due
                02/15/27, with a value of
                $10,141,726).................     9,658,053
  4,711,081   With Investors Bank & Trust
                dated 06/30/98, 5.20%,
                repurchase proceeds at
                maturity $4,711,761, 07/01/98
                (Collateralized by Government
                National Mortgage
                Association, 7.375%, due
                06/20/26, with a value of
                $4,947,074)..................     4,711,081
 18,200,000   With Morgan Stanley dated
                06/30/98, 5.20%, repurchase
                proceeds at maturity
                $18,202,629, 07/01/98
                (Collateralized by US
                Treasury Bond, 10.625%, due
                08/15/15, with a value of
                $18,643,328).................    18,200,000
              TOTAL REPURCHASE AGREEMENTS
              (Cost $51,801,861).............    51,801,861
                                               ------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 1998
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              Total Investments -- 114.22%
              (Cost $793,325,302)............  $962,673,925
              Other assets less
              liabilities -- (14.22)%........  (119,831,982)
                                               ------------
              NET ASSETS -- 100.00%..........  $842,841,943
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 1998, is $793,325,302.
The following amount is based on costs for federal income tax purposes:

    Gross unrealized appreciation..........  $193,333,232
    Gross unrealized depreciation..........   (23,984,609)
                                             ------------
    Net unrealized appreciation............  $169,348,623
                                             ============

---------------
(a) All or part of this security is on loan.
(b) Collateral for securities on loan.
(c) Non-income producing security.
(ADR) -- American Depository Receipt

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1998
                                  (UNAUDITED)

  SHARES                                           VALUE
  ------                                        -----------
             COMMON STOCK -- 97.10%
             ADVERTISING -- 2.73%
    22,200   Interpublic Group, Inc. .........  $ 1,347,263
                                                -----------
             COMPUTER SOFTWARE AND SERVICES -- 25.30%
    15,000   America Online, Inc. ............    1,590,000
    30,000   BMC Software, Inc.(c)............    1,558,125
    21,010   Cisco Systems, Inc.(c)...........    1,934,233
    31,335   Compuware Corp.(c)...............    1,602,002
    22,270   Electronic Arts(c)...............    1,202,580
    47,190   HBO & Company....................    1,663,448
    42,125   Infinium Software, Inc.(c).......      584,484
     9,685   Microsoft Corp.(c)...............    1,049,612
    40,000   Siebel Systems, Inc. ............    1,290,000
                                                -----------
             TOTAL COMPUTER SOFTWARE AND
             SERVICES.........................   12,474,484
                                                -----------
             COMPUTERS AND OFFICE EQUIPMENT -- 3.77%
    20,000   Dell Computer Corp.(c)...........    1,856,250
                                                -----------
             CONSUMER GOODS AND SERVICES -- 9.54%
    18,000   General Electric Company.........    1,638,000
    25,500   Gillette Company.................    1,445,531
    17,830   Proctor & Gamble Company.........    1,623,644
                                                -----------
             TOTAL CONSUMER GOODS AND
             SERVICES.........................    4,707,175
                                                -----------
             FINANCIAL SERVICES -- 5.98%
    15,210   American Express Company.........    1,733,940
    20,000   Travelers Group, Inc. ...........    1,212,500
                                                -----------
             TOTAL FINANCIAL SERVICES.........    2,946,440
                                                -----------
             INSURANCE -- 3.70%
    12,500   American International Group.....    1,825,000
                                                -----------
             LEISURE AND RECREATION -- 5.63%
    38,310   Marriott International,
               Inc. -- Class A................    1,240,286
    14,610   Walt Disney Company..............    1,534,963
                                                -----------
             TOTAL LEISURE AND RECREATION.....    2,775,249
                                                -----------
             MEDICAL AND OTHER HEALTH SERVICES -- 7.62%
    15,905   Boston Scientific Corp.(c).......    1,139,196
    17,000   Guidant Corp. ...................    1,212,313
    22,100   United Healthcare Corp. .........    1,403,350
                                                -----------
             TOTAL MEDICAL AND OTHER HEALTH
             SERVICES.........................    3,754,859
                                                -----------
             PHARMACEUTICALS -- 15.34%
    21,555   American Home Products Corp. ....    1,115,471
    14,020   Bristol-Myers Squibb Company.....    1,611,424
    11,370   Merck & Company, Inc. ...........    1,520,738
    15,000   Pfizer, Inc. ....................    1,630,313
    18,410   Schering-Plough Corp. ...........    1,686,816
                                                -----------
             TOTAL PHARMACEUTICALS............    7,564,762
                                                -----------

  SHARES                                           VALUE
  ------                                        -----------
             COMMON STOCK (CONTINUED)
             RETAIL -- 7.34%
    29,770   Gap Stores.......................  $ 1,834,576
    21,450   Home Depot Inc. .................    1,781,690
                                                -----------
             TOTAL RETAIL.....................    3,616,266
                                                -----------
             RESTAURANTS -- 3.32%
    23,720   McDonald's Corp. ................    1,636,680
                                                -----------
             TELECOMMUNICATIONS -- 6.83%
    39,290   Ericsson L M Telephone (ADR).....    1,124,676
    12,125   Lucent Technologies..............    1,008,648
    25,465   Worldcom, Inc.(c)................    1,233,461
                                                -----------
             TOTAL TELECOMMUNICATIONS.........    3,366,785
                                                -----------
             TOTAL SECURITIES (Cost
             $39,020,880).....................   47,871,213
                                                -----------

PRINCIPAL
----------
             REPURCHASE AGREEMENT -- 3.17%
$1,561,012   With Investors Bank & Trust,
               dated 06/30/98, 5.20%,
               repurchase proceeds at maturity
               $1,561,238, 07/01/98
               (Collateralized by Government
               National Mortgage Association,
               6.875%, due 01/20/24 with a
               value of $1,639,532) (Cost
               $1,561,012)....................    1,561,012
                                                -----------
             Total Investments -- 100.27%
             (Cost $40,581,892)...............   49,432,225
             Other assets less
             liabilities -- (0.27)%...........     (131,928)
                                                -----------
             NET ASSETS -- 100.00%............  $49,300,297
                                                ===========

The aggregate cost of securities for federal income tax purposes at June 30, 1998, is $40,581,892.
The following amount is based on costs for federal income tax purposes:

    Gross unrealized appreciation............  $9,369,964
    Gross unrealized depreciation............    (519,631)
                                               ----------
    Net unrealized appreciation..............  $8,850,333
                                               ==========

---------------
(c) Non-income producing security.
(ADR) -- American Depository Receipt

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1998
                                   UNAUDITED

PRINCIPAL                                          VALUE
---------                                       -----------
             CORPORATE BONDS AND NOTES -- 99.37%
             AEROSPACE -- 2.73%
$1,000,000   BE Aerospace, 8.00%, 03/01/08....  $   997,500
 1,200,000   Compass Aerospace, 10.125%,
               04/15/05.......................    1,218,000
                                                -----------
                                                  2,215,500
                                                -----------
             APPAREL -- 0.53%
   400,000   William Carter, 10.375%,
               12/01/06.......................      426,000
                                                -----------
             AUTOMOTIVE PRODUCTS -- 0.87%
   700,000   Venture Holdings Trust, 9.75%,
               04/01/04.......................      701,750
                                                -----------
             BUSINESS SERVICES -- 8.38%
   350,000   Atrium Companies, Inc., 10.50%,
               11/15/06.......................      369,250
 1,200,000   Axiohm Transaction Solutions,
               9.75%, 10/1/07.................    1,215,000
 1,250,000   Brand Scaffold Services, 10.25%,
               02/15/08.......................    1,268,750
   650,000   Denbury Management, Inc., 9.00%,
               03/01/08.......................      620,750
 1,600,000   Fisher Scientific, 9.00%,
               02/01/08.......................    1,588,000
 1,700,000   Les, Inc., 9.25%, 06/01/08.......    1,734,000
                                                -----------
             TOTAL BUSINESS SERVICES..........    6,795,750
                                                -----------
             CHEMICALS -- 3.00%
 1,300,000   Octel Developments, PLC..........    1,326,000
   625,000   PCI Chemicals Canada, Inc.,
               9.25%, 10/15/07................      610,938
   500,000   Sterling Chemicals, Inc., 11.75%,
               08/15/06.......................      500,000
                                                -----------
             TOTAL CHEMICALS..................    2,436,938
                                                -----------
             CONSTRUCTION -- 0.47%
   400,000   Ryland Group, 8.25%, 04/01/08....      381,000
                                                -----------
             CONSUMER GOODS AND SERVICES -- 3.98%
 1,350,000   Amscan Holdings, Inc., 9.875%,
               12/15/07.......................    1,404,000
 1,800,000   Huntsman Packaging Corp., 9.125%,
               10/01/07.......................    1,827,000
                                                -----------
             TOTAL CONSUMER GOODS AND
               SERVICES.......................    3,231,000
                                                -----------
             ELECTRONICS -- 1.16%
   900,000   Insilco Corp., 10.25%,
               08/15/07.......................      940,500
                                                -----------

PRINCIPAL                                          VALUE
---------                                       -----------
             CORPORATE BONDS AND NOTES (CONTINUED)
             FINANCIAL SERVICES -- 2.55%
$  600,000   Engle Homes Inc., 9.25%,
               02/01/08.......................  $   591,000
 1,000,000   Iridium LLC/Capital Corp.,
               11.25%, 07/15/05...............    1,005,000
   460,000   Muzak LP/Capital, 10.00%,
               10/01/03.......................      476,100
                                                -----------
             TOTAL FINANCE....................    2,072,100
                                                -----------
             FOOD AND BEVERAGE -- 4.22%
   500,000   Ameriking, Inc., 10.75%,
               12/01/06.......................      535,000
 1,400,000   Aurora Foods, Inc., 8.75%,
               07/01/08.......................    1,419,250
   100,000   Cott Corp., 9.375%, 07/01/05.....      100,500
   325,000   Delta Beverage Group, 9.75%,
               12/15/03.......................      338,813
   400,000   Eagle Family Foods, 8.75%,
               01/15/08.......................      390,000
   275,000   Flemming Companies, Inc., 10.50%,
               12/01/04.......................      286,000
   225,000   Pueblo Xtra International, 9.50%,
               08/01/03.......................      219,375
   125,000   Windy Hill Pet Food Company,
               9.75%, 05/15/07................      130,625
                                                -----------
             TOTAL FOOD AND BEVERAGE..........    3,419,563
                                                -----------
             INDUSTRIAL -- 21.78%
   800,000   AEI Holding Co., 10.00%,
               11/15/07.......................      792,000
 1,500,000   American Commercial Lines, LLC,
               10.25%, 06/30/08...............    1,518,750
 1,000,000   American Pacific Corp., 9.25%,
               03/01/05.......................    1,035,000
 1,700,000   Anker Coal Group, Inc., 9.75%,
               10/01/07.......................    1,564,000
   450,000   Burke Industries, Inc., 10.00%,
               08/15/07.......................      452,250
 1,600,000   CEX Holdings, Inc., 9.625%,
               06/01/08.......................    1,644,000
   250,000   Dyncorp, Inc., 9.50%, 03/01/07...      257,500
   625,000   Environdyne Industries, Inc.,
               10.25%, 12/01/01...............      628,125
 1,125,000   Geologistics Corp., 9.75%,
               10/15/07.......................    1,102,500
 1,000,000   Henry Company Senior Notes,
               10.00%, 04/15/08...............    1,015,000
   750,000   Holt Group, 9.75%, 01/15/06......      750,000
   650,000   Hydrochem Industrial Service,
               10.375%, 08/01/07..............      666,250
 1,000,000   Jackson Products, Inc., 9.50%,
               04/15/05.......................      980,000
 1,300,000   Numatics, Inc., 9.63%,
               04/01/08.......................    1,313,000

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 1998
                                   UNAUDITED

PRINCIPAL                                          VALUE
---------                                       -----------
             CORPORATE BONDS AND NOTES (CONTINUED)
             INDUSTRIAL (CONTINUED)
$  600,000   Outdoor Communications, 9.25%,
               08/15/07.......................  $   615,000
 1,125,000   P&L Coal Holdings Corp., 8.875%,
               05/15/08.......................    1,157,344
   625,000   Pronet, Inc., 11.875%,
               06/15/05.......................      681,250
   300,000   Scotsman Group, Inc., 8.625%,
               12/15/07.......................      305,250
 1,200,000   Simcala Inc., 9.63%, 04/15/06....    1,191,000
                                                -----------
             TOTAL INDUSTRIAL.................   17,668,219
                                                -----------
             LEISURE AND RECREATION -- 6.10%
 1,250,000   Alliance Gaming Corp., 10.00%,
               08/01/07.......................    1,246,875
 1,000,000   Bally Total Fitness Holding,
               9.88%, 10/15/07................    1,030,000
   525,000   Cinemark USA, 9.625%, 08/01/08...      540,750
   900,000   Riddell Sports, Inc., 10.50%,
               07/15/07.......................      906,750
 1,200,000   Six Flags Entertainment, 8.88%,
               04/01/06.......................    1,222,500
                                                -----------
             TOTAL LEISURE AND RECREATION.....    4,946,875
                                                -----------
             MACHINERY -- 4.91%
 1,975,000   Advance Lighting Techs, 8.00%,
               03/15/08.......................    1,997,219
 2,000,000   American Reefer Company Ltd.,
               10.25%, 03/01/08...............    1,990,000
                                                -----------
             TOTAL MACHINERY..................    3,987,219
                                                -----------
             MANUFACTURING -- 15.10%
   625,000   Acetex Corp, 9.75%, 10/01/03.....      640,625
 1,600,000   AEP Industries, 9.875%,
               11/15/07.......................    1,644,000
 1,075,000   Anchor Lamina, Inc., 9.88%,
               02/01/08.......................    1,053,500
   625,000   Chief Auto Parts, Inc., 10.50%,
               05/15/05.......................      703,125
    25,000   Derlan Manufacturing, 10.00%,
               01/15/07.......................       26,000
    25,000   Doman Industries Limited, 8.75%,
               03/15/04.......................       24,437
   250,000   DVI, Inc., 9.875%, 02/01/04......      260,000
   625,000   Dyersburg Corp., 9.75%,
               09/01/07.......................      601,563
   700,000   Fedders North America, 9.375%,
               8/15/07........................      693,000
 1,500,000   Federal-Mogul Corp., 7.875%,
               07/01/10.......................    1,506,312
 1,000,000   Galey & Lord, Inc., 9.13%,
               03/1/08........................      965,000

PRINCIPAL                                          VALUE
---------                                       -----------
             CORPORATE BONDS AND NOTES (CONTINUED)
             MANUFACTURING (CONTINUED)
$1,250,000   Gaylord Container Corp., 9.75%,
               6/15/07........................  $ 1,235,937
 1,125,000   Keystone Consolidated Industries,
               9.625%, 08/01/07...............    1,150,312
   175,000   Portola Packaging, 10.75%,
               10/01/05.......................      184,187
 1,350,000   Revlon Worldwide, 0.00%,
               03/15/01.......................    1,046,250
   500,000   Safelite Glass, 9.875%,
               12/15/06.......................      517,500
                                                -----------
             TOTAL MANUFACTURING..............   12,251,748
                                                -----------
             MEDIA -- 0.24%
   190,000   Rogers Cantel, 9.375%,
               06/01/08.......................      197,125
                                                -----------
             MEDICAL AND OTHER HEALTH
             SERVICES -- 0.09%
    75,000   Paracelsus Healthcare, 10.00%,
               08/15/06.......................       74,437
                                                -----------
             METALS AND MINING -- 2.41%
   500,000   Renco Metals Senior Notes,
               11.50%, 07/01/03...............      535,000
 1,400,000   WHX Corp., 10.50%, 04/15/05......    1,421,000
                                                -----------
             TOTAL METALS AND MINING..........    1,956,000
                                                -----------
             OIL AND GAS -- 5.44%
   200,000   Coho Energy, Inc., 8.875%,
               10/15/07.......................      188,000
   400,000   Dailey International, Inc.,
               9.50%, 02/15/08................      394,000
   600,000   KCS Energy, Inc., 8.875%,
               01/15/08.......................      570,000
   700,000   Panaco, Inc., 10.625%,
               10/01/04.......................      703,500
   700,000   Rutherford-Moran Oil, 10.75%,
               10/1/04........................      746,375
 1,800,000   Wainoco Oil Corp., 9.13%,
               02/15/06.......................    1,813,500
                                                -----------
             TOTAL OIL AND GAS................    4,415,375
                                                -----------
             PAPER AND FOREST PRODUCTS --0.96%
   750,000   US Timberlands, 9.63%,
               11/15/07.......................      776,250
                                                -----------
             SEMICONDUCTOR -- 0.79%
   625,000   Fairchild Semiconductor, 10.13%,
               03/15/07.......................      637,500
                                                -----------
             RETAIL -- 3.15%
 1,200,000   Duane Reade, 9.25%, 02/15/08.....    1,224,000
 1,250,000   Jitney-Jungle Stores, 10.38%,
               09/15/07.......................    1,334,375
                                                -----------
             TOTAL RETAIL.....................    2,558,375
                                                -----------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 1998
                                   UNAUDITED

PRINCIPAL                                          VALUE
---------                                       -----------
             CORPORATE BONDS AND NOTES (CONTINUED)
             TELECOMMUNICATIONS -- 5.67%
$  700,000   Allbritton Communications, 9.75%,
               11/30/07.......................  $   770,000
   475,000   Jacor Communications, 9.75%,
               12/15/06.......................      516,562
 1,275,000   Metrocall, Inc., 10.38%,
               10/01/07.......................    1,319,625
   700,000   Nextlink Communications, 9.625%,
               10/01/07.......................      717,500
   625,000   Paging Network, 10.125%,
               08/01/07.......................      648,438
   625,000   Rogers Communications, 8.875%,
               07/15/07.......................      629,688
                                                -----------
             TOTAL TELECOMMUNICATIONS.........    4,601,813
                                                -----------
             TEXTILES -- 0.72%
   550,000   CMI Industries, 9.50%,
               10/01/03.......................      583,000
                                                -----------
             TRANSPORTATION -- 2.55%
 1,400,000   Morris Materials Handling, 9.50%,
               04/01/08.......................    1,305,500
   500,000   Oshkosh Truck Corp., 8.75%,
               03/01/08.......................      505,000
   248,000   Viking Star Shipping, 9.625%,
               07/15/03.......................      257,300
                                                -----------
             TOTAL TRANSPORTATION.............    2,067,800
                                                -----------
             UTILITIES: ELECTRIC -- 1.57%
   100,000   Calpine Corp., 9.25%, 02/01/04...      102,500
 1,150,000   Prestolite Electric, Inc., 9.63%,
               02/01/08.......................    1,170,125
                                                -----------
             TOTAL UTILITIES: ELECTRIC........    1,272,625
                                                -----------
             TOTAL SECURITIES
             (Cost $80,375,946)...............   80,614,462
                                                -----------

PRINCIPAL                                          VALUE
---------                                       -----------
             REPURCHASE AGREEMENT -- 0.15%
$  124,454   With Investors Bank & Trust,
               dated 06/30/98, 5.20%,
               repurchase proceeds at maturity
               $124,472, 07/01/98
               (Collateralized by Government
               National Mortgage Association,
               Adjustable rate, 7.375%, due
               06/20/26 with a value of
               $130,755) (Cost $124,454)......  $   124,454
                                                -----------
             Total Investments -- 99.52% (Cost
             $80,500,400).....................   80,738,916
             Other assets less
             liabilities -- 0.48%.............      390,241
                                                -----------
             NET ASSETS -- 100.00%............  $81,129,157
                                                ===========

The aggregate cost of investments for federal income tax purposes at June 30, 1998, is $80,500,400.
The following amount is based on costs for federal income tax purposes:

    Gross unrealized appreciation............  $1,034,828
    Gross unrealized depreciation............    (796,312)
                                               ----------
    Net unrealized appreciation..............  $  238,516
                                               ==========

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1998
                                  (UNAUDITED)

  SHARES                                     VALUE       COUNTRY
  ------                                  ------------   -------
              COMMON STOCKS -- 92.16%
              APPAREL -- 0.53%
     29,000   Gucci Group N.V.(c).......  $  1,484,055     NET
                                          ------------
              AUTOMOBILE -- 5.25%
     36,000   Honda Motor Company,
               Ltd.(c)..................     1,281,406     JPN
    405,000   LucasVarity PLC(c)........     1,608,255      UK
     82,000   Mitsubishi Motor
               Corp.(c).................       196,743     JPN
  3,800,000   Mitsubishi Motors Corp. --
               Warrants (expire
               6/23/99).................        12,334     JPN
    409,000   Nissan Motor Company,
               Ltd.(c)..................     1,287,818     JPN
     21,500   Peugeot SA(c).............     4,622,868     FRA
    151,000   Suzuki Motor Corp.(c).....     1,370,884     JPN
     32,000   Toyota Motor Company(c)...       827,754     JPN
     20,187   Valeo SA(c)...............     2,063,430     FRA
      1,550   Volkswagen AG(c)..........     1,496,730     GER
                                          ------------
              TOTAL AUTOMOBILE..........    14,768,222
                                          ------------
              BANKS -- 9.37%
     37,900   Allied Irish Banks
               PLC(c)...................       547,939      UK
    268,000   Australia & New Zealand
               Bank Group, Ltd.(c)......     1,848,771     AUS
     49,000   Bank of Montreal(c).......     2,716,297     CDA
    210,000   Bank of Scotland(c).......     2,351,076      UK
      6,000   Credit Suisse Group(c)....     1,335,037     SWI
     33,000   Deutsche Bank AG(c).......     2,789,863     GER
     47,400   Forenings Sparbanken --
               Class A(c)...............     1,426,465     SWE
      1,860   Holderbank Financial
               Glaris -- Class B(c).....     2,366,675     SWI
    112,136   National Westminster
               Bank(c)..................     2,003,825      UK
    156,943   Royal Bank of Scotland
               Group PLC(c).............     2,723,338      UK
    113,000   Sumitomo Bank(a)(c).......     1,099,174     JPN
    335,900   Thai Farmers Bank(c)......       295,794     THA
     60,000   Toronto-Dominion
               Bank(c)..................     2,713,284     CDA
    341,000   Westpac Banking
               Corp.(c).................     2,079,930     AUS
                                          ------------
              TOTAL BANKS...............    26,297,468
                                          ------------
              CHEMICALS -- 1.00%
     63,400   Norsk Hydro ASA(c)........     2,788,478     NOR
        300   Norsk Hydro AS (ADR)......        13,238     NOR
                                          ------------
              TOTAL CHEMICALS...........     2,801,716
                                          ------------
              COMPUTER EQUIPMENT -- 0.19%
      8,000   Nidec Corporation(c)......       546,456     JPN
                                          ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.20%
     14,100   Softbank Corp.(c).........       548,617     JPN
                                          ------------

  SHARES                                     VALUE       COUNTRY
  ------                                  ------------   -------
              COMMON STOCKS (CONTINUED)
              CONSTRUCTION -- 1.14%
    200,000   Okumura Corp.(c)..........  $    701,800     JPN
     16,000   Rohm Company, Ltd.(c).....     1,642,827     JPN
    111,000   Sekisui House, Ltd.(c)....       859,773     JPN
                                          ------------
              TOTAL CONSTRUCTION........     3,204,400
                                          ------------
              CONSUMER GOODS AND SERVICES -- 7.81%
     87,700   Cifra SA (ADR)(c).........     1,284,358     MEX
     90,300   EMI Group PLC(c)..........       789,484      UK
     22,000   Fuji Photo Film(c)........       765,644     JPN
     43,500   Hennes & Mauritz(c).......     2,776,379     SWE
     21,000   Hoya Corp.(c).............       594,659     JPN
     70,380   Koninklijke Ahold
               Corp.(c).................     2,259,247     NET
    221,000   Nikon Corp.(c)............     1,589,189     JPN
     21,900   Nintendo Corp., Ltd.(c)...     2,027,703     JPN
     48,000   Orkla Asa -- Class B(c)...     1,010,222     NOR
    112,103   Reckitt and Colman
               PLC(c)...................     2,139,777      UK
     38,200   Sony Corp.(c).............     3,289,184     JPN
    380,000   Storehouse PLC(c).........     1,578,710      UK
     25,000   TDK Corp.(c)..............     1,846,380     JPN
                                          ------------
              TOTAL CONSUMER GOODS AND
              SERVICES..................    21,950,936
                                          ------------
              ELECTRONICS -- 3.35%
    400,000   Caradon PLC(c)............     1,228,000      UK
     80,000   Electrocomponents
               PLC(c)...................       627,352      UK
     29,500   Kyocera Corp.(c)..........     1,441,149     JPN
     54,000   Murata Manufacturing
               Company, Ltd.(c).........     1,750,907     JPN
    144,000   NEC Corp.(c)..............     1,341,576     JPN
     99,300   Tokyo Electron, Ltd.(c)...     3,040,854     JPN
                                          ------------
              TOTAL ELECTRONICS.........     9,429,838
                                          ------------
              ENGINEERING -- 0.13%
     18,700   Chudenko Corp.(c).........       390,075     JPN
                                          ------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 0.01%
        900   Kurita Water
               Industries(c)............        10,635     JPN
                                          ------------
              FINANCE -- 5.92%
      1,160   CIE Financial
               Richemont(c).............     1,518,053     SWI
     74,000   De Beers Centenary AG
               (ADR)....................     1,295,000     SOA
      3,600   Fairfax Financial Holding
               Company(c)...............     1,405,196     CDA
     80,000   HSBC Holdings PLC(c)......     1,938,128      UK
     56,799   Lend Lease Corp.,
               Ltd.(c)..................     1,148,385     AUS
     85,000   Newcourt Credit Group,
               Inc.(c)..................     4,176,178     CDA
    111,000   Nomura Securities Company,
               Ltd.(c)..................     1,291,674     JPN
    730,500   PT Hm Sampoerna
               International Finance
               Company(c)...............        99,932     IDN
      6,000   Shohkoh Fund(c)...........     1,474,222     JPN

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 1998
                                  (UNAUDITED)

  SHARES                                     VALUE       COUNTRY
  ------                                  ------------   -------
              COMMON STOCKS (CONTINUED)
              FINANCE (CONTINUED)
     15,100   Takefuji Corporation(c)...  $    696,327     JPN
    275,000   Toyo Trust &
               Company(c)(a)............     1,361,277     JPN
    181,000   Wako Securities Company,
               Ltd.(c)..................       249,092     JPN
                                          ------------
              TOTAL FINANCE.............    16,653,464
                                          ------------
              FOOD AND BEVERAGE -- 5.10%
    216,988   Amatil, Ltd.(c)...........     1,452,717     AUS
    172,000   Asahi Breweries,
               Ltd.(c)..................     2,168,817     JPN
    295,000   Fraser and Neave,
               Ltd.(c)..................       792,724     SIN
     39,375   Heineken N.V.(c)..........     1,546,567     NET
     90,000   Jusco Company(c)..........     1,650,393     JPN
      1,005   Nestle(c).................     2,150,715     SWI
     55,000   Panamerican Beverages,
               Inc. -- Class A..........     1,729,062     MEX
     16,000   Seagrams Company, Ltd. ...       655,000     CDA
    275,000   Tate & Lyle PLC(c)........     2,180,613      UK
                                          ------------
              TOTAL FOOD AND BEVERAGE...    14,326,608
                                          ------------
              INDUSTRIAL -- 2.43%
     35,322   Advantest Corp.(c)........     1,898,635     JPN
      4,900   Compagnie de Saint-
               Gobain(c)................       908,513     FRA
      1,025   SGS Societe Generale de
               Surveillance Holding
               SA(a)(c).................     1,737,378     SWI
     15,600   Sidel(c)..................     1,135,290     FRA
    384,236   Western Mining Corp.
               Holding, Ltd.(c).........     1,156,358     AUS
                                          ------------
              TOTAL INDUSTRIAL..........     6,836,174
                                          ------------
              INSURANCE -- 3.04%
     80,000   Assicurazione Generali,
               Ltd.(c)..................     2,601,328     ITA
    277,072   GIO Australian Holdings,
               Ltd.(c)..................       710,994     AUS
     24,000   Mapfre Vida Seguros(c)....     1,147,560     SPA
     78,000   Siebe PLC(c)..............     1,557,808      UK
     39,000   Sumitomo Marine & Fire
               Company(c)...............       218,061     JPN
        440   Swiss Re(c)...............     1,112,755     SWI
    279,000   Yasuda Fire and Marine
               Insurance(c).............     1,186,057     JPN
                                          ------------
              TOTAL INSURANCE...........     8,534,563
                                          ------------
              INVESTMENT HOLDING COMPANIES -- 0.91%
    275,000   Hutchison Whampoa(c)......     1,451,533     HNG
    750,000   Hysan Development
               Company(c)...............       619,425     HNG

  SHARES                                     VALUE       COUNTRY
  ------                                  ------------   -------
              COMMON STOCKS (CONTINUED)
              INVESTMENT HOLDING COMPANIES (CONTINUED)
     75,000   Hysan Development
               Company -- Warrants
               (expire 4/30/99).........  $        620     HNG
    691,000   Sime Darby Berhad(c)......       476,445     MAL
                                          ------------
              TOTAL INVESTMENT HOLDING
              COMPANIES.................     2,548,023
                                          ------------
              LEISURE AND RECREATION -- 1.06%
     10,000   Accor SA(c)...............     2,798,530     FRA
    132,120   San Miquel Corp. -- Class
               B(c).....................       174,253     PHI
                                          ------------
              TOTAL LEISURE AND
               RECREATION...............     2,972,783
                                          ------------
              MACHINERY -- 0.43%
    200,000   BPB Industries(c).........     1,211,320      UK
                                          ------------
              MANUFACTURING -- 8.21%
    166,000   ABB AB -- Class A(c)......     2,352,104     SWE
     79,200   ASM Lithography Holding
               N.V.(a)(c)...............     2,301,750     NET
     78,000   Mannesmann AG(c)..........     8,015,912     GER
     61,300   Metra Oy(c)...............     2,011,118     FIN
     99,000   Morgan Crucible Company
               PLC(c)...................       640,896      UK
     24,800   Philips Electronics
               N.V.(c)..................     2,084,728     NET
     90,000   Scania AB -- Class B(c)...     2,183,706     SWE
     29,000   Siemens AG(c).............     1,769,687     GER
    225,900   TI Group PLC(c)...........     1,714,942      UK
                                          ------------
              TOTAL MANUFACTURING.......    23,074,843
                                          ------------
              MEDIA -- 3.74%
         44   Canal Plus(c).............         8,224     FRA
     17,100   Grupo Televisa
               (GDR)(a)(c)..............       643,388     MEX
     69,751   News Corp., Ltd.(c).......       569,280     AUS
     20,300   News Corp., Ltd. (ADR)....       652,138     AUS
        433   Reuters Group PLC (ADR)...        29,661      UK
    246,806   Reuters Holdings PLC(c)...     2,820,795      UK
     53,000   Rogers Communications --
               Class B(c)...............       472,135     CDA
    113,564   Singapore Press Holdings,
               Ltd.(c)..................       759,561     SIN
    141,000   Thomson Corp.(c)..........     4,171,881     CDA
     35,000   Tokyo Broadcasting(c).....       390,890     JPN
                                          ------------
              TOTAL MEDIA...............    10,517,953
                                          ------------
              MEDICAL AND OTHER HEALTH
              SERVICES -- 1.04%
     17,400   Synthelabo(c).............     2,935,479     FRA
                                          ------------
              METALS AND MINING -- 1.42%
      3,250   Broken Hill Proprietary
               (ADR)....................        55,047     AUS
    185,101   Broken Hill
               Proprietary(c)...........     1,564,603     AUS

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 1998
                                  (UNAUDITED)

  SHARES                                     VALUE       COUNTRY
  ------                                  ------------   -------
              COMMON STOCKS (CONTINUED)
              METALS AND MINING (CONTINUED)
     46,000   Inco, Ltd. ...............  $    626,750     CDA
     43,663   Pechiney SA -- Class
               A(c).....................     1,758,497     FRA
                                          ------------
              TOTAL METALS AND MINING...     4,004,897
                                          ------------
              OIL AND GAS -- 4.51%
    357,400   Eni Spa(c)................     2,342,364     ITA
    165,000   Sasol Beperk Limited(c)...       962,247     SOA
    210,000   Shell Transport &
               Trading(c)...............     1,478,610      UK
     16,000   Suncor, Inc.(c)...........       544,016     CDA
     40,000   Suncor, Inc. (ADR)........     1,390,000     CDA
     48,000   Talisman Energy,
               Inc.(c)..................     1,374,182     CDA
     20,000   Total S.A. -- Series
               B(c).....................     2,600,052     FRA
    305,900   Woodside Petroleum,
               Ltd.(c)..................     1,526,777     AUS
     15,000   YPF Sociedad Anonima
               (ADR)....................       450,938     ARG
                                          ------------
              TOTAL OIL AND GAS.........    12,669,186
                                          ------------
              PAPER AND FOREST PRODUCTS -- 1.10%
    189,000   Sumitomo Forestry(c)......     1,060,838     JPN
     74,000   UPM-Kymmeme(c)............     2,036,635     FIN
                                          ------------
              TOTAL PAPER AND FOREST
              PRODUCTS..................     3,097,473
                                          ------------
              PHARMACEUTICALS -- 6.42%
    263,666   Astra AB(c)...............     5,389,069     SWE
     21,333   Astra AB -- Class A
               (ADR)....................       437,327     SWE
     52,000   Banyu Pharmaceutical
               Company(c)...............       562,016     JPN
    167,600   BOC Group(c)..............     2,283,265      UK
     27,000   Hoechst AG(c).............     1,357,452     GER
      1,275   Novartis AG(c)............     2,121,622     SWI
     14,000   Sankyo Company, Ltd.(c)...       318,766     JPN
    127,200   Zeneca Group PLC(c).......     5,458,635      UK
      2,400   Zeneca Group PLC
               (ADR)(a).................       105,300      UK
                                          ------------
              TOTAL PHARMACEUTICALS.....    18,033,452
                                          ------------
              REAL ESTATE -- 0.77%
    134,000   Mitsui Fudosan(c).........     1,058,211     JPN
    251,000   Sumitomo Realty &
               Development(c)...........     1,106,810     JPN
                                          ------------
              TOTAL REAL ESTATE.........     2,165,021
                                          ------------
              REAL ESTATE INVESTMENT COMPANY -- 0.01%
      3,915   Mandamus Fastigheter
               AB(c)....................        24,545     SWE
                                          ------------
              TELECOMMUNICATIONS -- 14.98%
     87,336   Cable & Wireless PLC(c)...     1,060,835      UK
    162,000   Deutsche Telekom AG(c)....     4,433,584     GER

  SHARES                                     VALUE       COUNTRY
  ------                                  ------------   -------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
    122,200   Ericsson AB -- Class
               B(c).....................  $  3,570,244     SWE
     75,800   Ericsson L M Telephone
               (ADR)....................     2,169,775     SWE
    641,600   Hong Kong
               Telecommunications(c)....     1,204,732     HNG
     20,819   Hong Kong
               Telecommunications, Ltd.
               (ADR)....................       392,959     HNG
        283   Nippon Telegraph and
               Telephone Corp.(c).......     2,344,994     JPN
     16,600   Nokia AB -- K shares(c)...     1,222,348     FIN
     43,600   Nokia AB -- Class A(c)....     3,206,531     FIN
     11,200   Nokia Corp. (ADR).........       812,700     FIN
     40,000   Northern Telecom, Ltd. ...     2,270,000     CDA
      2,200   Portugal Telecom
               S.A.(c)..................       116,598     POR
     24,300   Portugal Telecom S.A.
               (ADR)....................     1,286,381     POR
     31,200   Tele Danmark A/S (ADR)....     1,470,300     DEN
        300   Tele Danmark -- Class
               B(c).....................        28,792     DEN
    179,000   Telecom Italia
               Mobile(c)................     1,094,603     ITA
    253,000   Telecom Italia Mobile
               DRNC(c)..................       853,976     ITA
    148,555   Telecom Italia Spa(c).....     1,093,543     ITA
    300,000   Telecom Italia Spa --
               RNC(c)...................     1,452,270     ITA
     20,500   Telecomunicacoes
               Brasileiras (ADR)(a).....     2,259,838     BRA
     87,272   Telefonica(c).............     4,041,793     SPA
     30,000   Telefonica De Argentina
               (ADR)....................       973,125     ARG
     51,400   Telefonos De Mexico
               (ADR)(a)(c)..............     2,470,413     MEX
     18,000   Vodafone Group
               PLC (ADR)................     2,269,125      UK
                                          ------------
              TOTAL
               TELECOMMUNICATIONS.......    42,099,459
                                          ------------
              TIRE AND RUBBER -- 0.49%
     58,000   Bridgestone Corp.(c)......     1,370,749     JPN
                                          ------------
              TRANSPORTATION -- 1.25%
     41,600   Bombardier Inc., Class B
               (ADR)(c).................     1,131,553     CDA
     65,000   Bombardier Inc., Class
               B(c).....................     1,746,361     CDA
    223,000   Citic Pacific, Ltd.(c)....       394,264     HNG
     57,000   Kawasaki Kisen Kaisha
               Ltd.(c)..................        98,564     JPN
    446,000   Malaysian Airline System
               BHD(c)...................       147,314     MAL
                                          ------------
              TOTAL TRANSPORTATION......     3,518,056
                                          ------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 1998
                                  (UNAUDITED)

  SHARES                                     VALUE       COUNTRY
  ------                                  ------------   -------
              COMMON STOCKS (CONTINUED)
              UTILITIES -- 0.35%
    328,000   Hong Kong Electric
               Holdings(c)..............  $  1,015,914     HNG
                                          ------------
              TOTAL COMMON STOCK
              (Cost $230,172,478).......   259,042,380
                                          ------------
              PREFERRED STOCK -- 2.10%
              COMPUTER SOFTWARE AND SERVICES -- 1.59%
      6,600   SAP AG Vorzug(c)..........     4,479,139     GER
                                          ------------
              MEDIA -- 0.51%
    200,948   News Corp., Ltd.(c).......     1,423,537     AUS
                                          ------------
              TOTAL PREFERRED STOCK
              (Cost $1,837,643).........     5,902,676

                                          ------------
 PRINCIPAL
-----------
              NON-CONVERTIBLE BONDS AND NOTES -- 0.05%
$   108,194   Sekisui House, 2.50%,
               01/31/02.................       133,800     JPN
                                          ------------
              TOTAL NON-CONVERTIBLE
              BONDS AND NOTES (Cost
              $169,259).................       133,800
                                          ------------
              CONVERTIBLE BONDS AND NOTES -- 0.20%
              BANKS -- 0.01%
      2,000   Ericson LM, 4.25%,
               06/30/00.................        15,250     SWE
                                          ------------
              FOOD AND BEVERAGE -- 0.19%
    158,684   Asahi Breweries Series 8,
               0.90%, 12/26/01..........       233,794     JPN
     36,065   Asahi Breweries Series 9,
               0.95%, 12/26/02..........        52,850     JPN
    165,897   Asahi Breweries Series 10,
               1.00%, 12/26/03..........       248,745     JPN
                                          ------------
              TOTAL FOOD AND BEVERAGE...       535,389
                                          ------------
              TOTAL CONVERTIBLE BONDS
              AND NOTES (Cost
              $524,011).................       550,639
                                          ------------
  SHARES
-----------
              REGULATED INVESTMENT COMPANIES -- 3.88%
  6,000,000   Janus Money Market
               Fund(b)..................     6,000,000     USA
  4,900,000   Merrimac Cash Fund --
               Premium Class(b).........     4,900,000     USA
                                          ------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost
              $10,900,000)..............    10,900,000
                                          ------------

 PRINCIPAL                                   VALUE       COUNTRY
-----------                               ------------     ---
              TIME DEPOSITS -- 3.01%
$   908,737   Bank of Montreal, 5.5938%,
               08/04/98(b)..............  $    908,737     USA
  3,871,035   Bank of Montreal, 5.58%,
               08/14/98(b)..............     3,871,035     USA
     97,904   BankBoston, N.A., 6.58%,
               10/03/98(b)..............        97,904     USA
  1,314,947   Toronto Dominion, 5.57%,
               07/20/98.................     1,314,947     USA
  2,275,002   Toronto Dominion, 5.58%,
               07/24/98.................     2,275,002     USA
                                          ------------
              TOTAL TIME DEPOSITS
              (Cost $8,467,625).........     8,467,625
                                          ------------
              TOTAL SECURITIES
              (Cost $252,071,016).......   284,997,120
                                          ------------
              REPURCHASE AGREEMENT -- 5.72%
 16,085,695   With Investors Bank and
               Trust, dated 06/30/98,
               5.20%, repurchase
               proceeds at maturity
               $16,088,019, 07/01/98
               (Collateralized by
               various Government
               National Mortgage
               Association Adjustable
               Rate Mortgage
               obligations,
               6.875% -- 9.00%, due
               11/15/21 through 12/20/23
               with a value of
               $16,890,356) (Cost
               $16,085,695).............    16,085,695     USA
                                          ------------
              Total
              Investments -- 107.12%
              (Cost $268,156,711).......   301,082,815
              Other assets less
              liabilities -- (7.12%)....   (20,007,729)
                                          ------------
              NET ASSETS -- 100.00%.....  $281,075,086
                                          ============

The aggregate cost of securities for federal income tax
purposes at June 30, 1998, is $268,156,711.
The following amount is based on costs for federal income
tax purposes:
    Gross unrealized appreciation..........  $ 60,123,848
    Gross unrealized depreciation..........   (27,197,744)
                                             ------------
    Net unrealized appreciation............  $ 32,926,104
                                             ============

---------------
(a) All or part of the security is on loan.
(b) Collateral for securities on loan.
(c) Non-income producing securities.
(ADR) -- American Depository Receipt.
(GDR) -- Global Depository Receipt.

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 1998
                                  (UNAUDITED)

                                        PERCENT OF TOTAL
         COUNTRY COMPOSITION           SECURITIES AT VALUE
         -------------------           -------------------
Argentina (ARG)......................          0.47%
Australia (AUS)......................          4.71%
Brazil (BRA).........................          0.75%
Canada (CDA).........................          8.43%
Denmark (DEN)........................          0.50%
Finland (FIN)........................          3.09%
France (FRA).........................          6.25%
Germany (GER)........................          8.08%
Hong Kong (HNG)......................          1.69%
Indonesia (IDN)......................          0.03%
Italy (ITA)..........................          3.13%
Japan (JPN)..........................         16.49%
Malaysia (MAL).......................          0.21%
Mexico (MEX).........................          2.04%
Netherlands (NET)....................          3.21%
Norway (NOR).........................          1.27%
Philippines (PHI)....................          0.06%
Portugal (POR).......................          0.47%
Singapore (SIN)......................          0.52%
South Africa (SOA)...................          0.75%
Spain (SPA)..........................          1.72%
Sweden (SWE).........................          6.76%
Switzerland (SWI)....................          4.10%
Thailand (THA).......................          0.09%
United Kingdom (UK)..................         13.40%
United States (USA)..................         11.78%
                                             ------
TOTAL PERCENTAGE.....................        100.00%
                                             ======

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                         Notes to Financial Statements
                                  (Unaudited)

1.  ORGANIZATION AND BUSINESS

     Diversified Investors Portfolios (the "Series Portfolio"), a series trust organized on September 1, 1993, under the laws of the State of New York, is composed of thirteen different series that are, in effect, separate investment funds: the Money Market Series, the High Quality Bond Series, the Intermediate Government Bond Series, the Government/Corporate Bond Series, the Balanced Series, the Equity Income Series, the Equity Value Series, the Growth & Income Series, the Equity Growth Series, the Special Equity Series, the Aggressive Equity Series, the High-Yield Bond Series, and the International Equity Series (each a "Series"). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series).

2.  SIGNIFICANT ACCOUNTING POLICIES

     A.  SECURITY VALUATION

          Short-term securities having remaining maturities of 60 days or less are valued at amortized cost which approximates value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the bid price on the Nasdaq system for unlisted national market issues, or at the last quoted bid price for securities not reported on the Nasdaq system. Bonds are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but are not traded and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices by an independent pricing service. All other securities will be valued at their fair value as determined by the Board of Trustees.

     B.  REPURCHASE AGREEMENTS

          Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series investment advisor, subject to the seller's agreement to repurchase and the Series agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are segregated at the custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to 102% and 105% of domestic and international securities, respectively, of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

     C.  FOREIGN CURRENCY TRANSLATION

          The accounting records of the International Equity Series are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Series does not isolate realized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gains or losses on investments. Net realized gains and losses on foreign currency

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) transactions represent net exchange gains and losses on disposition of foreign currencies and foreign currency forward contracts, and the difference between the amount of investment income receivable and foreign withholding taxes receivable recorded on the Series' books and the U.S. dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end and foreign currency forward contracts, resulting from changes in the exchange rates.

     D.  FOREIGN CURRENCY FORWARD CONTRACTS

          Each Series may enter into foreign currency forward contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Series' portfolio securities. A foreign currency forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency forward contract fluctuates with changes in forward currency exchange rates. Foreign currency forward contracts are marked to market daily and the change in value is recorded by the Series as an unrealized gain or loss. When a foreign currency forward contract is extinguished, through delivery or offset by entering into another foreign currency forward contract, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Series' Statement of Assets and Liabilities and Statement of Operations. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

     E.  OPTIONS

          Each Series, with the exception of the Money Market Series, may purchase and write (sell) call and put options on securities indices for the purpose of protecting against an anticipated decline in the value of the securities held by that Series. Index options are marked to market daily and the change in value is recorded by the Series as an unrealized gain or loss. A realized gain or loss equal to the difference between the exercise price and the value of the index is recorded by the Series upon cash settlement of the option. The use of index options may expose the Series to the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted or the value of the securities in the index may not move in direct correlation with the movements of the Series portfolio. In addition, there is the risk the Series may not be able to enter into a closing transaction because of an illiquid secondary market.

     F.  FEDERAL INCOME TAXES

          It is the Series' policy to comply with the applicable provisions of the Internal Revenue Code. Therefore, no federal income tax provision is required.

     G.  SECURITY TRANSACTIONS AND INVESTMENT INCOME

          Security transactions are accounted for on a trade date basis (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

          All of the net investment income and realized and unrealized gains and losses from security transactions are determined on each valuation day and allocated pro rata among the investors in a Series at the time of such determination.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
     H.  OPERATING EXPENSES

          The Series Portfolio accounts separately for the assets, liabilities and operations of each Series. Expenses directly attributable to a Series are charged to that Series, while expenses attributable to all Series are allocated among them.

     I.  OTHER

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  FEES AND TRANSACTIONS WITH AFFILIATES

     AUSA Life Insurance Company, Inc. ("AUSA") is an affiliate of Diversified Investment Advisors, Inc. (the "Advisor"). AUSA has sub-accounts which invest in the corresponding Portfolios as follows:

                                                               PERCENTAGE INVESTMENT
                      AUSA SUB-ACCOUNT                             IN PORTFOLIO
                      ----------------                        -----------------------
Money Market................................................           31.92
High Quality Bond...........................................           46.78
Intermediate Government Bond................................           48.49
Government/Corporate Bond...................................           27.27
Balanced....................................................           66.22
Equity Income...............................................           61.71
Equity Value................................................           23.05
Growth & Income.............................................           54.45
Equity Growth...............................................           69.40
Special Equity..............................................           52.24
Aggressive Equity...........................................           38.63
High Yield Bond.............................................           33.22
International Equity........................................           41.76

     The Advisor manages the assets of each Series of the Series Portfolio pursuant to an Investment Advisory Agreement with the Series Portfolio. Subject to such further policies as the Board of Trustees may determine, the Advisor provides general investment advice to each Series. For its services, the Advisor receives from each Series fees accrued daily and paid monthly at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets. The Advisor is currently waiving a portion of its investment advisory fee to certain Series.

     For each Series, the Advisor has entered into Investment Subadvisory Agreements with the subadvisors listed in the table below (each a "Subadvisor", collectively the "Subadvisors"). It is the responsibility of a Subadvisor to make the day-to-day investment decisions of the Series and to place the purchase and sales orders for securities transactions of such Series, subject in all cases to the general supervision of the Advisor.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (Unaudited)

3.  FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)
For its services the Subadvisors receive a fee from the Advisor at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets.

                                                                                   ADVISOR    SUBADVISOR
             PORTFOLIO SERIES                       PORTFOLIO SUBADVISORS          FEE(%)       FEE(%)
             ----------------                       ---------------------          -------    -----------
Money Market Series.......................  Capital Management Group                0.25         0.05
High Quality Bond Series..................  Merganser Capital Management
                                            Corporation                             0.35             (2)
Intermediate Government Bond Series.......  Capital Management Group                0.35(1)      0.15
Government/Corporate Bond Series..........  Capital Management Group                0.35         0.15
Balanced Series...........................  Institutional Capital Corporation       0.45             (3)
Equity Income Series......................  Asset Management Group                  0.45             (4)
Equity Value Series.......................  Ark Asset Management Company, Inc.      0.57(1)          (5)
Growth & Income Series....................  Putnam Advisory Company, Inc            0.60             (6)
Equity Growth Series......................  (7)                                     0.62             (8)
Special Equity Series.....................  (9)                                     0.80         0.50
Aggressive Equity Series..................  McKinley Capital Management             0.97(1)          (10)
High-Yield Bond Series....................  Delaware Investment Advisors            0.55(1)          (11)
International Equity Series...............  Capital Guardian Trust Company          0.75(1)          (12)

---------------
 (1) The Advisor is currently waiving a portion of its fee.

 (2) 0.25% on the first $100,000,000 in average daily net assets, and 0.15% on all average daily net assets in excess of $100,000,000.

 (3) 0.35% on the first $500,000,000 in average daily net assets, 0.30% on the next $500,000,000 in average daily net assets, and 0.25% on all average daily net assets in excess of $1,000,000,000.

 (4) 0.25% on the first $100,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $100,000,000.

 (5) 0.45% on the first $100,000,000 in average daily net assets, 0.40% on the next $50,000,000 in average daily net assets, and 0.35% on the next $50,000,000 in average daily net assets; when average daily net assets reach $200,000,000, 0.40% on the first $200,000,000 in average daily net assets, and 0.35% on all average daily net assets in excess of $200,000,000.

 (6) 0.30% on the first $100,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $100,000,000.

 (7) The Equity Growth Series changed subadvisors on January 25, 1998. Montag & Caldwell, Inc. and Dresdner RCM Global Investors, Inc. replaced Chancellor LGT Capital Management, Inc.

 (8) 0.50% on the first $50,000,000 in average daily net assets, 0.25% on the next $50,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $100,000,000.

 (9) The Special Equity Series has four Subadvisors: Pilgrim Baxter & Associates, Ltd., Ark Asset Management Co., Inc.; Liberty Investment Management, Inc.; and Westport Asset Management, Inc.

(10) 0.90% on the first $10,000,000 in average daily net assets, 0.80% on the next $15,000,000 in average daily net assets, 0.60% on the next $25,000,000 in average daily net assets, 0.40% on the next $50,000,000 in average daily net assets, and 0.35% on all average daily net assets in excess of $100,000,000.

(11) 0.40% on the first $20,000,000 in average daily net assets, 0.30% on the next $20,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $40,000,000.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (Unaudited)

3.  FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)
(12) 0.75% on the first $25,000,000 in average daily net assets, 0.60% on the next $25,000,000 in average daily net assets, 0.425% from $50,000,000 to $250,000,000 in average daily net assets and 0.375% on all average daily net assets in excess of $250,000,000.

     For the period ended June 30, 1998, the Advisor has voluntarily undertaken to waive fees in accordance with the following expense caps:

FUND                                                                EXPENSE CAP
----                                                          -----------------------
Money Market Series.........................................  30 basis points (b.p.)
High Quality Bond Series....................................  40 b.p.
Intermediate Government Bond Series.........................  40 b.p.
Government/Corporate Bond Series............................  40 b.p.
Balanced Series.............................................  50 b.p.
Equity Income Series........................................  50 b.p.
Equity Value Series.........................................  60 b.p.
Growth & Income Series......................................  65 b.p.
Equity Growth Series........................................  65 b.p.
Special Equity Series.......................................  85 b.p.
Aggressive Equity Series....................................  100 b.p.
High-Yield Bond Series......................................  60 b.p.
International Equity Series.................................  90 b.p.

     Certain trustees and officers of the Series Portfolio are also directors, officers or employees of the Advisor or its affiliates. None of the trustees so affiliated receive compensation for services as trustees of the Series Portfolio. Similarly, none of the Series Portfolio officers receive compensation from the Series Portfolio. Aggregate remuneration incurred to non-affiliated trustees of the trust for the period ended June 30, 1998, amounted to $24,438.

4.  SECURITIES LENDING

     All but the High Yield Bond Series may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Series receives compensation, net of related

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (Unaudited)

4.  SECURITIES LENDING (CONTINUED)

expenses, for lending its securities which is included in interest income on the Statement of Operations. At June 30, 1998, the Series loaned securities having market values as follows:

                                                              MARKET VALUE    COLLATERAL
                                                              ------------   ------------
Intermediate Government Bond Series.........................  $ 15,000,179   $ 15,378,249
Government Corporate Bond Series............................    37,630,554     38,506,250
Balanced Series.............................................   179,739,815    184,507,860
Equity Income Series........................................    54,427,950     56,074,896
Equity Value Series.........................................    29,738,906     30,791,500
Growth & Income Series......................................    59,955,591     61,886,600
Equity Growth Series........................................    48,485,624     50,181,868
Special Equity Series.......................................   108,502,888    112,800,975
International Equity Series.................................    18,499,461     19,367,625

5.  PURCHASE AND SALES OF INVESTMENTS

     The aggregate cost of investments purchased and proceeds from sales or maturities (excluding short-term securities) for the period ended June 30, 1998, were as follows:

                                                                     COST OF         PROCEEDS
                                                                    PURCHASES       FROM SALES
                                                                   ------------    ------------
High Quality Bond Series...............    Government Obligations  $  6,000,469    $ 23,162,959
                                           Other                     70,797,648      61,603,313
Intermediate Government Bond Series....    Government Obligations    48,272,190      25,754,726
Government/Corporate Bond Series.......    Government Obligations   227,176,442     138,629,611
                                           Other                     40,104,345      22,003,226
Balanced Series........................    Government Obligations    29,977,195      13,206,237
                                           Other                    174,663,726     142,764,684
Equity Income Series...................    Other                    216,166,409     201,767,440
Equity Value Series....................    Other                    291,628,667     157,542,137
Growth & Income Series.................    Other                    210,169,348     136,978,123
Equity Growth Series...................    Other                    465,180,112     425,320,986
Special Equity Series..................    Other                    531,458,464     484,850,889
Aggressive Equity Series...............    Other                     44,180,187      22,512,506
High-Yield Bond Series.................    Other                     78,361,161      36,585,435
International Equity Series............    Other                     84,426,729      40,069,175

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (Unaudited)

6.  FOREIGN CURRENCY FORWARD CONTRACTS

     At June 30, 1998, the International Equity Series had entered into Foreign Currency Forward contracts which contractually obligate the Series to deliver/receive currency at specified future dates. The open contracts were as follows:

                              FOREIGN    IN EXCHANGE   SETTLEMENT                      NET UNREALIZED
         CONTRACT            CURRENCY        FOR          DATE        VALUE      APPRECIATION/(DEPRECIATION)
         --------           -----------  -----------   ----------   ----------   ---------------------------
PURCHASES:
British Pound.............       39,999  $   66,737     07/01/98    $   66,731            $      (6)
British Pound.............       12,084      20,090     07/02/98        20,159                   69
British Pound.............       12,561      20,883     07/06/98        20,951                   68
Deutsche Mark.............      311,873     177,362     07/07/98       172,956               (4,406)
Finnish Markka............    1,870,233     350,100     07/07/98       341,407               (8,693)
Finnish Markka............      735,048     133,402     07/01/98       134,133                  731
French Franc..............    2,739,613     464,735     07/07/98       453,219              (11,516)
French Franc..............    5,585,179     922,743     07/31/98       925,381                2,638
Japanese Yen..............    4,368,574      30,629     07/01/98        31,515                  886
Japanese Yen..............    3,716,494      26,171     07/02/98        26,815                  644
Japanese Yen..............  158,205,960   1,182,044     01/08/99     1,174,378               (7,666)
Japanese Yen..............   25,385,340     210,667     01/28/99       188,965              (21,702)
Japanese Yen..............  464,122,746   3,501,994     03/15/99     3,477,217              (24,776)
Japanese Yen..............   35,238,500     265,851     04/08/99       264,905                 (946)
Netherland Guilder........      479,233     241,878     07/07/98       235,716               (6,161)
Spanish Peseta............   84,510,000     565,058     07/07/98       551,418              (13,639)
Swiss Franc...............    1,918,331     125,634     07/01/98       126,517                  883
Swiss Franc...............      618,406     423,131     07/07/98       408,112              (15,019)
                                                                                          ---------
     TOTAL................                                                                $(108,610)
                                                                                          =========
SELLS:
British Pound.............       12,571  $   20,935     07/02/98    $   20,971            $     (36)
British Pound.............      603,306   1,002,000     07/30/98     1,004,872               (2,872)
Deutsche Mark.............      311,873     169,000     07/07/98       172,956               (3,956)
Finnish Markka............    1,870,233     334,000     07/07/98       341,407               (7,407)
French Franc..............       91,106      14,987     07/01/98        15,066                  (79)
French Franc..............    1,679,818     272,000     07/07/98       277,895               (5,895)
French Franc..............    2,739,613     444,000     07/07/98       453,219               (9,219)
Italian Lira..............   10,703,291       6,040     07/02/98         6,023                   17
Japanese Yen..............    4,890,704      34,289     07/01/98        35,282                 (992)
Japanese Yen..............  121,285,950     930,000     07/30/98       878,890               51,110
Japanese Yen..............  179,887,424   1,264,000     09/16/98     1,312,614              (48,614)
Japanese Yen..............  239,796,445   1,813,000     09/24/98     1,751,783               61,217
Japanese Yen..............   26,039,030     191,000     09/24/98       190,223                  777
Japanese Yen..............   58,400,525     425,000     09/25/98       426,695               (1,695)
Japanese Yen..............  102,033,000     900,000     10/20/98       748,309              151,691
Japanese Yen..............   74,327,220     582,000     10/28/98       545,780               36,220

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (Unaudited)

6.  FOREIGN CURRENCY FORWARD CONTRACTS (CONTINUED)

                              FOREIGN    IN EXCHANGE   SETTLEMENT                      NET UNREALIZED
         CONTRACT            CURRENCY        FOR          DATE        VALUE      APPRECIATION/(DEPRECIATION)
         --------           -----------  -----------   ----------   ----------   ---------------------------
Japanese Yen..............  312,894,375  $2,375,000     11/27/98    $2,308,116            $  66,884
Japanese Yen..............  158,205,960   1,242,000     01/08/99     1,174,378               67,622
Japanese Yen..............   25,385,340     213,000     01/28/99       188,965               24,035
Japanese Yen..............  464,122,746   3,774,000     03/15/99     3,477,217              296,783
Japanese Yen..............   35,238,500     275,000     04/08/99       264,905               10,095
Malaysian Ringgit.........      456,750     105,000     05/12/99        98,732                6,268
Netherland Guilder........      479,233     231,000     07/07/98       235,716               (4,716)
Singapore Dollar..........      365,274     213,000     05/17/99       212,270                  730
Spanish Peseta............   84,510,000     540,000     07/07/98       551,418              (11,418)
Swedish Krona.............      360,327      45,125     07/02/98        45,189                  (63)
Swiss Franc...............      618,406     408,000     07/07/98       408,112                 (112)
Swiss Franc...............      424,564     280,000     07/07/98       280,188                 (188)
Swiss Franc...............      490,909     335,000     08/12/98       325,175                9,825
Swiss Franc...............    2,484,310   1,737,000     01/08/99     1,670,787               66,213
                                                                                          ---------
     TOTAL................                                                                $ 752,226
                                                                                          =========

                     (This page intentionally left blank.)

                        DIVERSIFIED INVESTORS PORTFOLIOS

                         Notes to Financial Statements
                                  (Unaudited)

7.  FINANCIAL HIGHLIGHTS

                                     MONEY MARKET SERIES                            HIGH QUALITY BOND SERIES
                        ----------------------------------------------   ----------------------------------------------
                           FOR THE                                          FOR THE
                            PERIOD            FOR THE YEAR ENDED             PERIOD            FOR THE YEAR ENDED
                            ENDED        -----------------------------       ENDED        -----------------------------
                        JUNE 30, 1998    1997    1996    1995    1994    JUNE 30, 1998    1997    1996    1995    1994
                        --------------   -----   -----   -----   -----   --------------   -----   -----   -----   -----
Ratio of expenses to
 average net assets...      0.28%        0.28%   0.30%   0.31%   0.32%       0.38%        0.39%   0.40%   0.41%   0.41%
Ratio of expenses to
 average net assets
 (net of
 reimbursements)......      0.28%        0.28%   0.30%   0.30%   0.30%       0.38%        0.39%   0.40%   0.40%   0.40%
Ratio of net
 investment income to
 average net assets...      5.38%        5.33%   5.19%   5.70%   4.05%       6.05%        6.12%   6.14%   5.83%   5.77%
Ratio of net
 investment income to
 average net assets
 (net of
 reimbursements)......      5.38%        5.33%   5.19%   5.69%   4.07%       6.05%        6.12%   6.14%   5.82%   5.79%
Portfolio turnover....        N/A          N/A     N/A     N/A     N/A         39%          62%     66%     25%     37%
Average commission
 rate per share**.....        N/A          N/A     N/A     N/A     N/A         N/A          N/A     N/A     N/A     N/A

                                         BALANCED SERIES                                    EQUITY INCOME SERIES
                        --------------------------------------------------   --------------------------------------------------
                           FOR THE                                              FOR THE
                            PERIOD              FOR THE YEAR ENDED               PERIOD              FOR THE YEAR ENDED
                            ENDED        ---------------------------------       ENDED        ---------------------------------
                        JUNE 30, 1998     1997      1996     1995    1994    JUNE 30, 1998     1997      1996     1995    1994
                        --------------   -------   -------   -----   -----   --------------   -------   -------   -----   -----
Ratio of expenses to
 average net assets...      0.47%          0.48%     0.50%   0.54%   0.53%       0.46%          0.47%     0.48%   0.49%   0.49%
Ratio of expenses to
 average net assets
 (net of
 reimbursements)......      0.47%          0.48%     0.50%   0.50%   0.50%       0.46%          0.47%     0.48%   0.49%   0.49%
Ratio of net
 investment income to
 average net assets...      3.53%          3.55%     3.39%   4.19%   3.57%       2.13%          2.27%     2.97%   3.37%   3.43%
Ratio of net
 investment income to
 average net assets
 (net of
 reimbursements)......      3.53%          3.55%     3.39%   4.15%   3.61%       2.13%          2.27%     2.97%   3.37%   3.43%
Portfolio turnover....        36%            87%      113%    124%    118%         17%            33%       26%     23%     30%
Average commission
 rate per share**.....        N/A        $0.0341   $0.0372     N/A     N/A         N/A        $0.0600   $0.0620     N/A     N/A

---------------

*    Annualized (except for Portfolio turnover and Average
     commission rate per share)
**   For fiscal years beginning on or after September 1, 1995,
     the Portfolios are required to disclose their average
     commission rate per share for trades on which a commission is charged.
+    Commencement of Operations, April 19, 1996.
++   Commencement of Operations, August 22, 1995.
+++  Commencement of Operations, September 29, 1995.
(1)  For the period January 1, 1996 -- November 14, 1996, the expense cap was 75 bp.
     For the period November 15, 1996 -- December 31, 1996, the expense cap was 65 bp.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (Unaudited)

     INTERMEDIATE GOVERNMENT BOND SERIES                GOVERNMENT/CORPORATE BOND SERIES
----------------------------------------------   ----------------------------------------------
   FOR THE                                          FOR THE
    PERIOD            FOR THE YEAR ENDED             PERIOD            FOR THE YEAR ENDED
    ENDED        -----------------------------       ENDED        -----------------------------
JUNE 30, 1998    1997    1996    1995    1994    JUNE 30, 1998    1997    1996    1995    1994
--------------   -----   -----   -----   -----   --------------   -----   -----   -----   -----
    0.38%        0.41%   0.43%   0.45%   0.45%        0.37%       0.38%   0.39%   0.39%   0.40%
    0.38%        0.39%   0.40%   0.40%   0.40%        0.37%       0.38%   0.39%   0.39%   0.40%
    5.55%        5.61%   5.63%   5.57%   5.71%        6.14%       6.49%   6.30%   5.90%   5.71%
    5.55%        5.62%   5.66%   5.52%   5.76%        6.14%       6.49%   6.30%   5.90%   5.72%
      22%          45%     60%     59%     21%          42%         64%    146%    122%    122%
    N/A            N/A     N/A     N/A     N/A          N/A         N/A     N/A     N/A     N/A

       EQUITY VALUE SERIES +                         GROWTH & INCOME SERIES
------------------------------------   --------------------------------------------------
   FOR THE                                FOR THE
    PERIOD       FOR THE YEAR ENDED        PERIOD              FOR THE YEAR ENDED
    ENDED        -------------------       ENDED        ---------------------------------
JUNE 30, 1998      1997      1996*     JUNE 30, 1998     1997      1996     1995    1994
--------------   --------   --------   --------------   -------   -------   -----   -----
    0.59%          0.63%      1.06%        0.62%          0.64%     0.67%   0.68%   0.67%
    0.59%          0.60%      0.60%        0.62%          0.64%     0.65%   0.65%   0.65%
    1.37%          1.43%      1.60%        0.35%          0.65%     1.02%   1.49%   1.35%
    1.38%          1.46%      2.07%        0.35%          0.65%     1.04%   1.47%   1.37%
      48%           120%        65%          30%            87%      142%    155%     21%
    N/A          $0.0549    $0.0600          N/A        $0.0447   $0.0476     N/A     N/A

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (Unaudited)

7.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                       EQUITY GROWTH SERIES                                SPECIAL EQUITY SERIES
                        --------------------------------------------------   --------------------------------------------------
                           FOR THE                                              FOR THE
                            PERIOD              FOR THE YEAR ENDED               PERIOD              FOR THE YEAR ENDED
                            ENDED        ---------------------------------       ENDED        ---------------------------------
                        JUNE 30, 1998     1997      1996     1995    1994    JUNE 30, 1998     1997      1996     1995    1994
                        -------------    -------   -------   -----   -----   --------------   -------   -------   -----   -----
Ratio of expenses to
 average net assets...      0.64%          0.65%      0.73%    0.75%   0.76%       0.82%          0.84%     0.86%   0.88%   0.88%
Ratio of expenses to
 average net assets
 (net of
 reimbursements)......      0.64%          0.65%      0.73%(1) 0.75%   0.75%       0.82%          0.84%     0.85%   0.85%   0.85%
Ratio of net
 investment income to
 average net assets...      0.17%          0.43%     (0.17%)   0.41%   0.08%       0.12%          0.41%     0.24%   0.33%   0.27%
Ratio of net
 investment income to
 average net assets
 (net of
 reimbursements)......      0.17%          0.43%     (0.17%)   0.41%   0.11%       0.12%          0.41%     0.25%   0.30%   0.30%
Portfolio turnover....        89%            91%       133%      62%     75%         64%           146%      140%    155%     90%
Average commission
 rate per share**.....        N/A        $0.0557   $0.0553       N/A     N/A         N/A        $0.0522   $0.0507     N/A     N/A


                            AGGRESSIVE EQUITY SERIES +              HIGH YIELD BOND SERIES ++
                        -----------------------------------   --------------------------------------
                           FOR THE                               FOR THE
                            PERIOD       FOR THE YEAR ENDED       PERIOD        FOR THE YEAR ENDED
                            ENDED        ------------------       ENDED        ---------------------
                        JUNE 30, 1998     1997      1996*     JUNE 30, 1998    1997    1996    1995
                        --------------   -------   --------   --------------   -----   -----   -----
Ratio of expenses to
 average net assets...       1.09%         1.33%      1.59%       0.63%        0.74%   1.25%   1.32%
Ratio of expenses to
 average net assets
 (net of
 reimbursements)......       1.00%         1.00%      1.00%       0.60%        0.60%   0.60%   0.60%
Ratio of net
 investment income to
 average net assets...      (0.22%)       (0.52%)    (0.72%)      8.62%        8.46%   8.34%   8.45%
Ratio of net
 investment income to
 average net assets
 (net of
 reimbursements)......      (0.13%)       (0.19%)    (0.13%)      8.65%        8.60%   9.00%   7.73%
Portfolio turnover....         63%          243%       186%         59%         109%    107%     21%
Average commission
 rate per share**.....        N/A        $0.0498   $ 0.0540         N/A          N/A     N/A     N/A

                             INTERNATIONAL EQUITY SERIES +++
                        ------------------------------------------
                           FOR THE
                            PERIOD          FOR THE YEAR ENDED
                            ENDED        -------------------------
                        JUNE 30, 1998     1997      1996     1995
                        --------------   -------   -------   -----
Ratio of expenses to
 average net assets...      0.83%          0.88%     0.96%   0.83%
Ratio of expenses to
 average net assets
 (net of
 reimbursements)......      0.83%          0.87%     0.90%   0.80%
Ratio of net
 investment income to
 average net assets...      1.71%          0.90%     1.12%   0.53%
Ratio of net
 investment income to
 average net assets
 (net of
 reimbursements)......      1.71%          0.91%     1.18%   0.50%
Portfolio turnover....        17%            31%       29%      7%
Average commission
 rate per share**.....        N/A        $0.0022   $0.0030     N/A

---------------

*    Annualized (except for Portfolio turnover and Average
     commission rate per share)
**   For fiscal years beginning on or after September 1, 1995,
     the Portfolios are required to disclose their average
     commission rate per share for trades on which a commission is charged.
+    Commencement of Operations, April 19, 1996.
++   Commencement of Operations, August 22, 1995.
+++  Commencement of Operations, September 29, 1995.
(1)  For the period January 1, 1996 -- November 14, 1996, the expense cap was 75 bp.
     For the period November 15, 1996 -- December 31, 1996, the expense cap was 65 bp.

                                                             -------------------
                                                                  BULK RATE
                                                                 U.S. POSTAGE
AUSA LIFE INSURANCE COMPANY, INC.                                    PAID
4 Manhattanville Road, Purchase, New York 10577                 NEW YORK, N.Y.
(914) 697-8000                                                 PERMIT NO. 8048
                                                             -------------------
DISTRIBUTOR:
Diversified Investors Securities Corp. (DISC)
4 Manhattanville Road, Purchase, New York 10577
(914) 697-8000